UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-06719

                             Sterling Capital Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street, 5th Floor

                         Raleigh, NC 27601-0575

(Address of principal executive offices) (Zip code)

James T. Gillespie, President

Sterling Capital Funds

434 Fayetteville Street, 5th Floor

                         Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (800) 228-1872

Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Sterling Capital Large Cap Value Diversified Fund
Schedule of Portfolio Investments
December 31, 2013 (Unaudited)

Shares		Fair Value
COMMON STOCKS (97.5%)
	Consumer Discretionary (7.7%)
41,600	Apollo Education Group, Inc.(a)	$1,136,512
26,693	Best Buy Co., Inc.	1,064,517
55,800	DIRECTV(a)	3,855,222
278,687	Ford Motor Co.	4,300,140
19,139	GameStop Corp., Class A	942,787
11,900	General Motors Co.(a)	486,353
16,156	Hanesbrands, Inc.	1,135,282
10,879	Lear Corp.	880,873
22,825	Macy’s, Inc.	1,218,855
9,700	Starz, Class A(a)	283,628
44,962	Viacom, Inc., Class B	3,926,981

		19,231,150

	Consumer Staples (5.7%)
106,745	Archer-Daniels-Midland Co.	4,632,733
15,751	Herbalife, Ltd.	1,239,604
15,339	Kimberly-Clark Corp.	1,602,312
87,521	Kroger Co. (The)	3,459,705
37,800	Lorillard, Inc.	1,915,704
9,829	Nu Skin Enterprises, Inc., Class A	1,358,564

		14,208,622

	Energy (14.1%)
45,325	Baker Hughes, Inc.	2,504,659
143,102	Chesapeake Energy Corp.	3,883,788
52,958	ConocoPhillips	3,741,483
66,734	Halliburton Co.	3,386,751
15,244	Helmerich & Payne, Inc.	1,281,716
57,950	National Oilwell Varco, Inc.	4,608,764
55,337	Occidental Petroleum Corp.	5,262,549
46,525	Phillips 66	3,588,473
51,500	RPC, Inc.	919,275
56,300	Ultra Petroleum Corp.(a)	1,218,895
90,325	Valero Energy Corp.	4,552,380

		34,948,733

	Financials (27.0%)
34,500	American Express Co.	3,130,185
38,427	Ameriprise Financial, Inc.	4,421,026
60,600	Ares Capital Corp.	1,076,862
16,500	Artisan Partners Asset Management, Inc., Class A	1,075,635
18,118	Assurant, Inc.	1,202,492
14,200	BlackRock, Inc.	4,493,874
68,405	Capital One Financial Corp.	5,240,507
8,300	Corrections Corp. of America, REIT	266,181
82,000	Discover Financial Services	4,587,900
615	Duke Realty Corp., REIT	9,250
18,214	Endurance Specialty Holdings, Ltd.	1,068,615
32,465	Hartford Financial Services Group, Inc.	1,176,207
35,565	Hospitality Properties Trust, REIT	961,322
32,100	Invesco, Ltd.	1,168,440
28,200	Legg Mason, Inc.	1,226,136
19,299	Lincoln National Corp.	996,214
94,704	MetLife, Inc.	5,106,440
33,837	Omega Healthcare Investors, Inc., REIT	1,008,343
55,936	Piedmont Office Realty Trust, Inc., Class A, REIT	924,063
57,916	PNC Financial Services Group, Inc. (The)	4,493,123
23,484	Principal Financial Group, Inc.	1,157,996
50,193	Prudential Financial, Inc.	4,628,798

Shares		Fair Value
COMMON STOCKS — (continued)
	Financials — (continued)
83,262	Retail Properties of America, Inc., Class A, REIT	$1,059,093
40,057	SLM Corp.	1,052,698
47,175	State Street Corp.	3,462,173
50,875	Ventas, Inc., REIT	2,914,120
201,699	Wells Fargo & Co.	9,157,135

		67,064,828

	Health Care (13.0%)
21,896	Actavis PLC(a)	3,678,528
57,607	Aetna, Inc.	3,951,264
16,275	Amgen, Inc.	1,857,954
61,652	Cardinal Health, Inc.	4,118,970
6,668	Charles River Laboratories International, Inc.(a)	353,671
20,387	Endo Health Solutions, Inc.(a)	1,375,307
10,958	Jazz Pharmaceuticals PLC(a)	1,386,844
24,083	McKesson Corp.	3,886,996
27,192	Mylan, Inc.(a)	1,180,133
9,437	Omnicare, Inc.	569,617
205,000	Pfizer, Inc.	6,279,150
13,552	United Therapeutics Corp.(a)	1,532,460
24,152	WellPoint, Inc.	2,231,403

		32,402,297

	Industrials (12.5%)
2,700	Alaska Air Group, Inc.	198,099
11,431	Alliant Techsystems, Inc.	1,390,924
6,700	Boeing Co. (The)	914,483
7,348	Copa Holdings SA, Class A	1,176,488
149,461	Delta Air Lines, Inc.	4,105,694
65,327	Exelis, Inc.	1,245,133
46,173	General Dynamics Corp.	4,411,830
24,025	Lockheed Martin Corp.	3,571,557
40,733	Northrop Grumman Corp.	4,668,409
21,393	Oshkosh Corp.	1,077,779
45,600	Pitney Bowes, Inc.	1,062,480
51,965	Raytheon Co.	4,713,226
57,612	RR Donnelley & Sons Co.	1,168,371
35,531	Spirit Aerosystems Holdings, Inc., Class A(a)	1,210,896

		30,915,369

	Information Technology (9.3%)
69,543	Activision Blizzard, Inc.	1,239,952
6,400	Apple, Inc.	3,591,104
20,701	Arrow Electronics, Inc.(a)	1,123,029
47,502	Booz Allen Hamilton Holding Corp.	909,663
129,862	Brocade Communications Systems, Inc.(a)	1,151,876
19,162	Computer Sciences Corp.	1,070,773
192,345	Hewlett-Packard Co.	5,381,813
16,808	Ingram Micro, Inc., Class A(a)	394,316
79,354	Marvell Technology Group, Ltd.	1,141,111
205,904	Micron Technology, Inc.(a)	4,480,471
17,415	SanDisk Corp.	1,228,454
15,499	Western Digital Corp.	1,300,366

		23,012,928

	Materials (1.9%)
9,200	Domtar Corp.	867,928
48,563	LyondellBasell Industries NV, Class A	3,898,638

		4,766,566

Continued

Sterling Capital Large Cap Value Diversified Fund
Schedule of Portfolio Investments — (continued)
December 31, 2013 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Telecommunication Services (1.5%)
74,350	Verizon Communications, Inc.	$3,653,559

	Utilities (4.8%)
71,025	Duke Energy Corp.	4,901,435
139,044	PPL Corp.	4,183,834
54,200	Public Service Enterprise Group, Inc.	1,736,568
29,477	Vectren Corp.	1,046,433

		11,868,270

	Total Common Stocks (Cost $212,980,816)	242,072,322

MONEY MARKET FUND (2.2%)
5,567,237	Federated Treasury Obligations Fund, Institutional Shares	5,567,237

	Total Money Market Fund (Cost $5,567,237)	5,567,237

Fair Value
Total Investments — 99.7% (Cost $218,548,053)	$247,639,559
Net Other Assets (Liabilities) — 0.3%	679,806

NET ASSETS — 100.0%.	$248,319,365

(a)	Represents non-income producing security.

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Mid Value Fund
Schedule of Portfolio Investments
December 31, 2013 (Unaudited)

Shares		Fair Value
COMMON STOCKS (94.6%)
	Consumer Discretionary (18.9%)
908,600	Ascena Retail Group, Inc.(a)	$19,225,976
137,450	Chico’s FAS, Inc.	2,589,558
1,376,100	Interpublic Group of Cos., Inc. (The)	24,356,970
282,950	Kohl’s Corp.	16,057,413
787,400	News Corp., Class B(a)	14,039,342
426,420	Omnicom Group, Inc.	31,712,855
275,819	Universal Technical Institute, Inc.	3,836,642
280,400	Viacom, Inc., Class B	24,490,136

		136,308,892

	Energy (0.3%)
671,026	Forest Oil Corp.(a)	2,422,404

	Financials (31.8%)
1,674,375	Annaly Capital Management, Inc., REIT	16,693,519
595,292	Aspen Insurance Holdings, Ltd.	24,591,513
440,303	Assured Guaranty, Ltd.	10,386,748
58,500	CBRE Group, Inc., Class A(a)	1,538,550
1,296,500	E*TRADE Financial Corp.(a)	25,463,260
437,085	Endurance Specialty Holdings, Ltd.	25,643,777
73,300	Enstar Group, Ltd.(a)	10,182,103
935,800	Leucadia National Corp.	26,520,572
309,100	Lincoln National Corp.	15,955,742
53,507	Markel Corp.(a)	31,052,787
372,000	Ryman Hospitality Properties, Inc., REIT	15,542,160
561,884	Willis Group Holdings PLC	25,178,022

		228,748,753

	Health Care (16.2%)
149,200	Becton Dickinson & Co.	16,485,108
219,213	Covidien PLC	14,928,405
150,728	Laboratory Corp. of America Holdings(a)	13,772,017
277,800	Mallinckrodt PLC(a)	14,517,828
347,400	Omnicare, Inc.	20,969,064
247,742	WellPoint, Inc.	22,888,883
138,422	Zimmer Holdings, Inc.	12,899,546

		116,460,851

	Industrials (5.8%)
48,000	AerCap Holdings NV(a)	1,840,800

Shares		Fair Value
COMMON STOCKS — (continued)
	Industrials — (continued)
147,070	General Dynamics Corp.	$14,052,540
477,700	Hertz Global Holdings, Inc.(a)	13,671,774
684,700	UTi Worldwide, Inc.	12,023,332

		41,588,446

	Information Technology (21.6%)
1,366,700	Dice Holdings, Inc.(a)	9,908,575
117,360	DST Systems, Inc.	10,649,246
1,005,096	EarthLink, Inc.	5,095,837
353,800	Fidelity National Information Services, Inc.	18,991,984
374,000	Global Payments, Inc.	24,306,260
353,225	MICROS Systems, Inc.(a)	20,264,518
132,955	MicroStrategy, Inc., Class A(a)	16,518,329
517,700	Symantec Corp.	12,207,366
730,000	Western Union Co. (The)	12,592,500
2,046,067	Xerox Corp.	24,900,635

		155,435,250

	Total Common Stocks (Cost $505,584,175)	680,964,596

MONEY MARKET FUND (5.3%)
38,275,110	Federated Treasury Obligations Fund, Institutional Shares	38,275,110

	Total Money Market Fund (Cost $38,275,110)	38,275,110

Total Investments — 99.9% (Cost $543,859,285)		719,239,706
Net Other Assets (Liabilities) — 0.1%		829,354

NET ASSETS — 100.0%		$720,069,060

(a)	Represents non-income producing security.

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Small Cap Value Diversified Fund
Schedule of Portfolio Investments
December 31, 2013 (Unaudited)

Shares		Fair Value
COMMON STOCKS (97.0%)

	Consumer Discretionary (10.6%)
20,781	Big 5 Sporting Goods Corp.	$411,879
30,105	Boyd Gaming Corp.(a)	338,982
30,384	Bridgepoint Education, Inc.(a)	538,101
12,327	Brown Shoe Co., Inc.	346,882
8,315	Capella Education Co.	552,449
9,289	CEC Entertainment, Inc.	411,317
8,385	Columbia Sportswear Co.	660,319
111,079	Cumulus Media, Inc., Class A(a)	858,641
34,237	Digital Generation, Inc.(a)	436,522
84,472	Entravision Communications Corp., Class A	514,434
32,221	EW Scripps Co. (The), Class A(a)	699,840
588	Graham Holdings Co., Class B(a)	390,032
43,639	Gray Television, Inc.(a)	649,348
31,793	hhgregg, Inc.(a)	444,148
1,685	ITT Educational Services, Inc.(a)	56,582
49,556	Journal Communications, Inc., Class A(a)	461,366
6,115	Lear Corp.	495,132
41,093	Live Nation Entertainment, Inc.(a)	811,998
19,956	MDC Partners, Inc., Class A	509,078
7,359	Monarch Casino & Resort, Inc.(a)	147,769
49,350	Orbitz Worldwide, Inc.(a)	354,333
6,335	Outerwall, Inc.(a)	426,155
30,756	Penn National Gaming, Inc.(a)	440,733
4,186	Red Robin Gourmet Burgers, Inc.(a)	307,838
33,473	Ruth’s Hospitality Group, Inc.	475,651
2,964	Sears Hometown and Outlet Stores, Inc.(a)	75,582
35,636	Smith & Wesson Holding Corp.(a)	480,730
37,783	Stoneridge, Inc.(a)	481,733
11,301	Tower International, Inc.(a)	241,841
15,693	Unifi, Inc.(a)	427,477
37,818	Zale Corp.(a)	596,390

		14,043,282

	Consumer Staples (2.1%)
8,164	Andersons, Inc. (The)	727,984
6,521	Ingles Markets, Inc., Class A	176,719
13,150	Omega Protein Corp.(a)	161,613
24,941	Pilgrim’s Pride Corp.(a)	405,291
15,281	Safeway, Inc.	497,702
5,436	Sanderson Farms, Inc.	393,186
58,780	SUPERVALU, Inc.(a)	428,506
449	USANA Health Sciences, Inc.(a)	33,935

		2,824,936

	Energy (6.1%)
29,971	Alon USA Energy, Inc.	495,720
97,276	Alpha Natural Resources, Inc.(a)	694,551
33,290	Cloud Peak Energy, Inc.(a)	599,220
11,471	Dawson Geophysical Co.(a)	387,949
20,548	Exterran Holdings, Inc.(a)	702,742
27,651	Green Plains Renewable Energy, Inc.	536,153
53,482	Hercules Offshore, Inc.(a)	349,237
23,314	Nabors Industries, Ltd.	396,105
47,492	Newpark Resources, Inc.(a)	583,677
100,049	Parker Drilling Co.(a)	813,398
17,848	PBF Energy, Inc., Class A	561,498
20,697	Penn Virginia Corp.(a)	195,173
28,248	Renewable Energy Group, Inc.(a)	323,722
10,391	REX American Resources Corp.(a)	464,582
21,075	Stone Energy Corp.(a)	728,984

Shares		Fair Value
COMMON STOCKS — (continued)

	Energy — (continued)
57,918	Warren Resources, Inc.(a)	$181,863

		8,014,574

	Financials (38.0%)
14,274	1st Source Corp.	455,912
4,349	Allied World Assurance Co. Holdings AG	490,611
24,596	Ambac Financial Group, Inc.(a)	604,078
28,729	American Capital, Ltd.(a)	449,322
32,659	American Equity Investment Life Holding Co.	861,544
7,580	American Financial Group, Inc.	437,518
2,066	American National Insurance Co.	236,640
11,987	Amtrust Financial Services, Inc.	391,855
97,810	Anworth Mortgage Asset Corp., REIT	411,780
23,081	Apollo Commercial Real Estate Finance, Inc., REIT	375,066
13,653	Argo Group International Holdings, Ltd.	634,728
15,784	Arlington Asset Investment Corp., Class A	416,540
175,611	ARMOUR Residential REIT, Inc.	704,200
10,917	Aspen Insurance Holdings, Ltd.	450,981
7,365	Assurant, Inc.	488,815
17,376	Assured Guaranty, Ltd.	409,900
9,273	Axis Capital Holdings, Ltd.	441,117
20,281	Banco Latinoamericano de Comercio Exterior SA	568,274
14,357	Banner Corp.	643,481
56,607	BlackRock Kelso Capital Corp.	528,143
16,301	Calamos Asset Management, Inc., Class A	193,004
51,327	Capstead Mortgage Corp., REIT	620,030
73,934	Cedar Realty Trust, Inc., REIT	462,827
23,649	Central Pacific Financial Corp.	474,872
58,431	CNO Financial Group, Inc.	1,033,644
28,092	Colony Financial, Inc., REIT	569,987
35,914	Cousins Properties, Inc., REIT	369,914
10,990	Customers Bancorp, Inc.(a)	224,855
44,439	Dynex Capital, Inc., REIT	355,512
19,135	Employers Holdings, Inc.	605,623
7,631	Endurance Specialty Holdings, Ltd.	447,711
10,742	Enterprise Financial Services Corp.	219,352
10,528	FBL Financial Group, Inc., Class A	471,549
6,207	FBR & Co.(a)	163,741
11,656	Fidelity Southern Corp.	193,610
9,173	Fidus Investment Corp.	199,421
2,008	First Citizens BancShares, Inc., Class A	447,041
16,230	First Interstate Bancsystem, Inc.	460,445
26,156	First Merchants Corp.	595,311
10,575	First NBC Bank Holding Co.(a)	341,573
11,851	Flushing Financial Corp.	245,316
30,888	Gain Capital Holdings, Inc.	231,969
35,675	Genworth Financial, Inc., Class A(a)	554,033
19,601	Getty Realty Corp., REIT	360,070
18,922	Gladstone Capital Corp.	181,651
15,460	Golub Capital BDC, Inc.	295,441
72,092	Gramercy Property Trust, Inc., REIT(a)	414,529
16,384	Greenlight Capital Re, Ltd., Class A(a)	552,305
28,582	Hanmi Financial Corp.	625,660
11,935	HCI Group, Inc.	638,523
35,899	Hercules Technology Growth Capital, Inc.	588,744
21,315	Horace Mann Educators Corp.	672,275
23,819	Interactive Brokers Group, Inc., Class A	579,754
20,479	International Bancshares Corp.	540,441
43,526	Invesco Mortgage Capital, Inc., REIT	638,962

Continued

Sterling Capital Small Cap Value Diversified Fund
Schedule of Portfolio Investments — (continued)
December 31, 2013 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Financials — (continued)
39,313	KCAP Financial, Inc.	$317,256
11,560	Kemper Corp.	472,573
42,239	Maiden Holdings, Ltd.	461,672
34,528	MBIA, Inc.(a)	412,264
64,347	MCG Capital Corp.	283,127
24,091	Medallion Financial Corp.	345,706
42,552	MFA Financial, Inc., REIT	300,417
21,355	Montpelier Re Holdings, Ltd.	621,431
7,104	Navigators Group, Inc. (The)(a)	448,689
13,119	Nelnet, Inc., Class A	552,835
109,070	New Residential Investment Corp., REIT	728,588
28,798	OFG Bancorp	499,357
23,407	Old Republic International Corp.	404,239
4,349	PartnerRe, Ltd.	458,515
47,626	PennantPark Investment Corp.	552,462
7,236	Phoenix Cos., Inc. (The)(a)	444,290
11,665	Platinum Underwriters Holdings, Ltd.	714,831
13,552	Popular, Inc.(a)	389,349
26,808	PrivateBancorp, Inc.	775,555
71,600	Prospect Capital Corp.	803,352
10,024	Protective Life Corp.	507,816
31,974	Redwood Trust, Inc., REIT	619,336
7,779	Regional Management Corp.(a)	263,941
5,738	Reinsurance Group of America, Inc.	444,179
4,538	RenaissanceRe Holdings, Ltd.	441,729
4,581	Safety Insurance Group, Inc.	257,910
17,976	Sandy Spring Bancorp, Inc.	506,743
7,825	Southside Bancshares, Inc.	213,935
8,151	StanCorp Financial Group, Inc.	540,004
16,211	Stewart Information Services Corp.	523,129
38,566	Symetra Financial Corp.	731,211
139,028	Synovus Financial Corp.	500,501
21,847	TCP Capital Corp.	366,593
34,982	TICC Capital Corp.	361,714
14,383	Trico Bancshares	408,046
67,413	Two Harbors Investment Corp., REIT	625,593
17,294	Union First Market Bankshares Corp.	429,064
31,732	United Community Banks, Inc.(a)	563,243
16,782	United Fire Group, Inc.	480,972
43,103	Universal Insurance Holdings, Inc.	624,131
8,895	Validus Holdings, Ltd.	358,380
19,061	Washington Federal, Inc.	443,931
27,923	Webster Financial Corp.	870,639
31,799	Western Alliance Bancorp(a)	758,724
612	White Mountains Insurance Group, Ltd.	369,085
65,276	Wilshire Bancorp, Inc.	713,467
15,511	Wintrust Financial Corp.	715,367
4,823	World Acceptance Corp.(a)	422,157
6,901	WSFS Financial Corp.	535,035

		50,153,283

	Health Care (4.3%)
11,296	Addus HomeCare Corp.(a)	253,595
29,561	Albany Molecular Research, Inc.(a)	297,975
5,832	Alliance HealthCare Services, Inc.(a)	144,284
26,085	Amedisys, Inc.(a)	381,624
11,770	Anika Therapeutics, Inc.(a)	449,143
3,850	Centene Corp.(a)	226,957
14,472	Cornerstone Therapeutics, Inc.(a)	137,339
14,469	Lannett Co., Inc.(a)	478,924
6,445	LHC Group, Inc.(a)	154,938

Shares		Fair Value
COMMON STOCKS — (continued)

	Health Care — (continued)
7,447	LifePoint Hospitals, Inc.(a)	$393,499
20,497	NuVasive, Inc.(a)	662,668
19,473	Owens & Minor, Inc.	711,933
36,798	PDL BioPharma, Inc.	310,575
10,521	Providence Service Corp. (The)(a)	270,600
3,532	Questcor Pharmaceuticals, Inc.	192,317
16,185	Triple-S Management Corp., Class B(a)	314,636
2,744	United Therapeutics Corp.(a)	310,292

		5,691,299

	Industrials (14.3%)
24,373	AAR Corp.	682,688
30,036	Aircastle, Ltd.	575,490
7,121	Alaska Air Group, Inc.	522,468
11,606	Albany International Corp., Class A	417,004
4,120	Alliant Techsystems, Inc.	501,322
33,717	ARC Document Solutions, Inc.(a)	277,154
24,218	Arkansas Best Corp.	815,662
6,467	Barrett Business Services, Inc.	599,750
13,524	Coleman Cable, Inc.	354,599
8,138	Columbus McKinnon Corp.(a)	220,865
11,150	Ducommun, Inc.(a)	332,381
25,413	Ennis, Inc.	449,810
7,282	G&K Services, Inc., Class A	453,159
57,411	GrafTech International, Ltd.(a)	644,726
18,085	Greenbrier Cos., Inc. (The)(a)	593,911
57,959	Hawaiian Holdings, Inc.(a)	558,145
5,858	Hyster-Yale Materials Handling, Inc.	545,731
10,746	ICF International, Inc.(a)	372,994
89,806	JetBlue Airways Corp.(a)	767,841
5,675	Kadant, Inc.	229,951
30,068	Kimball International, Inc., Class B	451,922
14,686	Matson, Inc.	383,451
14,887	MYR Group, Inc.(a)	373,366
22,866	Navigant Consulting, Inc.(a)	439,027
16,946	NN, Inc.	342,140
5,915	Northwest Pipe Co.(a)	223,350
7,521	Oshkosh Corp.	378,908
37,512	Pacer International, Inc.(a)	309,849
7,301	Park-Ohio Holdings Corp.(a)	382,572
19,876	Quad/Graphics, Inc.	541,223
28,686	Quality Distribution, Inc.(a)	368,041
39,405	Republic Airways Holdings, Inc.(a)	421,239
31,483	RPX Corp.(a)	532,063
24,094	RR Donnelley & Sons Co.	488,626
19,674	Rush Enterprises, Inc., Class A(a)	583,334
36,780	SkyWest, Inc.	545,447
17,217	Spirit Aerosystems Holdings, Inc., Class A(a)	586,755
19,584	Swift Transportation Co.(a)	434,961
6,999	Trinity Industries, Inc.	381,585
46,590	Wabash National Corp.(a)	575,387
11,792	Xerium Technologies, Inc.(a)	194,450

		18,853,347

	Information Technology (10.6%)
6,577	Anaren, Inc.(a)	184,090
6,785	Arrow Electronics, Inc.(a)	368,086
20,799	AVG Technologies NV(a)	357,951
60,701	Avid Technology, Inc.(a)	494,713
10,800	Avnet, Inc.	476,388
30,931	AVX Corp.	430,869

Continued

Sterling Capital Small Cap Value Diversified Fund
Schedule of Portfolio Investments — (continued)
December 31, 2013 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Information Technology — (continued)
28,293	Benchmark Electronics, Inc.(a)	$653,002
1,957	Black Box Corp.	58,319
43,146	Brocade Communications Systems, Inc.(a)	382,705
28,367	CTS Corp.	564,787
2,579	ePlus, Inc.(a)	146,590
22,516	Fabrinet(a)	462,929
13,787	First Solar, Inc.(a)	753,322
20,655	Hackett Group, Inc. (The)	128,268
64,158	Harmonic, Inc.(a)	473,486
20,249	Insight Enterprises, Inc.(a)	459,855
27,788	International Rectifier Corp.(a)	724,433
16,877	Jabil Circuit, Inc.	294,335
12,468	Lexmark International, Inc., Class A	442,863
34,812	Marvell Technology Group, Ltd.	500,597
7,745	PC Connection, Inc.	192,463
57,020	Photronics, Inc.(a)	514,891
15,878	Plexus Corp.(a)	687,359
22,597	Polycom, Inc.(a)	253,764
39,948	Sanmina Corp.(a)	667,132
14,736	ScanSource, Inc.(a)	625,248
30,063	Silicon Graphics International Corp.(a)	403,145
13,091	SYNNEX Corp.(a)	882,333
40,294	TiVo, Inc.(a)	528,657
35,567	TTM Technologies, Inc.(a)	305,165
22,970	Ultra Clean Holdings, Inc.(a)	230,389
30,330	Vishay Intertechnology, Inc.(a)	402,176

		14,050,310

	Materials (4.7%)
23,683	A.M. Castle & Co.(a)	349,798
3,503	American Pacific Corp.(a)	130,522
20,187	Berry Plastics Group, Inc.(a)	480,249
3,155	Domtar Corp.	297,643
5,200	Huntsman Corp.	127,920
9,829	Materion Corp.	303,225
17,143	Myers Industries, Inc.	362,060
8,792	Neenah Paper, Inc.	376,034
12,018	Olympic Steel, Inc.	348,282
17,597	OM Group, Inc.(a)	640,707
7,661	Packaging Corp. of America	484,788
20,021	PH Glatfelter Co.	553,380
1,506	Reliance Steel & Aluminum Co.	114,215
10,093	Schweitzer-Mauduit International, Inc.	519,487
6,169	U.S. Concrete, Inc.(a)	139,604
4,906	United States Steel Corp.	144,727

Shares		Fair Value
COMMON STOCKS — (continued)
	Materials — (continued)
18,912	Worthington Industries, Inc.	$795,817

		6,168,458

	Telecommunication Services (0.8%)
5,096	Atlantic Tele-Network, Inc.	288,281
58,233	Iridium Communications, Inc.(a)	364,539
13,927	Telephone & Data Systems, Inc.	359,038

		1,011,858

	Utilities (5.5%)
25,711	Avista Corp.	724,793
8,219	Chesapeake Utilities Corp.	493,304
11,852	Consolidated Water Co., Ltd.	167,113
36,250	Dynegy, Inc.(a)	780,100
18,967	El Paso Electric Co.	665,931
19,196	Empire District Electric Co.	435,557
16,571	IDACORP, Inc.	859,041
8,196	New Jersey Resources Corp.	378,983
16,149	NorthWestern Corp.	699,575
31,811	PNM Resources, Inc.	767,281
15,697	Southwest Gas Corp.	877,619
2,431	UGI Corp.	100,789
11,773	Westar Energy, Inc.	378,737

		7,328,823

	Total Common Stocks (Cost $111,599,478)	128,140,170

MONEY MARKET FUND (2.5%)
3,327,578	Federated Treasury Obligations Fund, Institutional Shares	3,327,578

	Total Money Market Fund (Cost $3,327,578)	3,327,578

Total Investments — 99.5% (Cost $114,927,056)		131,467,748
Net Other Assets (Liabilities) — 0.5%		664,411

NET ASSETS — 100.0%		$132,132,159

(a)	Represents non-income producing security.

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Special Opportunities Fund
Schedule of Portfolio Investments
December 31, 2013 (Unaudited)

Shares		Fair Value
COMMON STOCKS (94.2%)
	Consumer Discretionary (12.6%)
830,000	Comcast Corp., Class A	$43,130,950
537,000	DIRECTV(a)	37,101,330
1,955,000	Ford Motor Co.	30,165,650

		110,397,930

	Consumer Staples (2.7%)
674,000	Mondelez International, Inc., Class A	23,792,200

	Energy (12.2%)
310,000	Apache Corp.	26,641,400
180,000	EOG Resources, Inc.(b)	30,211,200
642,000	Halliburton Co.	32,581,500
452,565	Williams Cos., Inc. (The)	17,455,432

		106,889,532

	Financials (8.5%)
526,790	American Campus Communities, Inc., REIT	16,967,906
367,000	Capital One Financial Corp.	28,115,870
56,500	CBRE Group, Inc., Class A(a)	1,485,950
673,000	Ryman Hospitality Properties, Inc., REIT	28,117,940

		74,687,666

	Health Care (18.2%)
541,300	Agilent Technologies, Inc.	30,956,947
622,500	HCA Holdings, Inc.(a)	29,699,475
1,292,500	Myriad Genetics, Inc.(a)	27,116,650
771,000	Teva Pharmaceutical Industries, Ltd., ADR	30,901,680
550,000	UnitedHealth Group, Inc.(b)	41,415,000

		160,089,752

	Industrials (5.0%)
692,000	Nielsen Holdings NV	31,755,880
289,205	Robert Half International, Inc.(b)	12,143,718

		43,899,598

	Information Technology (33.5%)
604,000	Akamai Technologies, Inc.(a)	28,496,720

Shares		Fair Value
COMMON STOCKS — (continued)
	Information Technology — (continued)
64,700	Apple, Inc.(b)	$36,303,817
1,044,000	Broadcom Corp., Class A	30,954,600
676,000	Check Point Software Technologies, Ltd.(a)	43,615,520
1,598,000	Cisco Systems, Inc.	35,875,100
482,000	Citrix Systems, Inc.(a)	30,486,500
702,000	eBay, Inc.(a)	38,532,780
460,000	Intuit, Inc.	35,107,200
432,544	NCR Corp.(a)	14,732,448

		294,104,685

	Materials (1.5%)
1,543,200	Yamana Gold, Inc.	13,302,384

	Total Common Stocks (Cost $609,256,592)	827,163,747

MONEY MARKET FUND (5.8%)
50,873,929	Federated Treasury Obligations Fund, Institutional Shares	50,873,929

	Total Money Market Fund (Cost $50,873,929)	50,873,929

Total Investments — 100.0% (Cost $660,130,521)		878,037,676
Net Other Assets (Liabilities) — 0.0%		265,676

NET ASSETS — 100.0%		$878,303,352

(a)	Represents non-income producing security.
(b)	All or a portion of security was held as collateral for written call options.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Equity Income Fund
Schedule of Portfolio Investments
December 31, 2013 (Unaudited)

Shares		Fair Value
COMMON STOCKS (90.1%)
	Consumer Discretionary (13.5%)
636,000	McDonald’s Corp.	$61,711,080
722,000	Omnicom Group, Inc.	53,695,140
1,013,000	Pearson PLC, ADR	22,691,200
1,062,000	Target Corp.	67,192,740
576,500	Time Warner Cable, Inc.(a)	78,115,750

		283,405,910

	Consumer Staples (13.6%)
1,678,000	Coca-Cola Co. (The)	69,318,180
1,186,000	General Mills, Inc.	59,193,260
574,000	PepsiCo, Inc.	47,607,560
453,000	Philip Morris International, Inc.	39,469,890
1,696,000	Unilever PLC, ADR	69,875,200

		285,464,090

	Energy (20.1%)
364,000	Chevron Corp.	45,467,240
1,402,000	Ensco PLC, Class A	80,166,360
151,965	Kinder Morgan Management LLC(b)	11,497,645
1,990,000	Kinder Morgan, Inc.	71,640,000
988,596	Natural Resource Partners LP	19,712,604
740,000	Occidental Petroleum Corp.	70,374,000
188,000	Royal Dutch Shell PLC, Class A, ADR	13,398,760
322,000	Royal Dutch Shell PLC, Class B, ADR	24,185,420
2,092,200	Spectra Energy Corp.	74,524,164
275,000	Teekay LNG Partners LP	11,745,250

		422,711,443

	Financials (7.7%)
111,000	BlackRock, Inc.	35,128,170
1,299,000	MetLife, Inc.	70,042,080
634,500	Travelers Cos., Inc. (The)	57,447,630

		162,617,880

	Health Care (15.1%)
1,102,000	Abbott Laboratories	42,239,660
785,999	AbbVie, Inc.	41,508,607
1,122,000	Baxter International, Inc.	78,035,100
765,000	Novartis AG, ADR	61,490,700

Shares		Fair Value
COMMON STOCKS — (continued)
	Health Care — (continued)
1,267,000	Pfizer, Inc.	$38,808,210
594,005	WellPoint, Inc.	54,880,122

		316,962,399

	Industrials (2.0%)
410,000	United Parcel Service, Inc., Class B	43,082,800

	Information Technology (14.4%)
779,000	Accenture PLC, Class A	64,049,380
2,182,028	Intel Corp.	56,645,447
1,905,000	Maxim Integrated Products, Inc.	53,168,550
1,358,200	Microsoft Corp.	50,837,426
1,055,702	QUALCOMM, Inc.	78,385,873

		303,086,676

	Telecommunication Services (3.7%)
1,697,500	Rogers Communications, Inc., Class B	76,811,875

	Total Common Stocks (Cost $1,482,939,793)	1,894,143,073

MONEY MARKET FUND (9.4%)
197,101,356	Federated Treasury Obligations Fund, Institutional Shares	197,101,356

	Total Money Market Fund (Cost $197,101,356)	197,101,356

Total Investments — 99.5% (Cost $1,680,041,149)		2,091,244,429
Net Other Assets (Liabilities) — 0.5%		10,379,272

NET ASSETS — 100.0%		$2,101,623,701

(a)	All or a portion of security was held as collateral for written call options.
(b)	Represents non-income producing security.

ADR — American Depositary Receipt

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Long/Short Equity Fund
Schedule of Portfolio Investments
December 31, 2013 (Unaudited)

Shares		Fair Value
COMMON STOCKS (76.0%)
	Consumer Discretionary (2.3%)
9,198	Mattel, Inc.(a)	$437,641
9,593	Service Corp. International(a)	173,921
6,386	Target Corp.(a)	404,042

		1,015,604

	Consumer Staples (7.4%)
11,422	Altria Group, Inc.(a)	438,491
2,846	Beam, Inc.(a)	193,699
6,197	Clorox Co. (The)(a)	574,834
7,070	Mondelez International, Inc., Class A(a)	249,571
10,593	PepsiCo, Inc.(a)	878,583
3,888	Philip Morris International, Inc.(a)	338,761
6,645	Wal-Mart Stores, Inc.(a)	522,895

		3,196,834

	Energy (21.4%)
4,500	Anadarko Petroleum Corp.(a)	356,940
12,009	Apache Corp.(a)	1,032,053
3,700	Approach Resources, Inc.(a)(b)	71,373
2,500	ARC Resources, Ltd.	69,593
3,500	Baytex Energy Corp.(a)	137,060
4,200	Bellatrix Exploration, Ltd.(a)(b)	30,786
600	Bonanza Creek Energy, Inc.(a)(b)	26,082
1,000	Bonterra Energy Corp.(a)	50,981
5,000	Canadian Oil Sands, Ltd.(a)	94,050
2,300	Canadian Oil Sands, Ltd.	43,261
6,100	Cenovus Energy, Inc.(a)	174,765
1,000	Cimarex Energy Co.(a)	104,910
1,000	Concho Resources, Inc.(a)(b)	108,000
3,000	ConocoPhillips(a)	211,950
1,300	Continental Resources, Inc.(a)(b)	146,276
1,300	Crescent Point Energy Corp.(a)	50,492
15,400	Denbury Resources, Inc.(a)(b)	253,022
13,503	Devon Energy Corp.(a)	835,431
4,404	Dorchester Minerals LP(a)	114,416
2,200	EOG Resources, Inc.(a)	369,248
4,379	Exxon Mobil Corp.(a)	443,155
6,300	Freehold Royalties, Ltd.	131,130
2,000	Freehold Royalties, Ltd.(a)	41,600
8,800	Halcon Resources Corp.(a)(b)	33,968
9,200	Kinder Morgan, Inc.(a)	331,200
2,700	Kodiak Oil & Gas Corp.(a)(b)	30,267
4,300	Magnum Hunter Resources Corp. (a)(b)	31,433
6,000	Marathon Oil Corp.(a)	211,800
5,500	Noble Energy, Inc.(a)	374,605
4,600	Northern Oil & Gas, Inc.(a)(b)	69,322
3,900	Oasis Petroleum, Inc.(a)(b)	183,183
2,300	Occidental Petroleum Corp.(a)	218,730
25,800	Pacific Coast Oil Trust(a)	327,144
500	PDC Energy, Inc.(a)(b)	26,610
11,000	Permian Basin Royalty Trust(a)	141,460
1,100	Peyto Exploration & Development Corp.	33,666
2,000	Pioneer Natural Resources Co.(a)	368,140
20,500	Plains GP Holdings LP, Class A(a)(b)	548,785
7,700	Resolute Energy Corp.(a)(b)	69,531
7,200	Sabine Royalty Trust(a)	364,032
500	SM Energy Co.(a)	41,555
1,400	Statoil ASA, ADR(a)	33,782
4,000	Suncor Energy, Inc.(a)	140,200
1,000	Tesoro Logistics LP	52,340
1,200	Vermilion Energy, Inc.(a)	70,932

Shares		Fair Value
COMMON STOCKS — (continued)
	Energy — (continued)
5,000	Western Gas Equity Partners LP(a)	$197,550
5,300	Whiting Petroleum Corp.(a)(b)	327,911
10,900	Whiting USA Trust II(a)	143,553

		9,268,273

	Financials (15.0%)
4,100	Aflac, Inc.(a)	273,880
9,000	Ambac Financial Group, Inc.(b)	221,040
5,044	Aon PLC(a)	423,141
22,200	Boston Private Financial Holdings, Inc.(a)	280,164
8,123	Bridge Bancorp, Inc.(a)	211,198
9,200	Carlyle Group LP (The)(a)	327,704
5,100	Citigroup, Inc.(a)	265,761
3,587	eHealth, Inc.(a)(b)	166,760
35,800	First BanCorp(a)(b)	221,602
4,800	Franklin Resources, Inc.	277,104
28,300	Genworth Financial, Inc., Class A(a)(b)	439,499
12,400	ING US, Inc.(a)	435,860
15,800	KKR & Co. LP(a)	384,572
5,100	MetLife, Inc.	274,992
10,600	Morgan Stanley(a)	332,416
7,800	Oppenheimer Holdings, Inc., Class A(a)	193,284
15,400	PennyMac Financial Services, Inc., Class A(a)(b)	270,270
9,600	Popular, Inc.(a)(b)	275,808
19,100	Radian Group, Inc.(a)	269,692
5,300	Raymond James Financial, Inc.(a)	276,607
7,500	SunTrust Banks, Inc.(a)	276,075
2,100	Virtus Investment Partners Inc. (a)(b)	420,105

		6,517,534

	Health Care (25.4%)
3,018	Acadia Healthcare Co., Inc.(a)(b)	142,842
7,000	ACADIA Pharmaceuticals, Inc. (a)(b)	174,930
1,150	Actavis PLC(a)(b)	193,200
1,345	Becton Dickinson & Co.(a)	148,609
1,135	Biogen Idec, Inc.(a)(b)	317,516
1,381	Bio-Rad Laboratories, Inc., Class A(a)(b)	170,705
11,566	BioScrip, Inc.(a)(b)	85,588
6,612	Cardinal Health, Inc.(a)	441,748
8,463	Cardiovascular Systems, Inc.(a)(b)	290,196
1,604	Celgene Corp.(a)(b)	271,012
5,621	Cepheid, Inc.(a)(b)	262,613
4,772	DENTSPLY International, Inc.(a)	231,347
19,058	Endocyte, Inc.(a)(b)	203,730
6,698	ExamWorks Group, Inc.(a)(b)	200,069
2,997	Express Scripts Holding Co. (a)(b)	210,509
7,109	Foundation Medicine, Inc.(a)(b)	169,336
30,837	Galena Biopharma, Inc.(a)(b)	152,952
9,796	GenMark Diagnostics, Inc.(a)(b)	130,385
4,805	Gilead Sciences, Inc.(a)(b)	361,096
4,492	GlaxoSmithKline PLC, ADR(a)	239,828
7,038	HCA Holdings, Inc.(a)(b)	335,783
1,891	HeartWare International, Inc.(a)(b)	177,678
3,969	ICON PLC(a)(b)	160,387
4,285	Intercept Pharmaceuticals, Inc.(a)(b)	292,580
5,633	Johnson & Johnson(a)	515,926
6,775	Keryx Biopharmaceuticals, Inc.(a)(b)	87,736
11,949	Medtronic, Inc.(a)	685,753
15,102	Merck & Co., Inc.(a)	755,856
1,521	Nanosphere, Inc.(b)	3,483

Continued

Sterling Capital Long/Short Equity Fund
Schedule of Portfolio Investments — (continued)
December 31, 2013 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Health Care — (continued)
13,069	NanoString Technologies, Inc.(b)	$225,310
3,996	Natus Medical, Inc.(a)(b)	89,910
8,120	Novadaq Technologies, Inc.(a)(b)	133,899
9,957	NuVasive, Inc.(a)(b)	321,910
5,020	PAREXEL International Corp.(a)(b)	226,804
22,167	Pfizer, Inc.(a)	678,975
6,781	Premier, Inc., Class A(a)(b)	249,270
10,811	Quality Systems, Inc.(a)	227,680
6,166	Rockwell Medical, Inc.(a)(b)	64,373
11,802	Sarepta Therapeutics, Inc.(a)(b)	240,407
3,000	St. Jude Medical, Inc.(a)	185,850
27,478	Streamline Health Solutions, Inc.(a)(b)	191,796
2,822	Team Health Holdings, Inc.(a)(b)	128,542
10,857	Thoratec Corp.(a)(b)	397,366
5,586	Veracyte, Inc.(a)(b)	80,997
1,103	Vertex Pharmaceuticals, Inc.(a)(b)	81,953
3,003	Zoetis, Inc.	98,168

		11,036,603

	Industrials (0.8%)
4,924	Masco Corp.(a)	112,119
2,649	Norfolk Southern Corp.(a)	245,907

		358,026

	Information Technology (3.4%)
19,147	Intel Corp.(a)	497,056
20,986	Microsoft Corp.(a)	785,506
5,049	WebMD Health Corp.(a)(b)	199,435

		1,481,997

	Materials (0.1%)
1,400	Mesabi Trust(a)	31,164

	Utilities (0.2%)
1,000	National Fuel Gas Co.(a)	71,400

	Total Common Stocks (Cost $32,277,653)	32,977,435

EXCHANGE TRADED FUND (0.5%)
4,400	Market Vectors Oil Service ETF(a)	211,508

	Total Exchange Traded Fund (Cost $209,240)	211,508

PREFERRED STOCKS (1.9%)
	Financials (1.9%)
26,165	Fannie Mae, Series R, 7.625%(a)	205,657
70,823	Fannie Mae, Series S, 8.250%(a)	619,701

	Total Preferred Stocks (Cost $805,297)	825,358

WARRANTS (4.5%)
15,300	Ambac Financial Group, Inc., $16.67, Expires 04/30/23(a)(b)	228,582
43,000	Bank of America Corp., $13.30, Expires 01/16/19(a)(b)	278,210
156,500	Bank of America Corp., $30.79, Expires 10/28/18(a)(b)	120,505
7,300	Capital One Financial Corp., $42.13, Expires 11/14/18(a)(b)	258,712

Shares		Fair Value
WARRANTS — (continued)
118,000	Citigroup, Inc., $106.10, Expires 01/04/19(a)(b)	$76,700
12,702	Comerica, Inc., $29.40, Expires 11/14/18(a)(b)	241,973
13,800	Hartford Financial Services Group, Inc., $9.50, Expires 06/26/19(a)(b)	379,914
58,690	Zions Bancorporation, $36.63, Expires 05/22/20(a)(b)	365,052

	Total Warrants (Cost $1,831,896)	1,949,648

Total Long-Term Investments — 82.9% (Cost $35,124,086)		35,963,949
MONEY MARKET FUND (14.0%)
6,071,854	Federated Treasury Obligations Fund, Institutional Shares	6,071,853

	Total Money Market Fund (Cost $6,071,853)	6,071,853

Total Investments Before Investments Sold Short — 96.9% (Cost $41,195,939)		42,035,802
INVESTMENTS SOLD SHORT ((32.3)%)
	Consumer Discretionary ((3.6)%)
(404)	Chipotle Mexican Grill, Inc., Class A(b)	(215,243)
(1,717)	Conn’s, Inc.(b)	(135,282)
(2,235)	Dorman Products, Inc.(b)	(125,316)
(3,189)	iRobot Corp.(b)	(110,882)
(1,896)	Lululemon Athletica, Inc.(b)	(111,921)
(807)	Lumber Liquidators Holdings, Inc.(b)	(83,032)
(2,613)	Michael Kors Holdings, Ltd.(b)	(212,149)
(1,944)	Morningstar, Inc.	(151,807)
(548)	Netflix, Inc.(b)	(201,757)
(958)	Panera Bread Co., Class A(b)	(169,269)
(216)	Tesla Motors, Inc.(b)	(32,482)

		(1,549,140)

	Consumer Staples ((0.3)%)
(130)	Boston Beer Co, Inc. (The) Class A(b)	(31,433)
(2,076)	Walgreen Co.	(119,245)

		(150,678)

	Energy ((2.4)%)
(5,000)	Bill Barrett Corp.(b)	(133,900)
(7,000)	BreitBurn Energy Partners LP	(142,380)
(3,900)	Encana Corp.	(70,395)
(1,400)	Exxon Mobil Corp.	(141,680)
(4,200)	Goodrich Petroleum Corp.(b)	(71,484)
(2,300)	Gulfport Energy Corp.(b)	(145,245)
(2,600)	Newfield Exploration Co.(b)	(64,038)
(3,100)	Southwestern Energy Co.(b)	(121,923)
(2,400)	Vanguard Natural Resources, LLC	(70,848)
(3,400)	WPX Energy, Inc.(b)	(69,292)

		(1,031,185)

	Exchange Traded Funds ((3.1)%)
(6,200)	Direxion Daily Financial Bull 3X Shares(b)	(560,480)
(600)	SPDR S&P 500 ETF Trust	(110,802)
(7,970)	SPDR S&P Regional Banking ETF	(323,662)
(9,700)	United States Oil Fund LP(b)	(342,604)

		(1,337,548)

	Financials ((11.6)%)
(4,000)	Aspen Insurance Holdings, Ltd.	(165,240)

Continued

Sterling Capital Long/Short Equity Fund
Schedule of Portfolio Investments — (continued)
December 31, 2013 (Unaudited)

Shares		Fair Value
INVESTMENTS SOLD SHORT — (continued)
	Financials — (continued)
(9,900)	Astoria Financial Corp.	$(136,917)
(1,400)	AvalonBay Communities, Inc., REIT	(165,522)
(3,200)	Bank of New York Mellon Corp. (The)	(111,808)
(14,800)	Beneficial Mutual Bancorp, Inc.(b)	(161,616)
(1,600)	Boston Properties, Inc., REIT	(160,592)
(13,700)	Capitol Federal Financial, Inc.	(165,907)
(4,000)	Cohen & Steers, Inc.	(160,240)
(3,100)	Commerce Bancshares, Inc.	(139,221)
(2,200)	Cullen/Frost Bankers, Inc.	(163,746)
(9,700)	Dime Community Bancshares, Inc.	(164,124)
(15,900)	First Commonwealth Financial Corp.	(140,238)
(15,700)	First Niagara Financial Group, Inc.	(166,734)
(6,200)	FirstMerit Corp.	(137,826)
(4,500)	Hancock Holding Co.	(165,060)
(3,500)	Independent Bank Corp.	(137,165)
(7,700)	Mack-Cali Realty Corp., REIT	(165,396)
(2,700)	Northern Trust Corp.	(167,103)
(11,100)	Northwest Bancshares, Inc.	(164,058)
(10,700)	Old National Bancorp	(164,459)
(11,100)	People’s United Financial, Inc.	(167,832)
(1,100)	Simon Property Group, Inc., REIT	(167,376)
(2,600)	Taubman Centers, Inc., REIT	(166,192)
(6,100)	Trustmark Corp.	(163,724)
(2,500)	UMB Financial Corp.	(160,700)
(8,600)	Umpqua Holdings Corp.	(164,604)
(5,200)	United Bankshares, Inc.	(163,540)
(6,200)	United Community Banks, Inc.(b)	(110,050)
(4,700)	Unum Group.	(164,876)
(16,300)	Valley National Bancorp	(164,956)
(2,900)	Westamerica Bancorporation	(163,734)
(3,700)	Willis Group Holdings PLC	(165,797)

		(5,026,353)

	Health Care ((7.7)%)
(3,490)	Abaxis, Inc.(b)	(139,670)
(1,132)	Align Technology, Inc.(b)	(64,694)
(4,417)	Bristol-Myers Squibb Co.	(234,764)
(5,540)	Bruker Corp.(b)	(109,526)
(2,978)	Chemed Corp.	(228,174)
(2,999)	Cigna Corp.	(262,353)
(6,145)	Community Health Systems, Inc.(b)	(241,314)
(4,356)	Eli Lilly & Co.	(222,156)
(3,996)	Fresenius Medical Care AG & Co. KGaA, ADR	(142,178)
(8,166)	Galectin Therapeutics, Inc.(b)	(65,981)
(6,570)	Gentiva Health Services, Inc.(b)	(81,534)
(9,355)	Halozyme Therapeutics, Inc.(b)	(140,231)
(3,860)	HMS Holdings Corp.(b)	(87,738)

Shares		Fair Value
INVESTMENTS SOLD SHORT — (continued)
	Health Care — (continued)
(2,074)	Humana, Inc.	$(214,078)
(5,559)	ImmunoGen, Inc.(b)	(81,551)
(5,034)	Intrexon Corp.(b)	(119,809)
(3,535)	MacroGenics, Inc.(b)	(96,965)
(2,000)	Magellan Health Services, Inc.(b)	(119,820)
(8,813)	Raptor Pharmaceutical Corp.(b)	(114,745)
(3,000)	ResMed, Inc.	(141,240)
(4,511)	Seattle Genetics, Inc.(b)	(179,944)
(2,580)	WellPoint, Inc.	(238,366)

		(3,326,831)

	Industrials ((0.2)%)
(1,962)	Cubic Corp.	(103,319)

	Information Technology ((3.4)%)
(1,706)	ACI Worldwide, Inc.(b)	(110,890)
(4,912)	Advent Software, Inc.	(171,871)
(3,470)	Diebold, Inc.	(114,545)
(3,694)	Facebook, Inc., Class A(b)	(201,914)
(1,570)	First Solar, Inc.(b)	(85,785)
(554)	LinkedIn Corp., Class A(b)	(120,124)
(2,169)	Pandora Media, Inc.(b)	(57,695)
(2,986)	Salesforce.com, Inc.(b)	(164,797)
(526)	Stratasys, Ltd.(b)	(70,852)
(819)	Ultimate Software Group, Inc. (The)(b)	(125,487)
(5,308)	Yahoo!, Inc.(b)	(214,656)
(902)	Yelp, Inc.(b)	(62,193)

		(1,500,809)

Total Investments Sold Short — (32.3)% (Cost $(13,688,851))		(14,025,863)
Total Investments — 64.6% (Cost $27,507,088)		28,009,939
Net Other Assets (Liabilities) — 35.4%		15,369,926

NET ASSETS — 100.0%		$43,379,865

(a)	Represents that all or a portion of the security was pledged as collateral in connection with short sales.
(b)	Represents non-income producing security.

ADR — American Depositary Receipt

ETF — Exchange Traded Funds

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2013 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (13.7%)
$ 134,872	Ally Auto Receivables Trust, Series 2012-1, Class A3, 0.930%, 2/16/16	$135,240
474,179	Ally Auto Receivables Trust, Series 2011-2, Class A4, 1.980%, 4/15/16	478,425
300,000	Ally Auto Receivables Trust, Series 2012-4, Class A3, 0.590%, 1/17/17	300,267
500,000	AmeriCredit Automobile Receivables Trust, Series 2013-3, Class A2, 0.680%, 10/11/16	500,211
405,000	AmeriCredit Automobile Receivables Trust, Series 2011-5, Class B, 2.450%, 12/8/16	411,188
350,000	AmeriCredit Automobile Receivables Trust, Series 2012-5, Class B, 1.120%, 11/8/17	349,750
560,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2011-2A, Class A, 2.370%, 11/20/14(a)	566,311
65,679	CarMax Auto Owner Trust, Series 2011-1, Class A3, 1.290%, 9/15/15	65,739
1,000,000	Citibank Omni Master Trust, Series 2009-A17, Class A17, 4.900%, 11/15/18(a)	1,036,641
98,374	Countrywide Asset-Backed Certificates, Series 2005-6, Class M1, 0.655%, 12/25/35(b)	97,826
338,200	First Franklin Mortgage Loan Trust, Series 2005-FF5, Class M1, 0.840%, 3/25/35(b)	336,208
148,333	Hertz Vehicle Financing, LLC, Series 2010-1A, Class A1, 2.600%, 2/25/15(a)	148,652
264,000	Honda Auto Receivables Owner Trust, Series 2013-3, Class A2, 0.540%, 1/15/16	264,267
665,000	M&T Bank Auto Receivables Trust, Series 2013-1A, Class A2, 0.660%, 2/16/16(a)	665,611
153,001	Mastr Asset Backed Securities Trust, Series 2006-NC1, Class A3, 0.355%, 1/25/36(b)	149,325
155,468	Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2005-4, Class A3, 0.426%, 11/25/35(b)	152,571
201,170	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WHQ1, Class M2, 0.665%, 3/25/35(b)	199,704
305,440	Santander Drive Auto Receivables Trust, Series 2012-1, Class A3, 1.490%, 10/15/15	305,907
393,106	Santander Drive Auto Receivables Trust, Series 2013-3, Class A2, 0.550%, 9/15/16	392,979
480,000	Santander Drive Auto Receivables Trust, Series 2012-5, Class A3, 0.830%, 12/15/16	480,099
500,000	Santander Drive Auto Receivables Trust, Series 2012-6, Class B, 1.330%, 5/15/17	501,422
205,858	Volkswagen Auto Loan Enhanced Trust, Series 2012-2, Class A2, 0.330%, 7/20/15	205,795
68,280	World Omni Auto Receivables Trust, Series 2012-A, Class A2, 0.520%, 6/15/15	68,291

	Total Asset Backed Securities (Cost $7,836,568)	7,812,429

COLLATERALIZED MORTGAGE OBLIGATIONS (0.9%)
48,803	Freddie Mac, Series 3128, Class BE, 5.000%, 5/15/33	49,266
445,000	Morgan Stanley Capital I Trust, Series 2005-HQ7, Class AM, 5.207%, 11/14/42(b)	475,341

	Total Collateralized Mortgage Obligations (Cost $527,679)	524,607

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (8.5%)
$ 85,000	Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.414%, 9/10/47	$92,228
200,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-2, Class B, 4.665%, 11/10/38(b)	200,688
87,392	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-3, Class A5, 5.556%, 6/10/39(b)	87,831
41,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.290%, 11/10/42(b)	43,009
345,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class AJ, 4.953%, 7/10/43(b)	359,004
85,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4B, 4.943%, 9/11/42	89,985
307,213	Bear Stearns Commercial Mortgage Securities Trust, Series 2004-T16, Class A6, 4.750%, 2/13/46(b)	313,810
450,000	Commercial Mortgage Trust, Series 2005-GG5, Class AM, 5.277%, 4/10/37(b)	477,711
299,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class AJ, 5.075%, 2/15/38(b)	309,225
300,000	Extended Stay America Trust, Series 2013-ESFL, Class A2FL, 0.868%, 12/5/31(a)(b)	300,445
240,000	GE Capital Commercial Mortgage, Series 2005-C2, Class AJ, 5.061%, 5/10/43(b)	250,936
300,000	GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class AM, 4.754%, 5/10/43 .	310,684
200,000	GS Mortgage Securities Corp. II, Series 2013-KYO, Class A, 1.018%, 11/8/29(a)(b)	198,873
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-FL3, Class A2, 0.867%, 4/15/28(a)(b)	497,815
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-JWRZ, Class A, 0.947%, 4/15/30(a)(b)	497,709
185,000	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805%, 6/12/43(b)	194,281
586,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, 5.179%, 7/15/42(b)	621,871

	Total Commercial Mortgage-Backed Securities (Cost $4,915,674)	4,846,105

CORPORATE BONDS (52.7%)
	Consumer Discretionary (6.0%)
485,000	Daimler Finance North America, LLC, 1.875%, 9/15/14(a)	489,196
370,000	DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc., 4.750%, 10/1/14	381,008
250,000	ERAC USA Finance, LLC, 5.600%, 5/1/15(a)	265,526
400,000	Interpublic Group of Cos., Inc. (The), 6.250%, 11/15/14	416,500
410,000	NBCUniversal Media, LLC, 2.100%, 4/1/14	411,749

Continued

Sterling Capital Ultra Short Bond Fund
Schedule of Portfolio Investments — (continued)
December 31, 2013 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Consumer Discretionary — (continued)
$350,000	Nissan Motor Acceptance Corp., 4.500%, 1/30/15(a)	$363,817
335,000	Nordstrom, Inc., 6.750%, 6/1/14	343,609
260,000	Viacom, Inc., 1.250%, 2/27/15	261,295
250,000	Volkswagen International Finance NV, 1.625%, 3/22/15(a)	252,821
235,000	WPP Finance, 5.875%, 6/15/14	240,578

		3,426,099

	Consumer Staples (1.0%)
250,000	ConAgra Foods, Inc., 5.875%, 4/15/14	253,860
310,000	SABMiller Holdings, Inc., 1.850%, 1/15/15(a)	313,716

		567,576

	Energy (8.1%)
215,000	Anadarko Petroleum Corp., 5.750%, 6/15/14	219,509
300,000	Buckeye Partners LP, 5.300%, 10/15/14	310,075
310,000	Cameron International Corp., 1.600%, 4/30/15	311,893
360,000	Canadian Natural Resources, Ltd., 1.450%, 11/14/14	362,919
468,000	Devon Energy Corp., 5.625%, 1/15/14	468,808
295,000	EnCana Holdings Finance Corp., 5.800%, 5/1/14	300,095
330,000	Energy Transfer Partners LP, 8.500%, 4/15/14	336,943
450,000	Enterprise Products Operating, LLC, Series G, 5.600%, 10/15/14	467,612
100,000	Hess Corp., 7.000%, 2/15/14	100,709
400,000	Kinder Morgan Energy Partners LP, 5.125%, 11/15/14	415,499
360,000	Petrobras International Finance Co., 2.875%, 2/6/15	365,401
300,000	Petrohawk Energy Corp., 10.500%, 8/1/14	302,944
315,000	TransCanada PipeLines, Ltd., 0.875%, 3/2/15	315,916
350,000	Williams Partners LP, 3.800%, 2/15/15	361,592

		4,639,915

	Financials (23.7%)
265,000	ABN AMRO Bank NV, 3.000%, 1/31/14(a)	265,506
230,000	Allstate Corp. (The), 5.000%, 8/15/14	236,362
450,000	American International Group, Inc., 4.250%, 9/15/14	461,248
355,000	Axis Capital Holdings, Ltd., 5.750%, 12/1/14	370,921
675,000	Bank of America Corp., MTN, 7.375%, 5/15/14.	691,799
300,000	BNP Paribas SA, 3.250%, 3/11/15	309,169
549,000	Capital One Financial Corp., 2.150%, 3/23/15	558,103
705,000	Citigroup, Inc., 5.000%, 9/15/14	725,082
200,000	CME Group, Inc., 5.750%, 2/15/14	201,172
361,000	CNA Financial Corp., 5.850%, 12/15/14	378,106
225,000	Commonwealth Bank of Australia, 0.974%, 3/17/14(a)(b)	225,422
225,000	Duke Realty LP, REIT, 7.375%, 2/15/15	240,665
263,000	Endurance Specialty Holdings, Ltd., 6.150%, 10/15/15	283,107
250,000	ERP Operating LP, REIT, 5.250%, 9/15/14	257,955
250,000	Fixed Income Trust for Prudential Financial, Inc., Series 2012-1, 0.000%, 6/1/14	248,716
375,000	Ford Motor Credit Co., LLC, 7.000%, 4/15/15	403,638
350,000	General Electric Capital Corp., 5.900%, 5/13/14	357,080
575,000	Goldman Sachs Group, Inc. (The), 3.300%, 5/3/15	592,438

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Financials — (continued)
$360,000	HCP, Inc., REIT, 2.700%, 2/1/14	$360,562
410,000	ING Bank NV, 2.000%, 9/25/15(a)	416,792
365,000	Jefferies Group, LLC, 5.875%, 6/8/14	373,213
695,000	JPMorgan Chase & Co., 5.125%, 9/15/14	716,040
250,000	KeyBank NA, BKNT, 5.800%, 7/1/14	256,455
400,000	Kimco Realty Corp., MTN, REIT, 4.820%, 6/1/14	406,815
500,000	Liberty Mutual Group, Inc., 5.750%, 3/15/14(a)	504,989
250,000	Lloyds Bank PLC, MTN, 4.375%, 1/12/15(a)	259,084
337,000	Macquarie Group, Ltd., 7.300%, 8/1/14(a)	349,341
150,000	Mid-America Apartments LP, REIT, 6.250%, 6/15/14(a)	153,724
455,000	Morgan Stanley, 2.875%, 1/24/14	455,590
75,000	Morgan Stanley, 2.875%, 7/28/14	75,971
355,000	PNC Funding Corp., 3.000%, 5/19/14	358,601
250,000	Simon Property Group LP, REIT, 6.750%, 5/15/14	251,751
205,000	Societe Generale SA, 2.500%, 1/15/14(a)	205,094
350,000	Standard Chartered PLC, 5.500%, 11/18/14(a)	364,134
100,000	UBS AG, Series 001, 2.250%, 1/28/14	100,129
210,000	Union Bank NA, 1.192%, 6/6/14(b)	210,753
576,000	Wachovia Corp., 5.250%, 8/1/14	591,660
284,000	XLIT, Ltd., 5.250%, 9/15/14	292,719

		13,509,906

	Health Care (1.8%)
190,000	DaVita HealthCare Partners, Inc., 6.375%, 11/1/18	199,500
255,000	Express Scripts Holding Co., 2.750%, 11/21/14	259,918
150,000	UnitedHealth Group, Inc., 5.000%, 8/15/14	154,222
102,000	Valeant Pharmaceuticals International, 6.500%, 7/15/16(a)	105,315
315,000	Zimmer Holdings, Inc., 1.400%, 11/30/14	317,039

		1,035,994

	Industrials (3.1%)
416,000	Equifax, Inc., 4.450%, 12/1/14	429,036
390,000	Penske Truck Leasing Co., LP/PTL Finance Corp., 2.500%, 7/11/14(a)	393,174
200,000	Textron, Inc., 6.200%, 3/15/15	212,163
365,000	Tyco Electronics Group SA, 1.600%, 2/3/15	368,592
330,000	Waste Management, Inc., 6.375%, 3/11/15	351,460

		1,754,425

	Materials (3.9%)
410,000	Anglo American Capital PLC, 9.375%, 4/8/14(a)	419,089
250,000	ArcelorMittal USA, LLC, 6.500%, 4/15/14	253,281
355,000	Ecolab, Inc., 2.375%, 12/8/14	360,559
390,000	Freeport-McMoRan Copper & Gold, Inc., 1.400%, 2/13/15	392,177
440,000	Rio Tinto Finance USA, Ltd., 8.950%, 5/1/14	451,952
360,000	Xstrata Finance Canada, Ltd., 2.050%, 10/23/15(a)	364,582

		2,241,640

	Telecommunication Services (3.4%)
305,000	America Movil SAB de CV, 5.500%, 3/1/14	307,287
250,000	British Telecommunications PLC, 2.000%, 6/22/15	254,396
150,000	Crown Castle Towers, LLC, 4.523%, 1/15/15(a) .	154,750
340,000	Qwest Corp., 7.500%, 10/1/14	356,877

Continued

Sterling Capital Ultra Short Bond Fund
Schedule of Portfolio Investments — (continued)
December 31, 2013 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Telecommunication Services — (continued)
$ 380,000	SBA Tower Trust, 4.254%, 4/15/15(a)	$384,746
500,000	Verizon Communications, Inc., 1.250%, 11/3/14	502,913

		1,960,969

	Utilities (1.7%)
465,000	Duke Energy Corp., 6.300%, 2/1/14	467,043
500,000	MidAmerican Energy Holdings Co., Series D, 5.000%, 2/15/14	502,593

		969,636

	Total Corporate Bonds (Cost $30,094,704)	30,106,160

MUNICIPAL BONDS (21.1%)
	Alabama (0.7%)
365,000	Alabama Municipal Electric Authority, Power Supply Refunding Revenue, Series A (BAM), 3.000%, 9/1/14	371,336

	Alaska (0.9%)
500,000	Alaska Student Loan Corp., Alternative Minimum Tax, Refunding Revenue, Senior Series A-3, 5.000%, 6/1/14	509,470

	California (2.1%)
310,000	Beverly Hills Public Financing Authority, Various Projects Revenue, Series B, Taxable, 2.454%, 6/1/14	312,285
100,000	California State Public Works Board, Department of Corrections & Rehab, Refunding Revenue, Series J (AMBAC), 4.000%, 1/1/14	100,000
100,000	California State, Public Improvements, G.O. (AMBAC), 3.500%, 2/1/14	100,281
220,000	California State, Various Purpose, Public Improvements Refunding G.O., 4.850%, 10/1/14	226,681
135,000	Los Rios Community College District, CA, Election 2002, University & College Improvements, G.O., Series C, Callable 8/1/14 @ 102 (AGM), 4.250%, 8/1/15	140,877
300,000	Orange County, CA, Pension Obligations, Refunding Revenue, Series A, Taxable, 0.680%, 2/1/14	300,126

		1,180,250

	Colorado (0.2%)
135,000	City & County of Denver, CO, Airport System, Alternative Minimum Tax, Refunding Revenue, Series A, 4.000%, 11/15/14	139,383

	Connecticut (1.2%)
100,000	Connecticut State Health & Educational Facility Authority, Quinnipiac University Health & Education Refunding Revenue, Series K1 (NATL-RE), 5.000%, 7/1/14	102,295
560,000	New Haven, CT, Refunding Revenue, G.O, 3.000%, 11/1/14	571,323

		673,618

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Delaware (0.9%)
$ 500,000	Delaware State Health Facilities Authority, Nanticoke Memorial Hospital Refunding Revenue, 4.000%, 7/1/14	$502,845

	Florida (0.9%)
170,000	Collier County, FL, Gas Tax, Refunding Revenue, 4.000%, 6/1/14	172,667
125,000	Greater Orlando Aviation Authority, FL, Refunding Revenue, Series B, Taxable, 4.780%, 10/1/14	129,287
225,000	Palm Beach County School District, FL, School Improvements Revenue, Certificates of Participation, Series A (NATL), 5.500%, 8/1/14	231,842

		533,796

	Illinois (2.3%)
500,000	Chicago, IL, Midway Airport Refunding Revenue, Series C (NATL-RE), 5.500%, 1/1/15	523,255
310,000	Chicago, IL, O’Hare International Airport, Passenger Facility Charge, Refunding Revenue, 5.000%, 1/1/14	310,000
150,000	Chicago, IL, Wastewater Transmission Revenue, 2nd Lien, Sewer Improvements, 3.000%, 1/1/14	150,000
300,000	Illinois State, Pension Funding, G.O., Taxable, 4.071%, 1/1/14	300,000

		1,283,255

	Indiana (1.1%)
125,000	Indiana Finance Authority, National Collegiate Project, Refunding & Acquisition Revenue, Callable 5/1/15 @ 100, 5.000%, 5/1/25	132,644
500,000	Indiana Finance Authority, Republic Services, Inc. Project, Alternative Minimum Tax, Refunding Revenue, Series A, 0.620%, 5/1/34(b)	500,000

		632,644

	Kentucky (0.4%)
230,000	Fayette County School District Finance Corp., School Improvements Refunding Revenue, Series A, 2.000%, 10/1/14	233,163

	Massachusetts (0.2%)
100,000	Massachusetts Health & Educational Facilities Authority, Northeastern University, Series Y1 (G.O. of Institution), 5.000%, 10/1/14	103,583

	Minnesota (0.5%)
100,000	Minneapolis-St. Paul Metropolitan Airports Commission, Subordinate Refunding Revenue, Series C, 4.000%, 1/1/15	103,599
200,000	Osseo Independent School District #279, School Building, Refunding Revenue G.O., Series A (AGM, School District Credit Enhancement Program), 5.000%, 2/1/14	200,812

		304,411

Continued

Sterling Capital Ultra Short Bond Fund
Schedule of Portfolio Investments — (continued)
December 31, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	New Hampshire (0.3%)
$145,000	New Hampshire Municipal Bond Bank, Refunding Revenue, Series A, Prerefunded 8/15/14 @ 100 (NATL-RE G.O. of Bond Bank), 5.000%, 8/15/19	$149,353

	New Jersey (1.3%)
300,000	Essex County Utilities Authority, NJ, Taxable, Refunding Revenue, Series B, (AGM), 5.450%, 10/1/14	307,611
115,000	New Jersey Economic Development Authority, School Facilities Construction, Refunding Revenue, Series K, (NATL), 5.250%, 12/15/14	120,534
320,000	New Jersey Health Care Facilities Financing Authority, Robert Wood Johnson University Hospital, Refunding Revenue, 4.000%, 7/1/14	325,587

		753,732

	New York (1.8%)
200,000	Long Island Power Authority, Refunding Revenue, Series 2010A, 3.000%, 5/1/14	201,818
200,000	Long Island Power Authority, Refunding Revenue, Series B, 5.250%, 6/1/14	204,166
100,000	Long Island Power Authority, Refunding Revenue, Series B, 5.250%, 12/1/14	104,256
370,000	New York State Dormitory Authority, Mount Sinai Hospital, Health, Hospital, Nursing Home Improvements Revenue, Series A, 4.000%, 7/1/14	376,930
110,000	New York State Dormitory Authority, School District Bond Financing Program Revenue, Series D (Assured Guaranty G.O. of Authority), 5.375%, 10/1/14	114,234

		1,001,404

	North Carolina (1.6%)
250,000	Raleigh Durham Airport Authority, Alternative Minimum Tax, Refunding Revenue, Series B (AMBAC), 5.000%, 5/1/14	253,827
500,000	Randolph County, NC, Refunding Revenue, Certificates of Participation (AGM), 5.000%, 6/1/14	509,440
160,000	University of North Carolina at Chapel Hill, Refunding Revenue, Series A, 5.000%, 2/1/14	160,594

		923,861

	Oklahoma (1.3%)
500,000	Cleveland County Educational Facilities Authority, Moore Public Schools Project Revenue, 5.000%, 6/1/14	509,365
250,000	Oklahoma County Finance Authority, Putnam City Public Schools Project Revenue, 4.000%, 3/1/14	251,567

		760,932

	Pennsylvania (0.9%)
500,000	Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal, Republic Services Inc., Series A, 0.550%, 4/1/19(b)	500,000

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina (1.0%)
$115,000	Renewable Water Resources, Build America Bonds, Recovery Zone Economic Development, Sewer System Improvements Revenue, 3.005%, 1/1/14	$115,000
465,000	South Carolina State Public Service Authority, Libor Index, Refunding Revenue, Series D, Taxable, Callable 12/1/14 @ 100, 1.040%, 6/1/15(b)	465,939

		580,939

	Texas (0.5%)
140,000	Houston, TX, Airport System Refunding Revenue, Subordinate Lien, Series B (NATL), OID, 4.000%, 7/1/14	142,629
150,000	Houston, TX, Hotel Occupancy Tax, Refunding Revenue, Series A, 5.000%, 9/1/14	154,733

		297,362

	Virginia (1.0%)
100,000	Fairfax County Economic Development Authority, Silver Line Phase I Project , Transit Improvements Revenue, 3.000%, 4/1/14	100,693
200,000	Roanoke Economic Development Authority, Carilion Clinic Obligations Group, Hospital Improvements, Refunding Revenue, 4.000%, 7/1/14	203,704
280,000	Virginia College Building Authority, 21st Century College & Equipment Improvements Revenue, 4.000%, 2/1/15	291,407

		595,804

	Total Municipal Bonds (Cost $12,023,201)	12,031,141

Shares
PREFERRED STOCKS (0.9%)
	Finanacials (0.9%)
20,000	Wachovia Preferred Funding Corp., REIT, Series A, 7.250%	499,800

	Total Preferred Stocks (Cost $508,400)	499,800

MONEY MARKET FUND (0.8%)
453,867	Federated Treasury Obligations Fund, Institutional Shares	453,867

	Total Money Market Fund (Cost $453,867)	453,867

Total Investments — 98.6% (Cost $56,360,093)		56,274,109
Net Other Assets (Liabilities) — 1.4%		785,047

NET ASSETS — 100.0%.		$57,059,156

(a)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(b)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2013. The maturity date reflected is the final maturity date.

Continued

Sterling Capital Ultra Short Bond Fund
Schedule of Portfolio Investments — (continued)
December 31, 2013 (Unaudited)

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

BAM — Build America Mutual

BKNT — Bank Note

G.O. — General Obligation

MTN — Medium Term Note

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

RE — Reinsurance

REIT — Real Estate Investment Trust

XLCA — XL Capital Assurance

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Short Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2013 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (9.5%)
$ 595,000	AmeriCredit Automobile Receivables Trust, Series 2011-5, Class B, 2.450%, 12/8/16	$604,090
900,000	AmeriCredit Automobile Receivables Trust, Series 2012-5, Class B, 1.120%, 11/8/17	899,358
133,020	Argent Securities, Inc. Pass Through Certificates, Series 2005-W4, Class A2C, 0.465%, 2/25/36(a)	132,522
310,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2011-2A, Class A, 2.370%, 11/20/14(b)	313,493
200,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2010-4A, Class A, 2.090%, 4/20/15(b)	200,529
1,020,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2012-1A, Class A, 2.054%, 8/20/16(b)	1,035,222
1,400,000	Citibank Omni Master Trust, Series 2009-A17, Class A17, 4.900%, 11/15/18(b)	1,451,297
497,441	First Franklin Mortgage Loan Trust, Series 2005-FF5, Class M1, 0.840%, 3/25/35(a)	494,512
350,000	Hertz Vehicle Financing, LLC, Series 2013-1A, Class A1, 1.120%, 8/25/17(b)	349,327
400,000	Hyundai Auto Receivables Trust, Series 2013-C, Class A3, 1.010%, 2/15/18	402,330
224,401	Mastr Asset Backed Securities Trust, Series 2006-NC1, Class A3, 0.355%, 1/25/36(a)	219,010
345,540	Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2006-HE1, Class A3, 0.375%, 2/25/36(a)	340,509
142,590	Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2005-4, Class A3, 0.426%, 11/25/35(a)	139,933
441,275	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WHQ1, Class M2, 0.665%, 3/25/35(a)	438,059
1,000,000	Santander Drive Auto Receivables Trust, Series 2012-6, Class A3, 0.620%, 7/15/16	1,000,531

	Total Asset Backed Securities (Cost $8,031,896)	8,020,722

COLLATERALIZED MORTGAGE OBLIGATIONS (4.5%)
729,000	BCAP, LLC Trust, Series 2013-RR4, Class A4A2, 2.000%, 2/13/51(b)	715,605
201,496	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	205,443
222,409	Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-J7, Class 1A3, 5.250%, 8/25/33	229,120
363,254	Fannie Mae, Series 2003-66, Class PA, 3.500%, 2/25/33	374,982
325,516	Fannie Mae, Series 2012-121, Class NA, 3.000%, 11/25/42	332,973
281,676	Freddie Mac, Series 2770, Class UE, 4.500%, 3/15/19	299,366
154,524	Freddie Mac, Series 3414, Class A, 4.500%, 7/15/22	156,675
65,656	Freddie Mac, Series 3591, Class A, 4.000%, 1/15/23	66,638
765,000	Morgan Stanley Capital I Trust, Series 2006-T23, Class A4, 5.810%, 8/12/41(a)	841,134
191,186	PHHMC Trust, Series 2007-6, Class A1, 5.650%, 12/18/37(a)	197,507

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$ 254,380	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2003-10, Class A, 6.000%, 4/25/33	$260,405
139,160	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	144,793

	Total Collateralized Mortgage Obligations (Cost $3,845,693)	3,824,641

COMMERCIAL MORTGAGE-BACKED SECURITIES (16.8%)
600,632	Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4, 5.889%, 7/10/44(a)	653,402
475,000	Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/46	514,907
475,000	Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.414%, 9/10/47	515,392
349,570	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-3, Class A5, 5.556%, 6/10/39(a)	351,322
250,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.290%, 11/10/42(a)	262,251
200,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 7/10/43	207,791
600,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class AJ, 4.953%, 7/10/43(a)	624,355
500,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4B, 4.943%, 9/11/42	529,323
146,517	Bear Stearns Commercial Mortgage Securities Trust, Series 2004-T16, Class A6, 4.750%, 2/13/46(a)	149,663
740,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A4, 5.700%, 6/11/50	831,778
475,000	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/49	520,176
615,000	CD Mortgage Trust, Series 2006-CD3, Class A5, 5.617%, 10/15/48	670,164
475,000	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3, 5.778%, 3/15/49(a)	514,734
396,000	Commercial Mortgage Trust, Series 2005-GG5, Class AM, 5.277%, 4/10/37(a)	420,386
603,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class AJ, 5.075%, 2/15/38(a)	623,620
500,000	Extended Stay America Trust, Series 2013-ESFL, Class A2FL, 0.868%, 12/5/31(a)(b)	500,741
360,000	GE Capital Commercial Mortgage, Series 2005-C2, Class AJ, 5.061%, 5/10/43(a)	376,404
320,000	GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class AM, 4.754%, 5/10/43	331,396
475,000	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, 5.238%, 11/10/45(a)	499,075

Continued

Sterling Capital Short Duration Bond Fund
Schedule of Portfolio Investments — (continued)
December 31, 2013 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$ 420,000	GS Mortgage Securities Corp. II, Series 2013-KYO, Class A, 1.018%, 11/8/29(a)(b)	$417,634
700,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-FL3, Class A2, 0.867%, 4/15/28(a)(b)	696,941
300,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-JWRZ, Class A, 0.947%, 4/15/30(a)(b)	298,626
600,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class AM, 4.780%, 7/15/42	627,307
422,300	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.552%, 5/12/45	458,715
500,000	LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4, 5.661%, 3/15/39(a)	537,897
500,000	Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class AJ, 5.263%, 9/12/42(a)	521,035
437,579	Morgan Stanley Capital I Trust, Series 2006-HQ9, Class A4, 5.731%, 7/12/44(a)	476,547
638,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, 5.179%, 7/15/42(a)	677,055
362,049	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3, 5.765%, 7/15/45(a)	388,835

	Total Commercial Mortgage- Backed Securities (Cost $14,534,030)	14,197,472

CORPORATE BONDS (61.2%)
	Consumer Discretionary (2.2%)
370,000	Daimler Finance North America, LLC, 2.625%, 9/15/16(b)	382,617
260,000	Delphi Corp., 5.875%, 5/15/19	274,950
250,000	DIRECTV Holdings, LLC/DIRECTV Financing Co. Inc., 3.550%, 3/15/15	258,241
420,000	NBCUniversal Media, LLC, 3.650%, 4/30/15	436,800
525,000	Volkswagen International Finance NV, 1.150%, 11/20/15(b)	529,261

		1,881,869

	Consumer Staples (1.3%)
250,000	ConAgra Foods, Inc., 1.350%, 9/10/15	251,736
480,000	CVS Caremark Corp., 1.200%, 12/5/16	480,487
370,000	Lorillard Tobacco Co., 3.500%, 8/4/16	389,331

		1,121,554

	Energy (7.0%)
410,000	BP Capital Markets PLC, 2.248%, 11/1/16	424,293
440,000	Cameron International Corp., 1.600%, 4/30/15	442,688
315,000	Chesapeake Energy Corp., 3.250%, 3/15/16	318,150
390,000	CNOOC Finance 2013, Ltd., 1.125%, 5/9/16	388,563
250,000	Denbury Resources, Inc., 8.250%, 2/15/20	275,313
410,000	El Paso Natural Gas Co., LLC, 5.950%, 4/15/17	455,864
460,000	Energy Transfer Partners LP, 6.125%, 2/15/17	511,642
429,000	Petrobras International Finance Co., 2.875%, 2/6/15	435,436
300,000	Petrohawk Energy Corp., 7.875%, 6/1/15	307,875

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Energy — (continued)
$ 450,000	Phillips 66, 2.950%, 5/1/17	$468,175
425,000	Plains Exploration & Production Co., 7.625%, 4/1/20	469,039
325,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.875%, 12/1/18	348,563
375,000	Schlumberger Norge AS, 1.950%, 9/14/16(b)	382,596
350,000	Total Capital International SA, 0.809%, 8/10/18(a)	351,910
300,000	Transcontinental Gas Pipe Line Co., LLC, 6.400%, 4/15/16	334,632

		5,914,739

	Financials (36.1%)
475,000	ABN AMRO Bank NV, 4.250%, 2/2/17(b)	509,239
275,000	Aegon NV, 4.625%, 12/1/15	293,368
255,000	Aflac, Inc., 3.450%, 8/15/15	266,278
400,000	Ally Financial, Inc., 2.750%, 1/30/17	401,500
400,000	American Express Credit Corp., MTN, 1.750%, 6/12/15	406,455
410,000	American Honda Finance Corp., 1.000%, 8/11/15(b)	411,607
450,000	American International Group, Inc., 3.000%, 3/20/15	462,188
184,000	Associated Banc-Corp., 1.875%, 3/12/14	184,257
325,000	Axis Capital Holdings, Ltd., 5.750%, 12/1/14	339,576
1,000,000	Bank of America Corp., 5.750%, 12/1/17	1,138,113
480,000	Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), 0.852%, 9/9/16(a)(b)	482,171
540,000	BNP Paribas SA, MTN, 1.250%, 12/12/16	540,396
250,000	BRE Properties, Inc., REIT, 5.500%, 3/15/17	274,243
350,000	Capital One Financial Corp., 1.000%, 11/6/15	349,847
238,000	CBRE Services, Inc., 6.625%, 10/15/20	254,660
260,000	CIT Group, Inc., 4.750%, 2/15/15(b)	269,425
1,000,000	Citigroup, Inc., 1.941%, 5/15/18(a)	1,041,466
395,000	CNA Financial Corp., 6.500%, 8/15/16	444,240
315,000	Comerica Bank, BKNT, 5.750%, 11/21/16	354,400
500,000	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 2.125%, 10/13/15	512,889
325,000	DDR Corp., REIT, 9.625%, 3/15/16	381,033
555,000	Duke Realty LP, REIT, 7.375%, 2/15/15	593,641
250,000	Endurance Specialty Holdings, Ltd., 6.150%, 10/15/15	269,113
422,000	Federal Realty Investment Trust, REIT, 6.200%, 1/15/17	476,756
250,000	Fifth Third Bancorp, 0.665%, 12/20/16(a)	247,627
325,000	Fifth Third Bank, BKNT, 1.150%, 11/18/16	324,775
550,000	Ford Motor Credit Co., LLC, 7.000%, 4/15/15	592,002
948,000	General Electric Capital Corp., MTN, 5.625%, 9/15/17	1,078,442
385,000	General Motors Financial Co., Inc., 2.750%, 5/15/16(b)	389,813
390,000	HCP, Inc., MTN, REIT, 6.300%, 9/15/16	439,182
325,000	Health Care REIT, Inc., 4.700%, 9/15/17	353,274
454,000	Host Hotels & Resorts LP, REIT, 5.875%, 6/15/19	492,705
200,000	Hyundai Capital America, 1.875%, 8/9/16(b)	200,725
325,000	ING Bank NV, 2.000%, 9/25/15(b)	330,384
360,000	Jefferies Group, LLC, 5.500%, 3/15/16	388,800
935,000	JPMorgan Chase Bank NA, BKNT, 6.000%, 10/1/17	1,069,751
280,000	KeyCorp., MTN, 3.750%, 8/13/15	292,808

Continued

Sterling Capital Short Duration Bond Fund
Schedule of Portfolio Investments — (continued)
December 31, 2013 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Financials — (continued)
$ 320,000	Kilroy Realty LP, REIT, 5.000%, 11/3/15	$340,871
400,000	Kimco Realty Corp., REIT, MTN, 5.584%, 11/23/15	433,172
250,000	Lloyds Bank PLC, 4.875%, 1/21/16	266,658
385,000	Loews Corp., 5.250%, 3/15/16	419,677
305,000	Macquarie Bank, Ltd., 5.000%, 2/22/17(b)	330,754
250,000	Manufacturers & Traders Trust Co., BKNT, 0.542%, 3/7/16(a)	249,471
390,000	Manulife Financial Corp., 3.400%, 9/17/15	405,962
335,000	MetLife Institutional Funding II, 1.625%, 4/2/15(b)	338,782
880,000	Morgan Stanley, 4.750%, 3/22/17	960,360
625,000	PNC Bank NA, BKNT, 0.800%, 1/28/16	623,536
350,000	Principal Financial Group, Inc., 1.850%, 11/15/17	346,834
500,000	Prudential Financial, Inc., MTN, 3.000%, 5/12/16	520,689
330,000	Reinsurance Group of America, Inc., 5.625%, 3/15/17	363,799
250,000	Royal Bank of Canada, MTN, 2.625%, 12/15/15	259,186
328,000	Royal Bank of Scotland Group PLC, 5.000%, 10/1/14	335,200
325,000	Simon Property Group LP, REIT, 5.750%, 12/1/15	352,027
350,000	Sirius International Group, Ltd., 6.375%, 3/20/17(b)	379,359
400,000	Standard Chartered Bank, 6.400%, 9/26/17(b)	453,004
435,000	SunTrust Banks, Inc., 3.600%, 4/15/16	458,192
250,000	Tanger Properties LP, REIT, 6.150%, 11/15/15	274,072
375,000	Toronto-Dominion Bank (The), MTN, 0.702%, 9/9/16(a)	376,107
400,000	Toronto-Dominion Bank (The), MTN, Series 1, 0.786%, 4/30/18(a)	400,860
375,000	Transatlantic Holdings, Inc., 5.750%, 12/14/15	406,497
400,000	Travelers Cos, Inc. (The), 6.250%, 6/20/16	449,890
350,000	UBS AG, MTN, 5.875%, 7/15/16	389,177
280,000	Union Bank NA, BKNT, 3.000%, 6/6/16	292,801
500,000	US Bank NA, 3.778%, 4/29/20(a)	517,430
1,000,000	Vesey Street Investment Trust I, STEP, 4.404%, 9/1/16	1,073,710
800,000	Wachovia Corp., 5.625%, 10/15/16	898,606
395,000	WCI Finance LLC/WEA Finance LLC, 5.700%, 10/1/16(b)	440,967
355,000	WR Berkley Corp., 5.600%, 5/15/15	374,739

		30,589,538

	Health Care (3.5%)
425,000	AbbVie, Inc., 1.200%, 11/6/15	429,320
400,000	DaVita HealthCare Partners, Inc., 6.375%, 11/1/18	420,000
440,000	DENTSPLY International, Inc., 2.750%, 8/15/16	452,746
260,000	HCA, Inc., 8.500%, 4/15/19	275,600
250,000	Mylan, Inc., 7.875%, 7/15/20(b)	282,885
390,000	Providence Health & Services Obligated Group, 1.197%, 10/1/17(a)	387,648
250,000	Ventas Realty LP, 1.550%, 9/26/16	251,774
500,000	Zoetis, Inc., 1.150%, 2/1/16	500,567

		3,000,540

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Industrials (3.4%)
$ 270,000	Bombardier, Inc., 4.250%, 1/15/16(b)	$282,150
300,000	CNH Capital, LLC, 3.875%, 11/1/15	309,750
350,000	Equifax, Inc., 4.450%, 12/1/14	360,968
350,000	Equifax, Inc., 6.300%, 7/1/17	398,948
450,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.500%, 3/15/16(b)	461,033
350,000	Textron, Inc., 6.200%, 3/15/15	371,285
300,000	United Rentals North America, Inc., 10.250%, 11/15/19	339,900
310,000	Waste Management, Inc., 6.375%, 3/11/15	330,160

		2,854,194

	Information Technology (0.5%)
395,000	Altera Corp., 1.750%, 5/15/17	388,928

	Materials (2.6%)
250,000	Anglo American Capital PLC, 9.375%, 4/8/14(b)	255,542
250,000	ArcelorMittal USA, LLC, 6.500%, 4/15/14	253,281
300,000	Ecolab, Inc., 1.000%, 8/9/15	300,933
146,000	FMG Resources August 2006 Pty, Ltd., 7.000%, 11/1/15(b)	151,475
350,000	Rio Tinto Finance USA PLC, 1.084%, 6/17/16(a)	352,483
450,000	Vale Overseas, Ltd., 6.250%, 1/11/16	489,937
380,000	Xstrata Finance Canada, Ltd., 2.050%, 10/23/15(b)	384,836

		2,188,487

	Telecommunication Services (2.7%)
330,000	America Movil SAB de CV, 2.375%, 9/8/16	339,626
375,000	America Movil SAB de CV, 1.244%, 9/12/16(a)	378,890
300,000	Crown Castle Towers, LLC, 4.523%, 1/15/15(b)	309,500
300,000	SBA Telecommunications, Inc., 8.250%, 8/15/19	321,750
610,000	Verizon Communications, Inc., 1.773%, 9/15/16(a)	628,440
300,000	Vodafone Group PLC, 2.875%, 3/16/16	311,125

		2,289,331

	Utilities (1.9%)
300,000	CMS Energy Corp., 4.250%, 9/30/15	316,073
450,000	Duke Energy Corp., 2.150%, 11/15/16	461,181
270,000	PSEG Power, LLC, 5.500%, 12/1/15	292,490
230,000	Southern California Edison Co., Series 05-A, 5.000%, 1/15/16	248,984
250,000	Southern Power Co., Series D, 4.875%, 7/15/15	265,241

		1,583,969

	Total Corporate Bonds (Cost $51,737,844)	51,813,149

MORTGAGE-BACKED SECURITIES (0.1%)
	Fannie Mae (0.1%)
61,954	6.500%, 4/1/16, Pool #253706	64,678

	Total Mortgage-Backed Securities (Cost $62,110)	64,678

Continued

Sterling Capital Short Duration Bond Fund
Schedule of Portfolio Investments — (continued)
December 31, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (3.5%)
	Illinois (1.5%)
$250,000	Chicago, IL, Midway Airport Refunding Revenue, Taxable, Series C, 1.320%, 1/1/16	$249,417
1,000,000	State of Illinois, Build America Bonds, Transit Improvements G.O., 4.200%, 7/1/14	1,017,130

		1,266,547

	Maine (0.3%)
250,000	Maine Municipal Bond Bank, Miscellaneous Purpose Revenue, Taxable, 1.708%, 6/1/16	251,157

	New Jersey (0.3%)
320,000	New Jersey Economic Development Authority, School Facilities Construction Refunding Revenue, Series 00, 1.059%, 3/1/16	318,518

	South Carolina (0.6%)
500,000	South Carolina State Public Service Authority, Libor Index Refunding Revenue, Taxable, Series D, Callable 12/1/15 @ 100, 1.269%, 6/1/16(a)	503,715

	Virginia (0.8%)
115,000	City of Danville, VA, Refunding G.O., Series B, Taxable (Assured Guaranty, State Aid Withholding), 4.200%, 3/1/14	115,641
100,000	City of Danville, VA, Refunding G.O., Series B, Taxable (Assured Guaranty, State Aid Withholding), 4.200%, 3/1/14	100,636
230,000	City of Danville, VA, Refunding G.O., Series B, Taxable (Assured Guaranty, State Aid Withholding), 4.550%, 3/1/15	237,910
200,000	City of Danville, VA, Refunding G.O., Series B, Taxable (Assured Guaranty, State Aid Withholding), 4.550%, 3/1/15	208,260

		662,447

	Total Municipal Bonds (Cost $2,965,000)	3,002,384

U.S. TREASURY NOTES (1.4%)
1,150,000	0.875%, 1/31/17	1,151,079

	Total U.S. Treasury Notes (Cost $1,155,083)	1,151,079

Shares
PREFERRED STOCKS (0.5%)
	Financials (0.2%)
6,925	Aegon NV, 7.250%	175,687

	Utilities (0.3%)
10,800	Dominion Resources, Inc., Series A, 8.375%	277,992

	Total Preferred Stocks (Cost $464,759)	453,679

Shares		Fair Value
MONEY MARKET FUND (1.9%)
1,625,804	Federated Treasury Obligations Fund, Institutional Shares	$1,625,804

	Total Money Market Fund (Cost $1,625,804)	1,625,804

Total Investments — 99.4% (Cost $84,422,219)		84,153,608
Net Other Assets (Liabilities) — 0.6%		542,002

NET ASSETS — 100.0%		$84,695,610

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2013. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

BKNT — Bank Note

G.O. — General Obligation

MTN — Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Intermediate U.S. Government Fund
Schedule of Portfolio Investments
December 31, 2013 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS (7.4%)
$1,430,945	Fannie Mae, Series 2010-129, Class NA, 3.500%, 3/25/25	$1,508,479
1,222,028	Freddie Mac, Series 3644, Class BA, 4.500%, 2/15/29	1,295,552
533,581	Ginnie Mae, Series 1999-17, Class F, 0.467%, 5/16/29(a)	537,442

	Total Collateralized Mortgage Obligations (Cost $3,264,182)	3,341,473

CORPORATE BONDS (6.8%)
	Financials (6.8%)
500,000	Barclays Bank PLC, 3.900%, 4/7/15	520,413
500,000	General Electric Capital Corp., MTN, 3.500%, 6/29/15	521,812
500,000	JPMorgan Chase & Co., GMTN, 1.100%, 10/15/15	501,907
1,000,000	MBNA Corp., 5.000%, 6/15/15	1,056,333
500,000	Morgan Stanley, 2.125%, 4/25/18	495,687

	Total Corporate Bonds (Cost $3,016,381)	3,096,152

FOREIGN GOVERNMENT BOND (0.6%)
	Poland (0.6%)
250,000	Republic of Poland, 6.375%, 7/15/19	292,187

	Total Foreign Government Bond (Cost $292,048)	292,187

MORTGAGE-BACKED SECURITIES (15.9%)
	Fannie Mae (8.0%)
1,892,280	3.584%, 9/1/20, Pool #FN0000	1,982,121
264,573	5.500%, 1/1/33, Pool #678321	290,458
1,023,180	5.000%, 7/1/33, Pool #724965	1,115,244
217,998	6.000%, 7/1/37, Pool #938378	242,326

		3,630,149

	Freddie Mac (6.9%)
2,993,188	3.500%, 12/1/25, Pool #G14007	3,132,218

	Ginnie Mae (1.0%)
448,432	5.000%, 11/20/38, Pool #4283	469,688

	Total Mortgage-Backed Securities (Cost $6,826,293)	7,232,055

MUNICIPAL BONDS (3.9%)
	Illinois (3.9%)
1,000,000	State of Illinois, Building Public Improvements Revenue, Taxable, 1.998%, 6/15/18	989,210
810,000	Village of Rosemont, IL, Corporate Purpose, Refunding G.O., Taxable, Series B (AGM), 2.389%, 12/1/17	791,370

	Total Municipal Bonds (Cost $1,810,000)	1,780,580

Principal Amount		Fair Value
U.S. GOVERNMENT AGENCIES (37.3%)
	Fannie Mae (10.9%)
$2,000,000	6.250%, 5/15/29	$2,507,286
1,820,000	7.125%, 1/15/30	2,467,274

		4,974,560

	Federal Farm Credit Bank (7.4%)
3,000,000	4.670%, 2/27/18	3,366,882

	Federal Home Loan Bank (6.4%)
2,000,000	1.000%, 1/17/23, Series 0000, STEP	1,951,672
1,000,000	1.000%, 11/8/27, Series 0001, STEP	978,732

		2,930,404

	Freddie Mac (12.6%)
2,000,000	4.875%, 6/13/18	2,272,606
2,500,000	3.750%, 3/27/19	2,724,923
750,000	2.375%, 1/13/22	716,974

		5,714,503

	Total U.S. Government Agencies (Cost $16,978,077)	16,986,349

U.S. TREASURY NOTES (25.6%)
1,500,000	1.750%, 3/31/14	1,506,035
3,000,000	0.250%, 4/30/14	3,001,524
5,000,000	0.625%, 7/15/14	5,013,865
1,000,000	3.000%, 8/31/16	1,062,188
1,000,000	3.000%, 2/28/17	1,065,625

	Total U.S. Treasury Notes (Cost $11,659,466)	11,649,237

Shares
MONEY MARKET FUND (2.2%)
984,253	Federated Treasury Obligations Fund, Institutional Shares	984,253

	Total Money Market Fund (Cost $984,253)	984,253

Total Investments — 99.7% (Cost $44,830,700)		45,362,286
Net Other Assets (Liabilities) — 0.3%		125,827

NET ASSETS — 100.0%		$45,488,113

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2013. The maturity date reflected is the final maturity date.

AGM	— Assured Guaranty Municipal Corp.
G.O.	— General Obligation
GMTN	— Global Medium Term Note

MTN — Medium Term Note

STEP — Step Coupon Bond

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2013 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (4.7%)
$1,425,848	Argent Securities, Inc. Pass Through Certificates, Series 2005-W3, Class A2D, 0.505%, 11/25/35(a)	$1,336,265
8,272,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2012-3A, Class A, 2.100%, 3/20/19(b)	8,259,791
709,509	Credit-Based Asset Servicing and Securitization, LLC, Series 2005-CB5, Class AF2, STEP, 4.831%, 8/25/35	717,210
2,696,994	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, 0.365%, 1/25/36(a)	2,459,464
1,103,188	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WHQ1, Class M2, 0.665%, 3/25/35(a)	1,095,148
1,729,300	RAAC Trust, Series 2004-SP1, Class AI3, STEP, 5.618%, 3/25/34	1,773,150
5,729,916	Securitized Asset Backed Receivables, LLC Trust, Series 2005-OP2, Class A2C, 0.485%, 10/25/35(a)	5,346,711

	Total Asset Backed Securities (Cost $21,220,953)	20,987,739

COLLATERALIZED MORTGAGE OBLIGATIONS (10.2%)
938,483	Adjustable Rate Mortgage Trust, Series 2004-5, Class 4A1, 5.045%, 4/25/35(a)	926,575
1,052,051	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	1,090,035
1,705,333	Banc of America Funding Trust, Series 2006-2, Class 3A1, 6.000%, 3/25/36	1,689,572
336,454	Banc of America Mortgage Trust, Series 2005-3, Class 1A24, 5.500%, 4/25/35	343,094
5,289,000	BCAP, LLC Trust, Series 2013-RR4, Class A4A2, 2.000%, 2/13/51(b)	5,191,820
273,042	Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A2, 5.000%, 2/25/35	272,505
301,941	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	321,877
1,148,528	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	1,171,027
606,650	Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-38, Class A3, 5.000%, 2/25/18	607,625
84,576	Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-28, Class A3, 4.500%, 8/25/33	84,686
248,604	Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-J7, Class 1A3, 5.250%, 8/25/33	256,105
389,302	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	397,795
99,430	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-J4, Class A3, 5.500%, 11/25/35	99,041
310,151	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-2, Class 4A1, 5.250%, 2/25/20	312,166
829,463	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1, 6.500%, 2/25/34	885,221

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$445,033	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 2A3, 5.500%, 7/25/35	$454,262
3,076,759	Fannie Mae, Series 2011-38, Class D, 4.500%, 5/25/41	3,336,551
1,919,090	Freddie Mac, Series 3768, Class V, 4.000%, 11/15/23	2,027,789
1,101,310	Freddie Mac, Series 3632, Class PK, 5.000%, 2/15/40	1,202,309
4,934,950	Freddie Mac, Series 4077, Class PJ, 3.500%, 11/15/40	5,171,181
1,540,716	Ginnie Mae, Series 2008-51, Class PG, 5.000%, 6/20/38	1,658,268
1,231,776	MASTR Alternative Loan Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33	1,227,456
1,061,317	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	1,078,926
224,134	MASTR Asset Securitization Trust, Series 2003-4, Class 5A1, 5.500%, 5/25/33	231,134
73,722	MASTR Asset Securitization Trust, Series 2005-2, Class 1A1, 5.250%, 11/25/35	73,514
553,132	MASTR Seasoned Securitization Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	557,025
1,838,330	PHHMC Trust, Series 2007-6, Class A1, 5.650%, 12/18/37(a)	1,899,102
279,557	RAAC Trust, Series 2004-SP3, Class AI5, 4.890%, 12/25/32(a)	282,685
1,289,951	RALI Trust, Series 2005-QR1, Class A, 6.000%, 10/25/34	1,317,372
703,350	Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 2.510%, 12/25/34(a)	692,974
2,226,984	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 1A1, 5.000%, 10/25/34	2,253,145
1,778,227	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 2.433%, 6/25/34(a)	1,812,806
1,090,866	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2003-10, Class A, 6.000%, 4/25/33	1,116,703
797,889	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A2, 5.000%, 5/25/35	815,104
442,429	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A1, 5.000%, 5/25/35	451,974
294,578	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3, Class 3A1, 5.500%, 4/25/22	303,122
1,427,263	Wells Fargo Mortgage Backed Securities Trust, Series 2004-BB, Class A2, 2.616%, 1/25/35(a)	1,429,495
796,469	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4, Class A4, 5.000%, 4/25/35	813,808
1,536,779	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 6A3, 2.629%, 10/25/35(a)	1,547,065
448,374	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	466,521

	Total Collateralized Mortgage Obligations (Cost $45,586,706)	45,869,435

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
December 31, 2013 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (17.0%)
$3,520,260	Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4, 5.889%, 7/10/44(a)	$3,829,540
4,000,000	Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.414%, 9/10/47	4,340,144
124,418	Banc of America Commercial Mortgage Trust, Series 2007-2, Class A2, 5.633%, 4/10/49(a)	124,510
2,500,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.290%, 11/10/42(a)	2,622,505
1,560,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 7/10/43	1,620,773
1,650,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4B, 4.943%, 9/11/42	1,746,768
2,000,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A4, 5.700%, 6/11/50	2,248,048
2,000,000	CD Commercial Mortgage Trust, Series 2005-CD1, Class AM, 5.218%, 7/15/44(a)	2,140,362
4,800,000	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/49	5,256,518
3,100,000	CD Mortgage Trust, Series 2006-CD3, Class A5, 5.617%, 10/15/48	3,378,064
3,018,000	COMM Mortgage Trust, Series 2013-CR11, Class A4, 4.258%, 10/10/46	3,100,808
3,845,000	Commercial Mortgage Trust, Series 2005-GG5, Class AM, 5.277%, 4/10/37(a)	4,081,779
2,828,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class AJ, 5.075%, 2/15/38(a)	2,924,706
2,000,000	GE Capital Commercial Mortgage, Series 2005-C2, Class AJ, 5.061%, 5/10/43(a)	2,091,132
3,000,000	GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class AM, 4.754%, 5/10/43	3,106,839
2,975,000	GS Mortgage Securities Corp. II, Series 2013-GC16, Class A4, 4.271%, 11/10/46	3,049,729
2,543,000	JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A4, 4.199%, 1/15/47	2,585,870
2,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class AM, 4.780%, 7/15/42	2,091,022
4,066,344	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.552%, 5/12/45	4,416,985
2,250,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(a)(b)	2,401,965
2,500,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.424%, 2/15/40	2,755,135
500,000	Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class AJ, 5.263%, 9/12/42(a)	521,035
2,000,000	Morgan Stanley Capital I Trust, Series 2008-T29, Class A4, 6.281%, 1/11/43(a)	2,308,006
2,390,000	Morgan Stanley Capital I Trust, Series 2006-HQ8, Class AM, 5.466%, 3/12/44(a)	2,574,475
1,050,000	Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class B, 5.306%, 1/15/41(a)	1,075,787

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$776,565	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.246%, 12/15/43	$781,103
2,117,860	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3, 5.765%, 7/15/45(a)	2,274,548
4,420,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/48	4,837,235
2,000,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class B, 5.174%, 2/15/44(a)(b)	2,148,328

	Total Commercial Mortgage-Backed Securities (Cost $76,918,519)	76,433,719

CORPORATE BONDS (44.6%)
	Consumer Discretionary (3.8%)
753,000	21st Century Fox America, Inc., 5.400%, 10/1/43(b)	762,458
1,621,000	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	2,245,208
1,100,000	ERAC USA Finance, LLC, 5.625%, 3/15/42(b)	1,123,485
1,487,000	Ford Motor Co., 7.450%, 7/16/31	1,821,081
1,835,000	George Washington University (The), Series 2012, 3.485%, 9/15/22	1,752,291
905,000	Grupo Televisa SAB, 6.000%, 5/15/18	1,008,006
1,130,000	Interpublic Group of Cos., Inc. (The), 3.750%, 2/15/23	1,057,824
601,000	NBCUniversal Media, LLC, 5.950%, 4/1/41	657,396
636,000	Nordstrom, Inc., 6.250%, 1/15/18	735,791
791,000	Royal Caribbean Cruises, Ltd., 11.875%, 7/15/15	915,583
1,575,000	Service Corp. International, 7.000%, 5/15/19	1,685,250
1,250,000	Toll Brothers Finance Corp., 6.750%, 11/1/19	1,428,125
1,050,000	Viacom, Inc., 5.850%, 9/1/43	1,103,783
862,000	Wyndham Worldwide Corp., 5.625%, 3/1/21	920,436

		17,216,717

	Consumer Staples (1.3%)
1,500,000	Altria Group, Inc., 5.375%, 1/31/44	1,506,212
1,052,000	CVS Caremark Corp., 6.125%, 9/15/39	1,193,093
2,000,000	Embotelladora Andina SA, 5.000%, 10/1/23(b)	2,006,620
917,000	Lorillard Tobacco Co., 6.875%, 5/1/20	1,058,285

		5,764,210

	Energy (6.7%)
1,140,000	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 5.875%, 8/1/23(b)	1,085,850
1,623,000	BP Capital Markets PLC, 1.375%, 11/6/17	1,598,322
1,028,000	Buckeye Partners LP, 4.150%, 7/1/23	988,464
1,158,000	Cameron International Corp., 6.375%, 7/15/18	1,346,689
1,396,000	Chesapeake Energy Corp., 3.250%, 3/15/16	1,409,960
1,904,000	CNOOC Finance, Ltd., 1.750%, 5/9/18	1,861,168
1,203,000	Denbury Resources, Inc., 8.250%, 2/15/20	1,324,804
1,198,000	Energy Transfer Partners LP, 9.000%, 4/15/19	1,514,126
1,435,000	Enterprise Products Operating, LLC, 5.950%, 2/1/41	1,562,791
1,133,000	Hess Corp., 5.600%, 2/15/41	1,180,717
1,949,000	Kinder Morgan Energy Partners LP, 5.000%, 3/1/43	1,798,835
856,000	NuStar Logistics LP, 8.150%, 4/15/18	969,420

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
December 31, 2013 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Energy — (continued)
$932,000	Petrobras Global Finance BV, 2.000%, 5/20/16	$931,263
1,086,000	Petrobras International Finance Co., 3.500%, 2/6/17	1,095,938
1,600,000	Petrofac, Ltd., 3.400%, 10/10/18(b)	1,611,448
1,226,000	Petrohawk Energy Corp., 6.250%, 6/1/19	1,351,052
992,000	Phillips 66, 5.875%, 5/1/42	1,075,870
975,000	Plains Exploration & Production Co., 6.500%, 11/15/20	1,076,771
954,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 7/15/21	1,011,240
1,127,000	Schlumberger Investment SA, 3.300%, 9/14/21(b)	1,120,461
1,543,000	Shell International Finance BV, 4.550%, 8/12/43	1,504,954
1,490,000	Statoil ASA, 4.800%, 11/8/43	1,505,334
1,150,000	Western Gas Partners LP, 4.000%, 7/1/22	1,097,584

		30,023,061

	Financials (24.1%)
892,000	Alexandria Real Estate Equities, Inc., REIT, 4.600%, 4/1/22	897,574
1,250,000	Ally Financial, Inc., 2.750%, 1/30/17	1,254,688
3,075,000	American International Group, Inc., 3.800%, 3/22/17	3,283,789
1,624,000	Aspen Insurance Holdings, Ltd., 4.650%, 11/15/23	1,604,215
1,279,000	Associates Corp. of North America, 6.950%, 11/1/18	1,521,766
1,147,000	Bank of America Corp., MTN, 5.875%, 2/7/42	1,311,812
1,074,000	Bank of America Corp., Series K, 8.000%, 7/29/49(a)	1,189,992
1,299,000	Bank of New York Mellon Corp. (The), STEP, 1.969%, 6/20/17	1,313,077
2,573,000	Bear Stearns Cos., LLC (The), 5.550%, 1/22/17	2,867,585
1,132,000	Blackstone Holdings Finance Co., LLC, 6.625%, 8/15/19(b)	1,321,831
1,300,000	BNP Paribas SA, MTN, 3.250%, 3/3/23	1,229,985
1,055,000	Carlyle Holdings Finance, LLC, 3.875%, 2/1/23(b)	1,005,837
1,030,000	CBL & Associates LP, REIT, 5.250%, 12/1/23	1,028,631
1,772,000	CBRE Services, Inc., 6.625%, 10/15/20	1,896,040
1,455,000	CIT Group, Inc., 4.750%, 2/15/15(b)	1,507,744
960,000	Citigroup, Inc., 5.875%, 1/30/42	1,078,919
1,365,000	CNA Financial Corp., 7.350%, 11/15/19	1,654,669
1,376,000	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 3.950%, 11/9/22	1,333,330
1,378,000	Corrections Corp. of America, REIT, 4.125%, 4/1/20	1,350,440
1,474,000	CubeSmart LP, REIT, 4.800%, 7/15/22	1,514,009
1,308,000	Duke Realty LP, REIT, 7.375%, 2/15/15	1,399,067
1,381,000	Fifth Third Bancorp, 3.625%, 1/25/16	1,450,863
664,000	First American Financial Corp., 4.300%, 2/1/23	632,453
1,338,000	General Electric Capital Corp., GMTN, 6.875%, 1/10/39	1,720,127
3,499,000	General Electric Capital Corp., Series B, 6.250%, 12/29/49(a)	3,612,718
1,624,000	General Motors Financial Co., Inc., 2.750%, 5/15/16(b)	1,644,300
1,327,000	Goldman Sachs Group, Inc. (The), 6.250%, 2/1/41	1,529,235

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Financials — (continued)
$1,025,000	Goodman Funding Pty, Ltd., REIT, 6.375%, 11/12/20(b)	$1,130,459
2,100,000	Health Care REIT, Inc., 4.950%, 1/15/21	2,220,467
1,300,000	Healthcare Realty Trust, Inc., REIT, 3.750%, 4/15/23	1,202,717
1,676,000	Healthcare Trust of America Holdings LP, REIT, 3.700%, 4/15/23	1,544,350
972,000	Host Hotels & Resorts LP, REIT, Series D, 3.750%, 10/15/23	901,220
2,513,000	HSBC Finance Corp., 6.676%, 1/15/21	2,887,530
1,061,000	Invesco Finance PLC, 3.125%, 11/30/22	981,738
1,036,000	Jefferies Group, LLC, 8.500%, 7/15/19	1,263,920
1,376,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	1,321,592
570,000	JPMorgan Chase & Co., 5.600%, 7/15/41	618,590
1,347,000	JPMorgan Chase & Co., Series 1, 7.900%, 4/29/49(a)	1,485,068
742,000	Kimco Realty Corp., REIT, MTN, 5.783%, 3/15/16	812,806
983,000	Liberty Mutual Group, Inc., 6.500%, 5/1/42(b)	1,078,795
980,000	Macquarie Bank, Ltd., 5.000%, 2/22/17(b)	1,062,751
952,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(b)	1,052,854
946,000	Massachusetts Mutual Life Insurance Co., 8.875%, 6/1/39(b)	1,355,677
2,835,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/18	3,352,013
4,026,000	Morgan Stanley, 5.375%, 10/15/15	4,330,249
3,486,000	Morgan Stanley, GMTN, 6.625%, 4/1/18	4,078,948
5,502,000	Murray Street Investment Trust I, STEP, 4.647%, 3/9/17	5,925,032
1,120,000	National Rural Utilities Cooperative Finance Corp., 4.750%, 4/30/43(a)	1,043,000
762,000	Nationwide Mutual Insurance Co., 9.375%, 8/15/39(b)	1,068,575
1,187,000	Pacific LifeCorp, 5.125%, 1/30/43(b)	1,091,375
500,000	PNC Bank NA, BKNT, 4.875%, 9/21/17	549,228
1,007,000	PNC Bank NA, BKNT, 6.000%, 12/7/17	1,147,523
1,450,000	ProAssurance Corp., 5.300%, 11/15/23	1,477,177
1,305,000	Prudential Financial, Inc., 8.875%, 6/15/38(a)	1,587,206
1,148,571	Prudential Holdings, LLC, 8.695%, 12/18/23(b)	1,457,369
1,065,000	Reinsurance Group of America, Inc., 5.625%, 3/15/17	1,174,079
1,100,000	Retail Opportunity Investments Partnership LP, REIT, 5.000%, 12/15/23	1,095,199
1,340,000	Royal Bank of Canada, GMTN, 2.200%, 7/27/18	1,345,442
1,096,000	Royal Bank of Scotland Group PLC, 5.000%, 10/1/14	1,120,059
1,937,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/22	1,979,616
1,473,000	Simon Property Group LP, REIT, 10.350%, 4/1/19	1,993,222
1,014,000	Sirius International Group, Ltd., 6.375%, 3/20/17(b)	1,099,056
1,350,000	Standard Chartered Bank, 6.400%, 9/26/17(b)	1,528,889
1,245,000	SunTrust Banks, Inc., 3.500%, 1/20/17	1,309,139
927,000	Transatlantic Holdings, Inc., 8.000%, 11/30/39	1,152,675
805,000	Validus Holdings, Ltd., 8.875%, 1/26/40	1,062,925
2,109,000	Wachovia Bank NA, MTN, 5.600%, 3/15/16	2,309,627
1,225,000	Wachovia Corp., 5.500%, 8/1/35	1,265,032

		108,617,885

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
December 31, 2013 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Health Care (1.9%)
$1,136,000	DaVita HealthCare Partners, Inc., 6.625%, 11/1/20	$1,218,360
1,190,000	DENTSPLY International, Inc., 2.750%, 8/15/16	1,224,473
1,554,000	Edwards Lifesciences Corp., 2.875%, 10/15/18	1,544,931
766,000	Fresenius US Finance II, Inc., 9.000%, 7/15/15(b)	846,430
716,000	HCA, Inc., 8.500%, 4/15/19	758,960
814,000	Mylan, Inc., 7.875%, 7/15/20(b)	921,075
680,000	Valeant Pharmaceuticals International, 6.500%, 7/15/16(b)	702,100
1,114,000	Ventas Realty LP, 5.700%, 9/30/43	1,140,383

		8,356,712

	Industrials (2.1%)
1,101,000	Burlington Northern Santa Fe, LLC, 4.950%, 9/15/41	1,085,421
1,205,000	CNH Capital, LLC, 3.875%, 11/1/15	1,244,163
389,000	Ingersoll-Rand Global Holding Co., Ltd., 2.875%, 1/15/19(b)	383,409
942,500	Nielsen Finance, LLC/Nielsen Finance Co., 4.500%, 10/1/20	916,581
1,335,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.125%, 5/11/15(b)	1,373,021
1,298,000	Ryder System, Inc., MTN, 2.350%, 2/26/19	1,271,008
925,000	Textron, Inc., 4.625%, 9/21/16	997,166
976,000	United Rentals North America, Inc., 10.250%, 11/15/19	1,105,808
1,060,000	Verisk Analytics, Inc., 5.800%, 5/1/21	1,144,737

		9,521,314

	Information Technology (0.5%)
950,000	Altera Corp., 1.750%, 5/15/17	935,398
1,214,000	Samsung Electronics America, Inc., 1.750%, 4/10/17(b)	1,206,226

		2,141,624

	Materials (1.5%)
758,000	FMG Resources August 2006 Pty, Ltd., 7.000%, 11/1/15(b)	786,425
1,089,000	Louisiana-Pacific Corp., 7.500%, 6/1/20	1,211,513
1,214,000	Mosaic Co. (The), 5.450%, 11/15/33	1,236,881
1,203,000	Rock Tenn Co., 4.900%, 3/1/22	1,238,330
1,200,000	Rockwood Specialties Group, Inc., 4.625%, 10/15/20	1,225,500
1,200,000	Xstrata Finance Canada, Ltd., 4.250%, 10/25/22(b)	1,144,177

		6,842,826

	Telecommunication Services (1.3%)
681,000	British Telecommunications PLC, 9.625%, 12/15/30	1,016,218
1,185,000	Crown Castle Towers, LLC, 6.113%, 1/15/20(b)	1,328,777
890,000	Telefonica Emisiones SAU, 5.134%, 4/27/20	945,500
2,226,000	Verizon Communications, Inc., 6.550%, 9/15/43	2,604,329

		5,894,824

	Utilities (1.4%)
1,088,000	CMS Energy Corp., 8.750%, 6/15/19	1,376,183
1,004,000	Progress Energy, Inc., 3.150%, 4/1/22	966,712
1,828,000	PSEG Power, LLC, 2.450%, 11/15/18	1,804,280

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Utilities — (continued)
$1,847,000	Puget Energy, Inc., 5.625%, 7/15/22	$2,008,620

		6,155,795

	Total Corporate Bonds (Cost $199,630,819)	200,534,968

FOREIGN GOVERNMENT BONDS (0.8%)
	Mexico (0.5%)
2,628,000	United Mexican States, MTN, 4.750%, 3/8/44	2,368,485

	Poland (0.3%)
1,302,000	Republic of Poland, 3.000%, 3/17/23	1,185,471

	Total Foreign Government Bonds (Cost $3,501,020)	3,553,956

MORTGAGE-BACKED SECURITIES (11.4%)
	Fannie Mae (7.3%)
52,874	5.000%, 8/1/20, Pool #832058	56,284
172,857	6.000%, 7/1/22, Pool #944967	189,296
212,907	5.000%, 9/1/25, Pool #255892	230,940
5,230,000	3.000%, 12/1/28, Pool #AV2321	5,341,803
1,800,289	4.000%, 2/1/32, Pool #MA0977	1,884,917
177,786	6.500%, 1/1/35, Pool #809198	197,671
74,912	6.000%, 4/1/35, Pool #735503	84,065
61,737	7.000%, 6/1/35, Pool #255820	69,809
92,638	7.000%, 6/1/35, Pool #830686	100,735
300,038	6.500%, 3/1/36, Pool #866062	335,367
204,968	6.500%, 7/1/36, Pool #885493	227,731
2,560,605	5.500%, 8/1/37, Pool #995082	2,817,584
1,312,890	4.500%, 10/1/39, Pool #AC2645	1,391,175
1,068,939	5.000%, 6/1/40, Pool #AD4927	1,164,832
721,545	5.000%, 6/1/40, Pool #AD8718	785,290
2,974,879	4.500%, 12/1/40, Pool #AH1100	3,152,570
2,260,778	4.500%, 5/1/41, Pool #AI1023	2,395,904
3,299,843	4.000%, 9/1/41, Pool #AI3940	3,399,489
3,367,185	4.000%, 1/1/42, Pool #MA0956	3,468,486
5,483,001	3.500%, 5/1/43, Pool #AB9368	5,452,399

		32,746,347

	Freddie Mac (3.3%)
306,936	5.500%, 10/1/21, Pool #G12425	333,903
277,461	5.000%, 12/1/21, Pool #J04025	293,850
350,962	5.000%, 7/1/25, Pool #C90908	383,496
539,222	4.000%, 11/1/31, Pool #C91410	564,170
2,019,243	3.500%, 4/1/32, Pool #C91437	2,057,970
3,176,167	3.500%, 7/1/32, Pool #C91467	3,237,128
35,806	6.000%, 7/1/35, Pool #A36304	39,535
305,828	5.000%, 3/1/36, Pool #G08115	330,702
119,668	6.500%, 5/1/36, Pool #A48509	133,163
91,611	5.000%, 7/1/36, Pool #G02291	98,759
969,088	6.500%, 9/1/36, Pool #G08152	1,081,031
615,589	5.000%, 2/1/37, Pool #A57714	662,712
328,233	4.500%, 10/1/39, Pool #A89346	347,653
1,194,997	5.000%, 6/1/40, Pool #C03479	1,290,172
964,327	3.794%, 7/1/40, Pool #1B4948(a)	1,005,944
2,756,021	5.000%, 7/1/40, Pool #A93070	2,976,465

		14,836,653

	Ginnie Mae (0.8%)
713,391	5.000%, 2/15/40, Pool #737037	776,747

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
December 31, 2013 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Ginnie Mae — (continued)
$ 2,700,695	4.500%, 9/20/40, Pool #4801	$2,905,693

		3,682,440

	Total Mortgage-Backed Securities (Cost $51,220,403)	51,265,440

MUNICIPAL BONDS (8.5%)
	California (1.3%)
3,700,000	Metropolitan Water District of Southern California, Build America Bonds, Water Utility Improvements Revenue, Callable 7/1/19 @ 100, 6.538%, 7/1/39	4,002,068
1,285,000	State of California, Build America Bonds, School Improvements G.O., 7.625%, 3/1/40	1,691,805

		5,693,873

	Colorado (0.4%)
1,810,000	Colorado Housing & Finance Authority, Unemployment/Welfare Funding Revenue, Taxable, Series B, 1.600%, 5/15/16	1,843,521

	Connecticut (0.7%)
3,000,000	State of Connecticut Special Tax Revenue, Build America Bonds, Transition Infrastructure, Series B, 4.126%, 11/1/20	3,100,230

	Florida (1.0%)
2,135,000	Brevard County School District, Refunding Certificates of Participation, Taxable, Series B, 1.981%, 7/1/18	2,045,800
2,500,000	Greater Orlando Aviation Authority, Airport Facilities Refunding Revenue, Taxable, Series D, 3.733%, 10/1/20	2,451,900

		4,497,700

	Georgia (0.4%)
1,840,000	Rockdale County Water & Sewerage Authority, Refunding Revenue, Taxable (County GTD), 2.860%, 7/1/23	1,701,595

	Illinois (0.9%)
4,500,000	State of Illinois, Building Public Improvements Revenue, Taxable, 3.081%, 6/15/23	4,113,630

	New Jersey (0.3%)
1,305,000	New Jersey Economic Development Authority, School Facilities Construction, Refunding Revenue, Series 00, 1.648%, 3/1/18	1,261,061

	New York (1.4%)
750,000	New York State Environmental Facilities Corp., State Revolving Funds, Refunding Revenue, Taxable, Series C, 2.445%, 6/15/20	700,950
900,000	New York State Environmental Facilities Corp., State Revolving Funds, Refunding Revenue, Taxable, Series C, 2.745%, 6/15/22	825,228
2,900,000	New York, NY, Build America Bonds, Public Improvements G.O., 4.774%, 3/1/20	3,124,866
1,640,000	New York, NY, Build America Bonds, Public Improvements G.O., 4.874%, 3/1/21	1,780,581

		6,431,625

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina (1.0%)
$ 4,500,000	North Carolina Eastern Municipal Power Agency Refunding Revenue, Taxable, Series C, 2.440%, 1/1/17	$4,411,710

	Pennsylvania (0.5%)
2,260,000	Philadelphia Authority for Industrial Development, Refunding Revenue, Taxable, 3.664%, 4/15/22	2,073,143

	Washington (0.3%)
1,680,000	Port of Vancouver, WA, Refunding G.O., Limited Tax, Taxable, Series B, 2.714%, 12/1/21	1,542,139

	Wisconsin (0.3%)
1,640,000	Milwaukee County, WI, Pension Promissory Notes, Refunding G.O., Taxable, Callable 12/1/22 @ 100, 3.862%, 12/1/30	1,479,018

	Total Municipal Bonds (Cost $38,935,598)	38,149,245

U.S. GOVERNMENT AGENCIES (0.3%)
	Fannie Mae (0.3%)
994,000	7.125%, 1/15/30	1,347,511

	Total U.S. Government Agencies (Cost $1,373,806)	1,347,511

Shares
PREFERRED STOCKS (2.0%)
	Consumer Discretionary (0.0%)
5,522	PulteGroup, Inc., 7.375%	137,332

	Financials (1.6%)
48,595	Aegon NV, 7.250%	1,232,855
38,154	Barclays Bank PLC, Series 4, 7.750%	966,441
61,601	Citigroup Capital XIII, 7.875%	1,678,627
52,505	Merrill Lynch Preferred Capital Trust V, Series F, 7.280%	1,321,026
77,135	US Bancorp, Series F, 6.500%	2,028,651

		7,227,600

	Telecommunication Services (0.1%)
28,000	Qwest Corp., 7.000%	612,360

	Utilities (0.3%)
45,650	Dominion Resources, Inc., Series A, 8.375%	1,175,031

	Total Preferred Stocks (Cost $9,277,196)	9,152,323

MONEY MARKET FUND (0.1%)
669,688	Federated Treasury Obligations Fund, Institutional Shares	669,688

	Total Money Market Fund (Cost $669,688)	669,688

Total Investments — 99.6% (Cost $448,334,708)		447,964,024
Net Other Assets (Liabilities) — 0.4%		1,950,718

NET ASSETS — 100.0%		$449,914,742

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
December 31, 2013 (Unaudited)

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2013. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

BKNT — Bank Note

G.O. — General Obligation

GMTN — Global Medium Term Note

GTD — Guaranteed

MTN — Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Corporate Fund
Schedule of Portfolio Investments
December 31, 2013 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS (95.7%)
	Consumer Discretionary (5.7%)
$ 405,000	21st Century Fox America, Inc., 4.500%, 2/15/21	$434,108
545,000	ERAC USA Finance, LLC, 2.800%, 11/1/18(a)	550,742
455,000	Grupo Televisa SAB, 6.000%, 5/15/18	506,788
455,000	Interpublic Group of Cos., Inc. (The), 3.750%, 2/15/23	425,938
375,000	Royal Caribbean Cruises, Ltd., 11.875%, 7/15/15	434,063
700,000	Service Corp. International, 7.000%, 5/15/19	749,000
560,000	Toll Brothers Finance Corp., 6.750%, 11/1/19	639,800
648,000	Wyndham Worldwide Corp., 2.950%, 3/1/17	657,233

		4,397,672

	Consumer Staples (2.5%)
555,000	Altria Group, Inc., 4.750%, 5/5/21	595,604
825,000	Embotelladora Andina SA, 5.000%, 10/1/23(a)	827,731
405,000	Lorillard Tobacco Co., 6.875%, 5/1/20	467,400

		1,890,735

	Energy (16.4%)
500,000	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 5.875%, 8/1/23(a)	476,250
479,000	BP Capital Markets PLC, 1.375%, 11/6/17	471,717
388,000	Buckeye Partners LP, 4.875%, 2/1/21	397,059
585,000	Cameron International Corp., 6.375%, 7/15/18	680,322
590,000	Chesapeake Energy Corp., 3.250%, 3/15/16	595,900
585,000	CNOOC Finance, Ltd., 1.750%, 5/9/18	571,840
577,000	Denbury Resources, Inc., 8.250%, 2/15/20	635,421
596,000	Energy Transfer Partners LP, 9.000%, 4/15/19	753,271
500,000	Enterprise Products Operating, LLC, 5.200%, 9/1/20	556,188
465,000	Hess Corp., 8.125%, 2/15/19	577,583
490,000	Kinder Morgan Energy Partners LP, 6.850%, 2/15/20	582,455
485,000	Noble Energy, Inc., 4.150%, 12/15/21	498,701
488,000	NuStar Logistics LP, 4.750%, 2/1/22	430,572
657,000	Petrobras International Finance Co., 3.500%, 2/6/17	663,012
625,000	Petrofac, Ltd., 3.400%, 10/10/18(a)	629,472
665,000	Petrohawk Energy Corp., 7.250%, 8/15/18	716,870
530,000	Phillips 66, 2.950%, 5/1/17	551,407
550,000	Pioneer Natural Resources Co., 6.650%, 3/15/17	627,106
383,000	Plains Exploration & Production Co., 6.500%, 11/15/20	422,977
410,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 7/15/21	434,600
441,000	Schlumberger Investment SA, 3.300%, 9/14/21(a)	438,441
305,000	Spectra Energy Capital, LLC, 8.000%, 10/1/19	363,305
485,000	Western Gas Partners LP, 4.000%, 7/1/22	462,894

		12,537,363

	Financials (50.7%)
395,000	Aflac, Inc., 8.500%, 5/15/19	504,494
352,000	Alexandria Real Estate Equities, Inc., REIT, 4.600%, 4/1/22	354,200
335,000	Ally Financial, Inc., 2.750%, 1/30/17	336,256
995,000	American International Group, Inc., 3.800%, 3/22/17	1,062,559
410,000	Aspen Insurance Holdings, Ltd., 4.650%, 11/15/23	405,005

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Financials — (continued)
$ 560,000	Associates Corp. of North America, 6.950%, 11/1/18	$666,293
525,000	Bank of America Corp., Series K, 8.000%, 12/29/49(b)	581,700
710,000	Bear Stearns Cos., LLC (The), 5.550%, 1/22/17	791,289
500,000	Blackstone Holdings Finance Co., LLC, 6.625%, 8/15/19(a)	583,847
530,000	BNP Paribas SA, MTN, 3.250%, 3/3/23	501,455
450,000	Carlyle Holdings Finance, LLC, 3.875%, 2/1/23(a)	429,030
390,000	CBL & Associates LP, REIT, 5.250%, 12/1/23	389,482
335,000	CBRE Services, Inc., 6.625%, 10/15/20	358,450
555,000	Citigroup, Inc., 3.500%, 5/15/23	517,144
700,000	CNA Financial Corp., 7.350%, 11/15/19	848,548
500,000	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 3.950%, 11/9/22	484,495
478,000	Corrections Corp. of America, REIT, 4.125%, 4/1/20	468,440
687,000	CubeSmart LP, REIT, 4.800%, 7/15/22	705,647
355,000	DDR Corp., REIT, 9.625%, 3/15/16	416,205
425,000	Duke Realty LP, REIT, 7.375%, 2/15/15	454,590
635,000	Endurance Specialty Holdings, Ltd., 6.150%, 10/15/15	683,548
515,000	Essex Portfolio LP, REIT, 3.250%, 5/1/23	466,168
485,000	Federal Realty Investment Trust, REIT, 6.200%, 1/15/17	547,931
355,000	First American Financial Corp., 4.300%, 2/1/23	338,134
785,000	Ford Motor Credit Co., LLC, 2.375%, 1/16/18	792,819
1,500,000	General Electric Capital Corp., Series B, 6.250%, 12/29/49(b)	1,548,750
485,000	General Motors Financial Co., Inc., 2.750%, 5/15/16(a)	491,063
600,000	Goldman Sachs Group, Inc. (The), 3.625%, 1/22/23	581,012
550,000	Goodman Funding Pty, Ltd., REIT, 6.375%, 11/12/20(a)	606,588
845,000	Health Care REIT, Inc., 4.950%, 1/15/21	893,473
505,000	Healthcare Realty Trust, Inc., REIT, 3.750%, 4/15/23	467,209
408,000	Host Hotels & Resorts LP, REIT, Series D, 3.750%, 10/15/23	378,290
892,000	HSBC Finance Corp., 6.676%, 1/15/21	1,024,941
500,000	ING Bank NV, 4.000%, 3/15/16(a)	528,451
485,000	Invesco Finance PLC, 3.125%, 11/30/22	448,768
470,000	Jefferies Group, LLC, 8.500%, 7/15/19	573,400
308,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	295,821
415,000	JPMorgan Chase & Co., 3.200%, 1/25/23	393,431
500,000	JPMorgan Chase & Co., Series 1, 7.900%, 4/29/49(b)	551,250
475,000	Liberty Mutual Group, Inc., 4.250%, 6/15/23(a)	458,627
410,000	Macquarie Bank, Ltd., 5.000%, 2/22/17(a)	444,620
850,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(a)	940,048
1,290,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/18	1,525,255
595,000	Morgan Stanley, 5.375%, 10/15/15	639,965
1,372,000	Morgan Stanley, GMTN, 6.625%, 4/1/18	1,605,369
1,814,000	Murray Street Investment Trust I, STEP, 4.647%, 3/9/17	1,953,473
345,000	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/1/18	466,572

Continued

Sterling Capital Corporate Fund
Schedule of Portfolio Investments — (continued)
December 31, 2013 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Financials — (continued)
$ 440,000	Nationwide Financial Services, Inc., 5.375%, 3/25/21(a)	$471,749
400,000	Pacific LifeCorp, 6.000%, 2/10/20(a)	446,228
790,000	PNC Bank NA, BKNT, 4.875%, 9/21/17	867,780
590,000	ProAssurance Corp., 5.300%, 11/15/23	601,058
290,000	Prudential Financial, Inc., 8.875%, 6/15/38	352,713
363,714	Prudential Holdings, LLC, 8.695%, 12/18/23(a)	461,500
390,000	Retail Opportunity Investments Partnership LP, REIT, 5.000%, 12/15/23	388,298
470,000	Royal Bank of Canada, GMTN, 2.200%, 7/27/18	471,909
670,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/22	684,741
570,000	Simon Property Group LP, REIT, 10.350%, 4/1/19	771,308
467,000	Sirius International Group, Ltd., 6.375%, 3/20/17(a)	506,173
520,000	Standard Chartered Bank, 6.400%, 9/26/17(a)	588,905
400,000	SunTrust Banks, Inc., 3.500%, 1/20/17	420,607
625,000	UBS AG, MTN, 5.875%, 7/15/16	694,958
495,000	WEA Finance, LLC, 4.625%, 5/10/21(a)	522,400

		38,754,432

	Health Care (4.1%)
453,000	DaVita HealthCare Partners, Inc., 6.625%, 11/1/20	485,843
485,000	DENTSPLY International, Inc., 2.750%, 8/15/16	499,050
600,000	Edwards Lifesciences Corp., 2.875%, 10/15/18	596,498
310,000	Fresenius US Finance II, Inc., 9.000%, 7/15/15(a)	342,550
445,000	HCA, Inc., 8.500%, 4/15/19	471,700
380,000	Mylan, Inc., 7.875%, 7/15/20(a)	429,986
317,000	Valeant Pharmaceuticals International, 6.500%, 7/15/16(a)	327,303

		3,152,930

	Industrials (5.6%)
420,000	Burlington Northern Santa Fe, LLC, 4.700%, 10/1/19	460,744
500,000	CNH Capital, LLC, 3.875%, 11/1/15	516,250
486,000	Nielsen Finance, LLC/Nielsen Finance Co., 4.500%, 10/1/20	472,635
575,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.125%, 5/11/15(a)	591,376
668,000	Ryder System, Inc., MTN, 2.350%, 2/26/19	654,109
485,000	Textron, Inc., 4.625%, 9/21/16	522,838
514,000	United Rentals North America, Inc., 10.250%, 11/15/19	582,362
445,000	Verisk Analytics, Inc., 5.800%, 5/1/21	480,574

		4,280,888

	Information Technology (0.6%)
450,000	Altera Corp., 1.750%, 5/15/17	443,083

	Materials (3.9%)
500,000	FMG Resources August 2006 Pty, Ltd., 7.000%, 11/1/15(a)	518,750
390,000	Louisiana-Pacific Corp., 7.500%, 6/1/20	433,875
489,000	Rock Tenn Co., 4.900%, 3/1/22	503,361
429,000	Rockwood Specialties Group, Inc., 4.625%, 10/15/20	438,116

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Materials — (continued)
$ 500,000	Vale Overseas, Ltd., 6.250%, 1/23/17	$554,569
565,000	Xstrata Finance Canada, Ltd., 4.250%, 10/25/22(a)	538,717

		2,987,388

	Telecommunication Services (3.1%)
450,000	Crown Castle Towers, LLC, 6.113%, 1/15/20(a)	504,599
475,000	Telefonica Emisiones SAU, 3.992%, 2/16/16	498,939
1,290,000	Verizon Communications, Inc., 5.150%, 9/15/23	1,385,063

		2,388,601

	Utilities (3.1%)
463,000	CMS Energy Corp., 8.750%, 6/15/19	585,637
565,000	PSEG Power, LLC, 2.450%, 11/15/18	557,669
732,000	Puget Energy, Inc., 5.625%, 7/15/22	796,053
360,000	Sempra Energy, 6.150%, 6/15/18	413,271

		2,352,630

	Total Corporate Bonds (Cost $72,891,745)	73,185,722

Shares
PREFERRED STOCKS (3.4%)
	Consumer Discretionary (0.1%)
2,071	PulteGroup, Inc., 7.375%	51,506

	Financials (2.6%)
18,071	Aegon NV, 7.250%	458,461
15,385	Barclays Bank PLC, 7.750%	389,702
26,500	Citigroup Capital XIII, 7.875%	722,125
18,466	Merrill Lynch Preferred Capital Trust V, Series F, 7.280%	464,605

		2,034,893

	Utilities (0.7%)
20,050	Dominion Resources, Inc., Series A, 8.375%	516,087

	Total Preferred Stocks (Cost $2,637,379)	2,602,486

MONEY MARKET FUND (0.3%)
192,066	Federated Treasury Obligations Fund, Institutional Shares	192,066

	Total Money Market Fund (Cost $192,066)	192,066

Total Investments — 99.4% (Cost $75,721,190)		75,980,274
Net Other Assets (Liabilities) — 0.6%		476,703

NET ASSETS — 100.0%.		$76,456,977

Continued

Sterling Capital Corporate Fund
Schedule of Portfolio Investments — (continued)
December 31, 2013 (Unaudited)

(a)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(b)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2013. The maturity date reflected is the final maturity date.

BKNT — Bank Note

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Securitized Opportunities Fund
Schedule of Portfolio Investments
December 31, 2013 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (9.7%)
$ 448,124	Argent Securities, Inc. Pass Through Certificates, Series 2005-W3, Class A2D, 0.505%, 11/25/35(a)	$419,969
600,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2012-3A, Class A, 2.100%, 3/20/19(b)	599,114
650,000	Chase Issuance Trust, Series 2012-A7, Class A7, 2.160%, 9/16/24	590,239
650,000	Hertz Vehicle Financing, LLC, Series 2013-1A, Class A2, 1.830%, 8/25/19(b)	636,665
695,101	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, 0.365%, 1/25/36(a)	633,882
264,008	Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2006-HE1, Class A3, 0.375%, 2/25/36(a)	260,164
626,644	Securitized Asset Backed Receivables, LLC Trust, Series 2005-OP2, Class A2C, 0.485%, 10/25/35(a)	584,736

	Total Asset Backed Securities (Cost $3,775,369)	3,724,769

COLLATERALIZED MORTGAGE OBLIGATIONS (25.1%)
266,464	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	276,085
29,232	Banc of America Mortgage Trust, Series 2005-2, Class 2A1, 5.000%, 3/25/20	29,226
224,303	Banc of America Mortgage Trust, Series 2005-3, Class 1A24, 5.500%, 4/25/35	228,729
516,000	BCAP, LLC Trust, Series 2013-RR4, Class A4A2, 2.000%, 2/13/51(b)	506,519
99,288	Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A2, 5.000%, 2/25/35	99,093
236,361	Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A4, 5.500%, 2/25/35	244,102
301,186	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	321,072
302,244	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	308,165
111,205	Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-J7, Class 1A3, 5.250%, 8/25/33	114,560
233,581	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	238,677
81,948	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-J4, Class A3, 5.500%, 11/25/35	81,628
405,021	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-2, Class 4A1, 5.250%, 2/25/20	407,653
320,877	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1, 6.500%, 2/25/34	342,447
269,690	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 2A3, 5.500%, 7/25/35	275,283
731,727	Fannie Mae, Series 2013-90, Class VA, 4.000%, 9/25/24	785,336
299,174	Freddie Mac, Series 3768, Class V, 4.000%, 11/15/23	316,119
218,675	Freddie Mac, Series 2485, Class WG, 6.000%, 8/15/32	242,960

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$ 447,682	Freddie Mac, Series 4077, Class PJ, 3.500%, 11/15/40	$469,112
327,722	Freddie Mac, Series 3803, Class PJ, 4.250%, 1/15/41	344,150
448,119	Ginnie Mae, Series 2002-45, Class OC, 6.000%, 6/16/32	498,905
305,048	Ginnie Mae, Series 2010-85, Class DQ, 3.000%, 12/20/39	301,706
437,794	MASTR Alternative Loan Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33	436,258
101,384	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	103,066
72,669	MASTR Asset Securitization Trust, Series 2005-2, Class 1A1, 5.250%, 11/25/35	72,464
208,309	MASTR Seasoned Securitization Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	209,775
330,899	PHHMC Trust, Series 2007-6, Class A1, 5.650%, 12/18/37(a)	341,838
187,982	RALI Trust, Series 2005-QR1, Class A, 6.000%, 10/25/34	191,978
249,108	RBSGC Mortgage Loan Trust, Series 2007-B, Class 3A1, 5.139%, 7/25/35(a)	248,432
454,487	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 1A1, 5.000%, 10/25/34	459,825
135,669	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2003-10, Class A, 6.000%, 4/25/33	138,883
170,924	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 5/25/35	171,903
95,747	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A1, 5.000%, 5/25/35	97,812
63,672	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A2, 5.000%, 5/25/35	65,045
93,025	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3, Class 3A1, 5.500%, 4/25/22	95,723
588,694	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4, Class A4, 5.000%, 4/25/35	601,510

	Total Collateralized Mortgage Obligations (Cost $9,662,091)	9,666,039

COMMERCIAL MORTGAGE-BACKED SECURITIES (18.6%)
80,000	Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/46	86,721
25,045	Banc of America Commercial Mortgage Trust, Series 2007-2, Class A2, 5.633%, 4/10/49(a) .	25,064
300,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-2, Class B, 4.665%, 11/10/38(a)	301,032
418,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.290%, 11/10/42(a)	438,483
200,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 7/10/43	207,791
250,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A4, 5.700%, 6/11/50	281,006
330,000	COMM Mortgage Trust, Series 2013-CR11, Class A4, 4.258%, 10/10/46	339,054

Continued

Sterling Capital Securitized Opportunities Fund
Schedule of Portfolio Investments — (continued)
December 31, 2013 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$ 618,000	Commercial Mortgage Trust, Series 2005-GG5, Class AM, 5.277%, 4/10/37(a)	$656,057
180,000	Commercial Mortgage Trust, Series 2007-GG9, Class A4, 5.444%, 3/10/39	197,720
422,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class AJ, 5.075%, 2/15/38(a)	436,431
486,000	Freddie Mac, Multifamily Structured Pass Through Certificates, Series K031, Class A2, 3.300%, 4/25/23	478,566
400,000	GE Capital Commercial Mortgage, Series 2005-C2, Class AJ, 5.061%, 5/10/43	418,226
274,000	GS Mortgage Securities Corp. II, Series 2013-GC16, Class A4, 4.271%, 11/10/46	280,883
175,000	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.148%, 8/10/43(b)	188,284
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(a)(b)	533,770
300,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.424%, 2/15/40	330,616
160,000	Morgan Stanley Capital I Trust, Series 2006-HQ8, Class AM, 5.466%, 3/12/44(a)	172,350
500,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/48	547,199
760,000	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class B, 5.276%, 11/15/43(a)(b)	822,609
400,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class B, 5.174%, 2/15/44(a)(b)	429,666

	Total Commercial Mortgage- Backed Securities (Cost $7,300,813)	7,171,528

MORTGAGE-BACKED SECURITIES (39.6%)
	Fannie Mae (23.0%)
1,370,000	3.000%, 12/1/28, Pool #AV2321	1,399,287
569,314	4.000%, 11/1/30, Pool #MA0563	594,991
280,213	4.000%, 3/1/31, Pool #MA0667	292,737
819,808	4.000%, 5/1/32, Pool #MA1074	853,507
412,435	5.500%, 6/1/38, Pool #984277	453,009
353,041	5.500%, 8/1/38, Pool #995072	388,962
295,354	4.500%, 9/1/39, Pool #AC1830	312,998
263,358	5.000%, 12/1/39, Pool #AC8518	287,603
191,155	4.500%, 9/1/40, Pool #AE0411	203,101
467,266	4.500%, 10/1/40, Pool #AE4855	495,129
365,889	5.000%, 1/1/41, Pool #AH3373	399,277
60,307	4.000%, 2/1/41, Pool #AH6188	62,226
721,593	4.000%, 3/1/41, Pool #AH4008	743,248
550,576	4.500%, 3/1/41, Pool #AB2467	586,241
232,462	4.500%, 6/1/41, Pool #AC9298	246,373
1,551,000	3.500%, 5/1/43, Pool #AB9368	1,542,343

		8,861,032

	Freddie Mac (13.9%)
938,754	3.500%, 5/1/32, Pool #C91458	956,811
863,738	4.000%, 5/1/32, Pool #C91449	903,642
811,517	3.500%, 7/1/32, Pool #C91467	827,093
555,774	4.500%, 10/1/39, Pool #G05659	588,651
214,449	5.500%, 10/1/39, Pool #A89387	234,443

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Freddie Mac — (continued)
$276,119	5.000%, 4/1/40, Pool #A91812	$298,491
222,701	5.500%, 4/1/40, Pool #C03467	242,717
285,802	5.000%, 8/1/40, Pool #C03491	308,696
399,784	4.000%, 12/1/40, Pool #A95447	411,850
541,833	4.000%, 1/1/41, Pool #A96312	556,842

		5,329,236

	Ginnie Mae (2.7%)
333,862	4.500%, 6/15/39, Pool #720075	359,953
46,737	4.000%, 12/20/40, Pool #755678	48,923
244,039	4.500%, 3/20/41, Pool #4978	261,992
328,260	4.500%, 5/15/41, Pool #738310	354,048

		1,024,916

	Total Mortgage-Backed Securities (Cost $15,335,989)	15,215,184

U.S. GOVERNMENT AGENCIES (1.6%)
	Freddie Mac (1.6%)
480,000	6.250%, 7/15/32	607,204

	Total U.S. Government Agencies (Cost $626,148)	607,204

U.S. TREASURY BONDS (3.9%)
1,007,000	4.500%, 2/15/36	1,120,445
465,000	2.875%, 5/15/43	376,868

	Total U.S. Treasury Bonds (Cost $1,566,750)	1,497,313

U.S. TREASURY NOTES (1.5%)
580,000	1.375%, 2/28/19	568,037

	Total U.S. Treasury Notes (Cost $574,738)	568,037

Shares
MONEY MARKET FUND (0.8%)
320,921	Federated Treasury Obligations Fund, Institutional Shares	320,921

	Total Money Market Fund (Cost $320,921)	320,921

Total Investments — 100.8% (Cost $39,162,819)		38,770,995
Net Other Assets (Liabilities) — (0.8)%		(320,059)

NET ASSETS — 100.0%		$38,450,936

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2013. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Kentucky Intermediate Tax-Free Fund
Schedule of Portfolio Investments
December 31, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (94.4%)
	Kentucky (94.4%)
$ 500,000	Christian County, KY, Public Courthouse Corp., Court Facility Project, Refunding Revenue, (AMBAC), 4.000%, 8/1/16	$541,715
400,000	Eastern Kentucky University, Refunding Revenue, Series A, (State Intercept), 5.000%, 4/1/24	447,720
500,000	Fayette County, KY, School District Finance Corp., Lease Payable from Local Revenues, Series A, (State Intercept), 5.000%, 10/1/21	568,670
700,000	Jefferson County, KY, School District Finance Corp., Jefferson County School Building, Refunding Revenue, Series A, (AGM), 5.250%, 1/1/19	820,099
500,000	Kentucky Asset/Liability Commission, Project Notes, Federal Highway Transit Improvements Revenue, First Series, (NATL-RE), 4.500%, 9/1/17	562,575
510,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes, Revenue, Series B, Callable 10/1/17 @ 100, 5.000%, 10/1/21	576,565
300,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes, University & College Revenue, Series A, Callable 10/1/17 @ 100, (AMBAC), 5.000%, 10/1/18	338,664
690,000	Kentucky Economic Development Finance Authority, Baptist Healthcare System, Improvements Refunding Revenue, Series A, Callable 8/15/18 @ 100, OID, 4.750%, 8/15/19	755,384
500,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Hospital Improvements Revenue, Series A, 5.000%, 6/1/16	539,660
555,000	Kentucky Economic Development Finance Authority, Saint Elizabeth Medical Center, Inc. Refunding & Improvement Revenue, Series A, Callable 5/1/19 @ 100, OID, 5.000%, 5/1/24	600,110
500,000	Kentucky Municipal Power Agency, Prairie State Project, Power Improvements Revenue, Series A, (AGM), 5.000%, 9/1/20	573,530
500,000	Kentucky Rural Water Finance Corp., Flexible Term Program, Refunding & Improvements Revenue, Series B, Callable 2/1/20 @ 100, 4.000%, 2/1/21	533,615
500,000	Kentucky State Property & Buildings Commission, Project No. 101, Refunding Revenue, 5.000%, 10/1/19	583,135
410,000	Kentucky State Property & Buildings Commission, Project No. 76, Refunding Revenue, (AMBAC), 5.500%, 8/1/21	483,980
460,000	Kentucky State Property & Buildings Commission, Project No. 83, Refunding Revenue, (AMBAC), 5.000%, 10/1/19	533,766
670,000	Kentucky Turnpike Authority, Revitalization Projects, Refunding Revenue, Series A, Callable 7/1/19 @ 100, 5.000%, 7/1/25	755,686

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Kentucky — (continued)
$ 525,000	Kentucky Turnpike Authority, Revitalization Projects, Refunding Revenue, Series B, Callable 7/1/15 @ 100, (AMBAC), 5.000%, 7/1/25	$556,558
400,000	Kentucky Turnpike Authority, Revitalization Projects, Revenue, Series A, 4.000%, 7/1/21	439,100
455,000	Laurel County, KY, Judicial Center Public Properties Corp., Justice Center Projects, Public Improvements Revenue, Callable 3/1/18 @ 100, OID, 4.500%, 3/1/24	475,384
525,000	Lexington-Fayette Urban County, KY, Airport Board, Refunding Revenue, Series A, 5.000%, 7/1/19	610,507
500,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Refunding Revenue, Series A, Callable 11/15/21 @ 100, 5.000%, 5/15/30	534,155
205,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Unrefunded Revenue, Series A, Callable 5/15/15 @ 100, (AGM), 5.000%, 5/15/19	217,772
790,000	Northern Kentucky University, University & College Improvements Revenue, Series A, Callable 9/1/17 @ 100, (AMBAC, State Intercept), OID, 4.250%, 9/1/21	831,854
535,000	Owensboro, KY, Water Refunding & Improvements Revenue, Callable 9/15/18 @ 100, (Assured Guaranty), 5.250%, 9/15/21	611,387
585,000	Owensboro-Daviess County, KY, Regional Water Resource Agency, Refunding & Improvements Revenue, Series A, (XLCA), 4.000%, 1/1/16	622,551
610,000	Pike County, KY, School District Finance Corp., School Improvements Revenue, (State Intercept), 3.000%, 11/1/20	631,216
660,000	Pulaski County, KY, Public Properties Corp., Administration Office of the Court Judicial Facility, Public Improvement Revenue, Callable 12/1/18 @ 100, OID, 5.500%, 12/1/24	750,242
270,000	Pulaski County, KY, Public Properties Corp., Administration Office of the Court Judicial Facility, Public Improvement Revenue, Callable 12/1/18 @ 100, OID, 5.625%, 12/1/25	307,814
200,000	Russell, KY, Bon Secours Health System, Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/26	208,766
380,000	Warren County, KY, Community Hospital Corp. Project, Refunding Revenue, Series A, 5.000%, 8/1/17	418,391

	Total Municipal Bonds (Cost $15,514,372)	16,430,571

Continued

Sterling Capital Kentucky Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
December 31, 2013 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND (4.5%)
788,576	Federated Tax-Free Obligations Fund, Institutional Shares	$788,576

	Total Money Market Fund (Cost $788,576)	788,576

Total Investments — 98.9% (Cost $16,302,948)		17,219,147
Net Other Assets (Liabilities) — 1.1%		188,292

NET ASSETS — 100.0%		$17,407,439

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

RE — Reinsurance

XLCA — XL Capital Assurance

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Maryland Intermediate Tax-Free Fund
Schedule of Portfolio Investments
December 31, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (98.7%)
	District of Columbia (4.3%)
$ 550,000	Washington Metropolitan Area Transit Authority, DC, Transit Improvements Revenue, Refunding Notes, Series A, Callable 7/1/19 @ 100, 5.250%, 7/1/20	$637,390
1,000,000	Washington Metropolitan Area Transit Authority, DC, Transit Improvements Revenue, Refunding Notes, Series A, Callable 7/1/19 @ 100, 5.250%, 7/1/27	1,097,610

		1,735,000

	Maryland (94.4%)
810,000	Anne Arundel County, MD, Economic Development, Anne Arundel Community College Project, Refunding Revenue, 4.000%, 9/1/20	873,464
500,000	Baltimore, MD, Consolidated Public Improvements, Refunding G.O., Series B, 5.000%, 10/15/20	586,270
600,000	Baltimore, MD, Refunding Certificate of Participation, Series A, 5.000%, 10/1/17	682,872
250,000	Baltimore, MD, Waste Water Projects Revenue, Series C, Callable 7/1/16 @ 100 (AMBAC), 5.000%, 7/1/26	273,873
1,000,000	Charles County, MD, Consolidated Public School Improvements G.O., 5.000%, 7/15/22	1,171,700
1,000,000	Charles County, MD, Consolidated Public School Improvements G.O., Callable 7/15/23 @ 100, 5.000%, 7/15/24	1,161,790
890,000	Charles County, MD, Consolidated Public School Improvements G.O., Callable 7/15/23 @ 100, 5.000%, 7/15/25	1,024,452
1,025,000	Frederick County, MD, Public Facilities Improvements, Refunding G.O., Series B, 4.000%, 8/1/17	1,139,144
125,000	Howard County, MD, Miscellaneous Purpose Certificate of Participation, Series A, 8.050%, 2/15/21	170,491
135,000	Howard County, MD, Public Improvements Certificate of Participation, Series B, 8.250%, 2/15/20	180,900
690,000	Maryland Community Development Adminis- tration, Residential Single Family Housing Revenue, Series A, Callable 9/1/18 @ 100, 4.750%, 9/1/29	702,675
315,000	Maryland Community Development Adminis- tration, Residential Single Family Housing Revenue, Series B, 3.750%, 9/1/14	320,979
250,000	Maryland Economic Development Corp., Electricity Lights & Power Improvements, Refunding Revenue, Callable 3/1/19 @ 100, 6.200%, 9/1/22	292,470
165,000	Maryland Economic Development Corp., Lutheran World Relief Refugee, Refunding Revenue, Callable 4/1/17 @ 100, 5.250%, 4/1/19	177,787
900,000	Maryland Economic Development Corp., Public Health Laboratory Public Improvements Revenue, 5.000%, 6/1/20	1,053,648

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$ 420,000	Maryland Economic Development Corp., Public Health Laboratory Public Improvements Revenue, Callable 6/1/21 @ 100, 5.000%, 6/1/26	$462,059
735,000	Maryland Economic Development Corp., University of Maryland College Park Projects, Refunding Revenue (AGC), 5.000%, 6/1/16	795,299
555,000	Maryland Environmental Service, Mid Shore II Regional Landfill, Resource Recovery Improvements Revenue, 4.000%, 11/1/17	613,985
1,090,000	Maryland Health & Higher Educational Facilities Authority, Carroll Hospital, Refunding Revenue, Series A, 5.000%, 7/1/19	1,229,215
900,000	Maryland Health & Higher Educational Facilities Authority, College of Notre Dame, Refunding Revenue, 4.000%, 10/1/19	968,832
500,000	Maryland Health & Higher Educational Facilities Authority, Greater Baltimore Medical Center, Refunding Revenue, Series A, Callable 7/1/22 @ 100, 5.000%, 7/1/26	535,920
1,260,000	Maryland Health & Higher Educational Facilities Authority, Helix Health Issue, Refunding Revenue (AMBAC), OID, 5.000%, 7/1/27	1,446,694
1,000,000	Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Health System, Health, Hospital, Nursing Home Improvements Revenue, Callable 7/1/22 @ 100, 5.000%, 7/1/25	1,101,360
530,000	Maryland Health & Higher Educational Facilities Authority, Maryland Institute College of Art, Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/23	572,501
80,000	Maryland Health & Higher Educational Facilities Authority, Medstar Health, Refunding Revenue, 5.000%, 8/15/19	91,046
320,000	Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, Health, Hospital, Nursing Home Improvements Revenue, 5.000%, 7/1/15	340,893
725,000	Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, Health, Hospital, Nursing Home Improvements Revenue, Callable 7/1/16 @ 100, 5.000%, 7/1/26	755,501
400,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Refunding Revenue, 5.000%, 7/1/19	454,392
1,160,000	Maryland Stadium Authority, Refunding Revenue, 5.000%, 6/15/23	1,338,976
400,000	Maryland State Department of Transportation, Transit Improvements Revenue, 5.250%, 12/15/17	468,140
500,000	Maryland State Department of Transportation, Transit Improvements Revenue, Second Issue, Callable 9/1/18 @ 100, 5.000%, 9/1/23	568,805

Continued

Sterling Capital Maryland Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
December 31, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$ 1,070,000	Maryland State Transportation Authority, Grant & Revenue Anticipation, Highway Improvements Revenue, Callable 3/1/19 @ 100, OID, 5.000%, 3/1/20	$1,227,772
1,005,000	Maryland State Transportation Authority, Grant & Revenue Anticipation, Transit Improvements Revenue, 5.000%, 3/1/16	1,102,877
635,000	Maryland State Transportation Authority, Transportation Facilities Project, Highway Revenue, Series A, 5.000%, 7/1/19	746,411
1,000,000	Maryland, State & Local Facilities, Loan Public Improvements G.O., First Series, 4.000%, 8/15/21	1,111,630
590,000	Maryland, State & Local Facilities, Loan Public Improvements G.O., Second Series, Callable 7/15/18 @ 100, 5.000%, 7/15/23	670,570
1,660,000	Maryland, State & Local Facilities, Loan Public Improvements G.O., Series C, 5.000%, 11/1/17	1,921,716
250,000	Montgomery County Housing Opportunities Commission, Local Single Family Housing Revenue, Series A, 3.700%, 7/1/14	253,915
775,000	Montgomery County, MD, Consolidated Public Improvements, Refunding G.O., Series A, 5.000%, 7/1/15	830,203
500,000	Montgomery County, MD, Department Liquor Control Public Improvements Revenue, Series A, Callable 4/1/21 @ 100, OID, 4.500%, 4/1/26	527,985
1,000,000	Montgomery County, MD, Public Transportation Equipment Transit Improvements Certificate of Participation, 4.000%, 5/1/17	1,095,120
750,000	Montgomery County, MD, Water Quality Public Improvements Revenue, Series A, Callable 4/1/20 @ 100, 5.000%, 4/1/30	804,510
1,015,000	Prince George’s County, MD, Consolidated Public Improvements G.O., Series A, 4.000%, 9/15/15	1,079,239

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$ 1,000,000	Prince George’s County, MD, Consolidated Public Improvements G.O., Series A, Callable 9/15/21 @ 100, 5.000%, 9/15/28	$1,107,820
1,000,000	Prince George’s County, MD, Equipment Acquisition Program, Public Improvements Certificate of Participation, 4.000%, 10/15/15	1,064,990
500,000	Talbot County, MD, Public School Improvements G.O., 5.000%, 12/15/16	564,920
1,140,000	Washington County, MD, Refunding G.O., 4.000%, 1/1/21	1,259,210
1,180,000	Washington County, MD, Refunding G.O., 4.000%, 1/1/22	1,291,486

		38,216,507

	Total Municipal Bonds (Cost $39,172,436)	39,951,507

Shares
MONEY MARKET FUND (3.5%)
1,410,366	Federated Tax-Free Obligations Fund, Institutional Shares	1,410,366

	Total Money Market Fund (Cost $1,410,366)	1,410,366

Total Investments — 102.2% (Cost $40,582,802)		41,361,873
Net Other Assets (Liabilities) — (2.2)%		(891,814)

NET ASSETS — 100.0%.		$40,470,059

AGC	— Assured Guaranty Corp.
AMBAC	— American Municipal Bond Assurance Corp.
G.O.	— General Obligation
OID	— Original Issue Discount

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments
December 31, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (95.3%)
	North Carolina (95.3%)
$2,335,000	Appalachian State University, University & College Improvements Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/24	$2,615,387
2,655,000	Appalachian State University, University & College Improvements Revenue, Callable 10/1/21 @ 100, 4.750%, 10/1/27	2,850,461
1,000,000	Beaufort County, NC, Refunding Revenue Limited Obligation, Callable 6/1/22 @ 100, 5.000%, 6/1/24	1,101,930
1,000,000	Beaufort County, NC, Refunding Revenue Limited Obligation, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,084,290
1,065,000	Broad River Water Authority, NC, Water System Refunding Revenue, Callable 6/1/15 @ 100 (XLCA), 5.000%, 6/1/18	1,112,850
1,935,000	Buncombe County, NC, Public Improvements Revenue, Series A, 4.000%, 6/1/17	2,129,603
1,000,000	Buncombe County, NC, University & College Improvements Certificate of Participation, Callable 4/1/16 @ 100 (NATL-RE), 5.000%, 4/1/19	1,092,330
1,000,000	Cabarrus County, NC, Installment Financing Contract, Correctional Facility Improvements Certificate of Participation, Series C, Callable 6/1/18 @ 100, OID, 5.000%, 6/1/23	1,120,860
1,960,000	Cabarrus County, NC, Installment Financing Contract, School Improvements Certificate of Participation, 5.000%, 1/1/17	2,195,474
1,520,000	Cabarrus County, NC, Installment Financing Contract, School Improvements Certificate of Participation, Callable 1/1/19 @ 100, 5.000%, 1/1/20	1,738,287
1,730,000	Cabarrus County, NC, Installment Financing Contract, School Improvements Certificate of Participation, Callable 1/1/19 @ 100, 5.000%, 1/1/23	1,945,074
1,240,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, 5.000%, 8/1/21	1,447,340
1,475,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, Callable 8/1/21 @ 100, 5.000%, 8/1/26	1,628,193
1,535,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, Callable 8/1/21 @ 100, 5.000%, 8/1/28	1,670,525
1,160,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Revenue, Callable 8/1/18 @ 100, 5.000%, 8/1/26	1,272,880
1,030,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Revenue, Callable 8/1/18 @ 100, 5.000%, 8/1/31	1,099,855
1,000,000	Catawba County, NC, School Improvements Refunding Revenue, 4.000%, 10/1/19	1,109,220
1,000,000	Catawba County, NC, School Improvements Refunding Revenue, 4.000%, 10/1/20	1,097,970
1,000,000	Charlotte, NC, Airport Refunding Revenue, Series B, 5.000%, 7/1/15	1,067,940

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,000,000	Charlotte, NC, Port, Airport & Marina Improvements Revenue, Series A, Callable 7/1/20 @ 100, 5.000%, 7/1/27	$1,066,170
1,280,000	Charlotte, NC, Storm Water Fee Public, Improvements Revenue, Callable 6/1/16 @ 100, 5.000%, 6/1/20	1,406,029
1,000,000	Charlotte, NC, Storm Water Fee Public, Improvements Revenue, Callable 6/1/16 @ 100, 5.000%, 6/1/23	1,098,710
1,000,000	Charlotte, NC, Water & Sewer System, Refunding Revenue, Series B, Callable 7/1/20 @ 100, 5.000%, 7/1/25	1,127,890
1,000,000	Charlotte-Mecklenburg Hospital Authority, Carolinas Health Care System, Refunding Revenue, Series A, 5.000%, 1/15/17	1,126,760
2,000,000	Chatham County, NC, Refunding Revenue (County Guaranteed), 5.000%, 12/1/28	2,256,860
2,000,000	Concord, NC, Utilities Systems, Refunding Revenue, Series B, Callable 12/1/19 @ 100, 5.000%, 12/1/22	2,208,940
1,000,000	Durham Capital Financing Corp., Limited Obligation Refunding Revenue, 5.000%, 6/1/21	1,173,470
1,410,000	Durham County, NC, Industrial Facilities & Pollution Control Financing Authority, Research Triangle Institute, University & College Improvements Revenue, 5.000%, 2/1/20	1,627,366
2,000,000	Durham County, NC, Public Improvements Certificate of Participation, Series A, Callable 6/1/19 @ 100, 5.000%, 6/1/24	2,211,460
380,000	Elizabeth City State University, University & College Improvements Revenue, Series A (AGM), 4.000%, 4/1/14	383,530
2,170,000	Fayetteville, NC, Public Works Commission, Refunding Revenue, Series A, 5.000%, 3/1/16	2,379,014
1,085,000	Franklin County, NC, Public Facilities Projects, Certificate of Participation, Callable 9/1/17 @ 100 (NATL-RE), 5.000%, 9/1/22	1,194,053
1,000,000	Henderson County, NC, School Improvements Certificate of Participation, Series A (AMBAC), 5.000%, 6/1/16	1,100,320
1,030,000	Henderson County, NC, University & College Improvements Revenue, Series B, 4.000%, 12/1/16	1,123,987
1,150,000	Iredell County, NC, School Improvements Project, Certificate of Participation, Callable 6/1/16 @ 100 (AMBAC), 5.000%, 6/1/22	1,244,208
1,000,000	Iredell County, NC, School Improvements Project, Certificate of Participation, Callable 6/1/16 @ 100 (AMBAC), 5.000%, 6/1/23	1,079,800
1,000,000	Lee County, NC, Public Facilities Projects, School Improvements Certificate of Participation, Callable 4/1/17 @ 100 (AGM), 5.000%, 4/1/19	1,099,070
1,570,000	Lenoir County, NC, Refunding G.O., 4.000%, 2/1/19	1,754,397
1,705,000	Lenoir County, NC, Refunding G.O., 4.000%, 2/1/20	1,895,039

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments – (continued)
December 31, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,750,000	Lincoln County, NC, Refunding G.O., Series A, 5.000%, 6/1/18	$2,036,563
2,535,000	Lincoln County, NC, Refunding G.O., Series A, 4.000%, 6/1/19	2,844,523
800,000	Lincolnton, NC, Combined Enterprise System, Refunding Revenue, Callable 5/1/15 @ 100 (XLCA), 5.000%, 5/1/17	826,720
2,000,000	Mecklenburg County, NC, Refunding G.O., 5.000%, 2/1/21	2,369,680
1,280,000	Monroe, NC, Combined Enterprise System, Refunding Revenue (AGM), 4.000%, 3/1/19	1,414,835
1,000,000	Mooresville, NC, Enterprise System Refunding Revenue, Callable 5/1/22 @ 100, 4.000%, 5/1/24	1,051,110
1,000,000	Mooresville, NC, Telecommunications Improvements Certificate of Participation, 5.000%, 9/1/15	1,072,900
1,460,000	Mooresville, NC, Telecommunications Improvements Certificate of Participation, 5.000%, 9/1/16	1,618,425
1,855,000	New Hanover County, NC, New Hanover County Projects, Refunding Revenue, 5.000%, 12/1/19	2,168,124
1,015,000	New Hanover County, NC, New Hanover County Projects, Refunding Revenue, 5.000%, 12/1/20	1,184,454
2,500,000	New Hanover County, NC, New Hanover Regional Medical, Refunding Revenue, 4.000%, 10/1/19	2,721,250
1,270,000	New Hanover County, NC, New Hanover Regional Medical, Refunding Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/23	1,370,521
245,000	New Hanover County, NC, Refunding Revenue, Callable 12/1/22 @ 100, 5.000%, 12/1/27	269,451
1,000,000	New Hanover County, NC, Regional Medical Center, Health Hospital, Nursing Home Improvements Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/21	1,104,310
1,050,000	New Hanover County, NC, Regional Medical Center, Health Hospital, Nursing Home Improvements Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/22	1,143,461
1,305,000	North Carolina Capital Facilities Finance Agency, Johnson & Wales University Project, Refunding Revenue, 5.000%, 4/1/21	1,458,364
2,400,000	North Carolina Eastern Municipal Power Agency, Electric, Lights & Power Improvements Revenue, Series A, OID, 6.400%, 1/1/21	2,849,880
1,000,000	North Carolina Eastern Municipal Power Agency, Refunding Revenue, Series A, Callable 1/1/16 @ 100 (AMBAC), 5.250%, 1/1/20	1,087,070
2,015,000	North Carolina Medical Care Commission, Blue Ridge Healthcare, Refunding Revenue, Series A, 4.000%, 1/1/16	2,123,286
2,045,000	North Carolina Medical Care Commission, Caromont Health Facilities, Health Hospital, Nursing Home Improvements Revenue (Assured Guaranty), OID, 3.500%, 2/15/19	2,199,050

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,005,000	North Carolina Medical Care Commission, First Mortgage Deerfield, Health, Hospital, Nursing Home Improvements Revenue, Series A, Callable 11/1/18 @ 100, OID, 6.000%, 11/1/33	$1,022,155
1,515,000	North Carolina Medical Care Commission, Firsthealth Carolina, Refunding Revenue, Series C, Callable 10/1/14 @ 100, OID, 4.000%, 10/1/18	1,612,611
915,000	North Carolina Medical Care Commission, Health Care Facilities, Refunding Revenue, Appalachian Regional Healthcare System, Series A, 5.000%, 7/1/19	1,016,949
1,180,000	North Carolina Medical Care Commission, Health Care Facilities, Refunding Revenue, Appalachian Regional Healthcare System, Series A, 5.375%, 7/1/20	1,323,665
615,000	North Carolina Medical Care Commission, Health Care Housing ARC Projects, Revenue, Series A (HUD Section 8), 4.650%, 10/1/14	623,407
1,000,000	North Carolina Medical Care Commission, Mission Health Combine Group, Refunding Revenue, Callable 10/1/17 @ 100 (AGM-CR), 5.000%, 10/1/25	1,036,470
3,030,000	North Carolina Medical Care Commission, North Carolina Baptist Hospital, Refunding Revenue, 5.000%, 6/1/20	3,462,623
1,530,000	North Carolina Medical Care Commission, North Carolina Baptist Hospital, Refunding Revenue, Callable 6/1/20 @ 100, 5.250%, 6/1/29	1,597,611
2,600,000	North Carolina Medical Care Commission, Rex Healthcare, Refunding Revenue, Series A, 5.000%, 7/1/17	2,921,464
1,000,000	North Carolina Medical Care Commission, Stanly Memorial Hospital Project, Health, Hospital, Nursing Home Improvements Revenue, Callable 1/30/14 @ 100, OID, 6.250%, 10/1/19	1,002,070
2,780,000	North Carolina Medical Care Commission, Vidant Health Care Facilities, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/24	2,986,165
1,260,000	North Carolina Medical Care Commission, Wakemed Refunding Revenue, Series A, 5.000%, 10/1/22	1,412,422
2,000,000	North Carolina Medical Care Commission, Wakemed, Refunding Revenue, Series A, Callable 10/1/22 @ 100, 5.000%, 10/1/27	2,101,820
1,115,000	North Carolina Medical Care Commission, Wilson Medical Center, Refunding Revenue, 5.000%, 11/1/17	1,242,601
1,000,000	North Carolina Municipal Power Agency No. 1, Electric & Power Improvements Revenue, Series B, Callable 1/1/22 @ 100, 5.000%, 1/1/29	1,044,900
745,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Power, Refunding Revenue, Series A, Callable 1/1/18 @ 100, 5.250%, 1/1/20	828,529

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
December 31, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$2,000,000	North Carolina State University at Raleigh, Refunding Revenue, Series A, Callable 10/1/23 @ 100, 5.000%, 10/1/28	$2,239,320
1,000,000	North Carolina State, Annual Appropriation, Public Improvements Revenue, Series A, Callable 5/1/19 @ 100, 5.000%, 5/1/24	1,135,430
1,080,000	North Carolina State, Highway Improvements Vehicle, Revenue (NATL-RE), 5.000%, 3/1/16	1,185,019
2,150,000	North Carolina State, Highway Improvements Vehicle, Revenue (NATL-RE), 5.000%, 3/1/17	2,428,963
1,085,000	North Carolina State, Highway Improvements Vehicle, Revenue, Callable 3/1/17 @ 100 (NATL-RE), 5.000%, 3/1/18	1,208,690
4,000,000	North Carolina State, Highway Improvements Vehicle, Revenue, Callable 9/1/17 @ 100, 4.000%, 3/1/23(a)	4,344,600
4,900,000	North Carolina State, Public Improvements, Revenue, Series C, Callable 5/1/21 @ 100, 4.000%, 5/1/23	5,203,800
2,925,000	North Carolina State, Refunding G.O., Series A, 5.000%, 9/1/16	3,275,386
2,380,000	North Carolina State, Refunding G.O., Series B, 5.000%, 4/1/17	2,709,939
2,000,000	North Carolina State, University & College Improvements G.O., Series A, Callable 3/1/17 @ 100, 5.000%, 3/1/20	2,243,040
1,000,000	North Carolina State, Water Utility Improvements, Clean Water G.O., Series A, Callable 3/1/16 @ 100, 5.000%, 3/1/17	1,093,680
1,000,000	Onslow County, NC, Refunding G.O., 5.000%, 12/1/21	1,171,460
1,520,000	Onslow Water & Sewer Authority, Water Utility Improvements Revenue, Series B, Callable 6/1/14 @ 100 (XLCA), 5.000%, 6/1/21	1,548,637
1,365,000	Orange County, NC, Public Facilities Co., Public Improvements, Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/23	1,523,463
1,105,000	Pasquotank County, NC, Refunding Certificate of Participation (NATL-RE), 5.250%, 6/1/18	.1,259,413
1,000,000	Pasquotank County, NC, Refunding Certificate of Participation (NATL-RE), 5.250%, 6/1/19	1,147,940
1,210,000	Pender County, NC, Limited Obligation Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,337,824
1,390,000	Pitt County, NC, Certificate of Participation, Refunding, Callable 4/1/22 @ 100, 5.000%, 4/1/24	1,534,032
1,395,000	Pitt County, NC, Certificate of Participation, Refunding, Callable 4/1/22 @ 100, 5.000%, 4/1/25	1,527,804
1,050,000	Pitt County, NC, Pitt County Memorial Hospital Project, Refunding Revenue, Callable 1/30/14 @ 100, OID, 5.500%, 12/1/15	1,098,773
2,150,000	Raleigh Durham Airport Authority, Refunding Revenue, Series B1, Callable 5/1/20 @ 100, 5.000%, 11/1/28	2,296,587
1,500,000	Raleigh, NC, Combined Enterprise System, Refunding Revenue, Series A, Callable 3/1/23 @ 100, 5.000%, 3/1/27	1,690,560

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,615,000	Raleigh, NC, Combined Enterprise System, Refunding Revenue, Series A, Callable 3/1/23 @ 100, 5.000%, 3/1/28	$1,801,920
1,525,000	Rockingham County, NC, Public Improvements Certificate of Participation (Assured Guaranty), 5.000%, 4/1/17	1,714,619
1,510,000	Rockingham County, NC, Refunding Revenue, 5.000%, 4/1/18	1,725,145
1,825,000	Smithville Township, NC, Limited Tax Hospital, Refunding G.O., 5.000%, 6/1/24	2,068,017
1,085,000	Surry County, NC, Northern Hospital District Revenue, Callable 4/1/18 @ 100, OID, 5.500%, 10/1/21	1,121,272
1,000,000	Union County, NC, Enterprise Systems, Refunding Revenue, Series A, Callable 12/1/21 @ 100, 4.000%, 12/1/22	1,085,820
860,000	Union County, NC, Enterprise Systems, Refunding Revenue, Series A, Callable 12/1/21 @ 100, 4.000%, 12/1/24	908,882
2,205,000	Union County, NC, Refunding G.O., Series A, 5.000%, 3/1/22	2,601,084
1,000,000	Union County, NC, Refunding Revenue, 5.000%, 12/1/23	1,162,110
2,285,000	University of North Carolina at Greensboro, Refunding Revenue, Callable 4/1/21 @ 100, 5.000%, 4/1/23	2,571,219
1,160,000	University of North Carolina System, Appalachian State University, Refunding Revenue, Series B1, 4.000%, 10/1/15	1,233,683
3,260,000	University of North Carolina System, Appalachian State University, Refunding Revenue, Series B1, Callable 4/1/20 @ 100, 5.250%, 10/1/22	3,736,514
3,095,000	University of North Carolina System, Asheville/Wilmington, Refunding Revenue, Series C, Callable 4/1/20 @ 100 (Assured Guaranty), 5.000%, 10/1/20	3,573,889
1,485,000	University of North Carolina System, Asheville/Wilmington, Refunding Revenue, Series C, Callable 4/1/20 @ 100 (Assured Guaranty), 5.250%, 10/1/24	1,649,464
1,975,000	University of North Carolina System, The University of North Carolina at Greensboro, Refunding Revenue, Series B2, 5.000%, 4/1/17	2,236,490
1,005,000	University of North Carolina System, University & College Improvements Revenue, Series A, Callable 10/1/16 @ 100 (NATL-RE), 5.000%, 10/1/17	1,111,440
1,565,000	University of North Carolina System, University & College Improvements, General Trust Indenture Revenue, Series C, 4.250%, 10/1/14	1,608,695
1,000,000	University of North Carolina System, University & College Improvements, General Trust Indenture Revenue, Series C, 4.500%, 10/1/17	1,110,130
2,125,000	Watauga Public Facilities Corp., Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/24	2,352,991

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
December 31, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,000,000	Watauga Public Facilities Corp., Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/26	$1,082,050
1,000,000	Wilson, NC, Public Facilities Project, Public Improvements Certificate of Participation, Series A (Assured Guaranty), 5.000%, 5/1/16	1,095,590
1,000,000	Winston-Salem State University Foundation LLC, Refunding Revenue, Callable 4/1/22 @ 100, 5.000%,4/1/25	1,059,360
1,000,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/17 @ 100, 5.000%, 6/1/19	1,128,960

	Total Municipal Bonds (Cost $192,610,488)	199,030,685

Shares
MONEY MARKET FUND (4.1%)
8,590,542	Federated North Carolina Municipal Cash Trust, Institutional Shares	8,590,542

	Total Money Market Fund (Cost $8,590,542)	8,590,542

Fair Value
Total Investments — 99.4% (Cost $201,201,030)	$207,621,227
Net Other Assets (Liabilities) — 0.6%	1,266,202

NET ASSETS — 100.0%	$208,887,429

(a)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2013. The maturity date reflected is the final maturity date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

CR — Custodial Receipts

G.O. — General Obligation

HUD — Housing & Urban Development

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

RE — Reinsurance

XLCA — XL Capital Assurance

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital South Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments
December 31, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (95.5%)
	South Carolina (95.5%)
$1,000,000	Anderson Regional Joint Water System, Refunding Revenue, Series A, Callable 7/15/21 @ 100, 5.000%, 7/15/25	$1,099,450
1,095,000	Anderson, SC, Water & Sewer, Refunding Revenue (AGM), 5.000%, 7/1/19	1,270,244
1,000,000	Beaufort County, SC, School District, Refunding G.O., Series A, Callable 3/1/17 @ 100 (AGM, SCSDE), 5.000%, 3/1/27	1,076,700
215,000	Camden, SC, Combined Public Utility System, Unrefunded, Combined Refunding & Improvement Revenue, Callable 3/1/14 @ 100 (NATL), 5.000%, 3/1/15	216,608
760,000	Cayce, SC, Waterworks & Sewer Systems Refunding & Improvements Revenue, Series A (XLCA), 5.250%, 7/1/16	841,548
595,000	Cayce, SC, Waterworks & Sewer Systems Refunding & Improvements Revenue, Series A (XLCA), 5.250%, 7/1/20	689,331
1,000,000	Charleston County, SC, Capital Improvements Transportation Sales Tax, Public Improvements G.O., Callable 11/1/21 @ 100 (State Aid Withholding), 5.000%, 11/1/22	1,170,590
1,000,000	Charleston County, SC, Port, Airport & Marina Improvements Revenue, 5.000%, 12/1/22	1,153,370
2,500,000	Charleston Educational Excellence Finance Corp., Charleston County School Refunding Revenue, 5.000%, 12/1/21	2,893,450
1,295,000	College of Charleston, University & College Improvements Refunding Revenue, Series A, Callable 4/1/21 @ 100, 5.000%, 4/1/25	1,400,931
1,170,000	Easley, SC, Combined Utility System Refunding Revenue, Callable 12/1/19 @ 100 (Assured Guaranty), 5.000%, 12/1/24	1,274,540
1,135,000	East Richland County Public Service District, Refunding Revenue, 4.000%, 1/1/22	1,228,626
200,000	Educational Facilities Authority, Wofford College, University & College Improvements Revenue, Series A, 4.000%, 4/1/15	208,686
1,820,000	Fort Mill School District No. 4, School Improvements G.O., Series B (SCSDE), 5.000%, 3/1/23	2,124,140
1,000,000	Greenville County, SC, School District Building Refunding Revenue, 5.000%, 12/1/22	1,145,660
1,075,000	Greenville County, SC, School District Building Refunding Revenue, Callable 12/1/16 @ 100, 5.000%, 12/1/22	1,191,401
1,340,000	Greenville, SC, Hospital System Board, Facilities Refunding Revenue, 5.000%, 5/1/21	1,507,379
1,085,000	Greenville, SC, Hospital System Board, Facilities Refunding Revenue, Series A, Callable 5/1/18 @100, 5.250%, 5/1/22	1,189,149
1,000,000	Greenwood County, SC, Self Regional Healthcare Refunding Revenue, Series B, Callable 4/1/22 @ 100, 5.000%, 10/1/24	1,064,190
530,000	Greenwood County, SC, Self Regional Healthcare Revenue, Callable 10/1/19 @ 100, OID, 5.000%, 10/1/23	557,231
1,175,000	Greenwood, SC, Combined Public Utility Revenue, Series A, 4.000%, 12/1/18	1,301,042

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$500,000	Kershaw County, SC, Kershaw County School District Project, Refunding Revenue (AGC), 5.000%, 12/1/16	$558,030
1,460,000	Lancaster Educational Assistance Program, Inc., SC, Lancaster County School District Refunding Revenue, Series B, Callable 12/1/23 @ 100, 5.000%, 12/1/24	1,608,540
825,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, 5.000%, 11/1/15	886,925
110,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, 5.000%, 11/1/16	122,009
1,000,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, Callable 11/1/17 @ 100, 5.000%, 11/1/23	1,078,330
760,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, Callable 11/1/21 @ 100, 5.000%, 11/1/22	837,657
1,000,000	Lexington County, SC, School District No. 1, G.O., Series C (SCSDE), 5.000%, 2/1/21	1,174,790
1,000,000	Lexington One School Facilities Corp., Lexington County School District No. 1 Revenue, 5.000%, 12/1/16	1,118,980
940,000	Lexington, SC, Combined Waterworks & Sewer System Refunding Revenue, Callable 4/1/21 @100, 5.000%, 4/1/22	1,060,856
790,000	Newberry Investing in Children’s Education, Newberry County School District Project, School Improvements Revenue, 5.250%, 12/1/14	820,763
100,000	North Myrtle Beach, SC, Recreational Facility Improvements G.O. (State Aid Withholding), 4.000%, 3/1/19	111,755
455,000	Oconee County, SC, Duke Power Co. Project Refunding Revenue, 3.600%, 2/1/17	490,076
810,000	Orangeburg County, SC, School District No. 5, Refunding G.O. (SCSDE), 5.000%, 3/1/21	942,151
1,100,000	Orangeburg County, SC, School District No. 5, Refunding G.O., Callable 3/1/17 @100 (NATL-RE, SCSDE), 4.000%, 3/1/19	1,177,341
900,000	Piedmont Municipal Power Agency, Power System Refunding Revenue, Series A3, 5.000%, 1/1/16	975,411
325,000	Piedmont Municipal Power Agency, Power System Refunding Revenue, Series A3 (Assured Guaranty), 5.000%, 1/1/18	370,767
1,000,000	Piedmont Municipal Power Agency, Power System Refunding Revenue, Series B, Callable 1/1/22 @ 100, 4.000%, 1/1/23	1,033,920
420,000	Piedmont Municipal Power Agency, Power System, Prerefunded, Refunding Revenue (NATL-RE), OID, 5.375%, 1/1/25	481,656
1,000,000	Renewable Water Resources Sewage System, Refunding Revenue, 4.000%, 1/1/20	1,104,210
250,000	Renewable Water Resources Sewage System, Refunding Revenue, Series A, Callable 1/1/20 @ 100, 5.000%, 1/1/21	284,773
1,000,000	Rock Hill, SC, Combined Utility System, Refunding & Improvements Revenue, Series B (AGM), 5.000%, 1/1/20	1,150,510

Continued

Sterling Capital South Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
December 31, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$1,000,000	Rock Hill, SC, Combined Utility System, Refunding Revenue, Series A, Callable 1/1/22 @100 (AGM), 5.000%, 1/1/23	$1,125,410
1,090,000	Rock Hill, SC. Ltd. Obligations, Hospitality Fee Pledge, Refunding Revenue, 5.000%, 4/1/21	1,229,956
1,135,000	SCAGO Educational Facilities Corp. for Pickens School District, Pickens County Project, School Improvements Revenue, Callable 12/1/16 @ 100 (AGM), 5.000%, 12/1/18	1,263,788
825,000	SCAGO Educational Facilities Corp. for Pickens School District, Pickens County Project, School Improvements Revenue, Callable 12/1/16 @ 100 (AGM), 5.000%, 12/1/19	915,082
500,000	SCAGO Public Facilities Corp. for Georgetown County, Georgetown County Project, Refunding Revenue, Series A, 5.000%, 12/1/18	567,255
500,000	SCAGO Public Facilities Corp. for Georgetown County, Georgetown County Project, Refunding Revenue, Series A, 5.000%, 12/1/19	568,725
550,000	South Carolina Jobs-Economic Development Authority, AnMed Health Project, Refunding & Improvement Revenue, Series B (Assured Guaranty), 5.000%, 2/1/19	626,917
1,000,000	South Carolina Jobs-Economic Development Authority, Bons Secours Health System, Inc., Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/24	1,062,260
1,500,000	South Carolina Jobs-Economic Development Authority, Conway Hospital Income Project, Health, Hospital, Nursing Home Improvements Revenue, Callable 7/1/22 @ 100, 5.000%,7/1/23	1,618,410
850,000	South Carolina Jobs-Economic Development Authority, Kershaw County Medical Center Project, Health, Hospital, Nursing Home Improvements Revenue, OID, 5.000%, 9/15/18	922,726
500,000	South Carolina Jobs-Economic Development Authority, Palmetto Health Facilities, Refunding Revenue, Series A, 2.500%, 8/1/14	504,460
500,000	South Carolina Jobs-Economic Development Authority, Palmetto Health Facilities, Refunding Revenue, Series A (AGM), 5.000%, 8/1/19	563,130
500,000	South Carolina Jobs-Economic Development Authority, Palmetto Health, Refunding & Improvement Facilities Revenue, OID, 5.000%, 8/1/18	548,755
1,050,000	South Carolina State Ports Authority, Port, Airport & Marina Improvements Revenue, 5.000%, 7/1/19	1,208,561
540,000	South Carolina State Public Service Authority, Electricity Lights & Power Improvements Revenue, Series A, Callable 1/1/17 @ 100 (AMBAC), 5.000%, 1/1/23	594,907

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$1,030,000	South Carolina State Public Service Authority, Refunding Revenue, Series A, Callable 1/1/19 @ 100, 5.000%, 1/1/27	$1,094,890
1,015,000	South Carolina State Public Service Authority, Refunding Revenue, Series A, Callable 1/1/19 @ 100, 5.000%, 1/1/32	1,046,719
1,225,000	South Carolina State Public Service Authority, Refunding Revenue, Series B, Callable 1/1/16 @ 100 (NATL-RE), 5.000%, 1/1/22	1,309,917
500,000	South Carolina Transportation Infrastructure Bank, Refunding Revenue, Series B (AMBAC), 5.250%, 10/1/15	542,655
285,000	South Carolina Transportation Infrastructure Bank, Transit Improvements Revenue, Series A (XLCA), 5.000%, 10/1/15	308,071
400,000	Spartanburg County, SC, School District No. 1, School Improvements G.O., Callable 9/1/16 @ 100 (AGM, SCSDE), 5.000%, 3/1/22	442,644
1,000,000	Spartanburg Regional Health Services District, Refunding Revenue, Series A, 5.000%, 4/15/20	1,119,350
600,000	Spartanburg Regional Health Services District, Refunding Revenue, Series A, Callable 4/15/18 @ 100 (Assured Guaranty), 5.250%, 4/15/21	657,252
830,000	Three Rivers Solid Waste Authority, Solid Waste Disposal Facilities, Refunding Revenue, 4.500%, 12/15/16	903,696
500,000	University of South Carolina, Refunding Revenue, Series A, Callable 5/1/20 @ 100, 5.000%, 5/1/28	533,660
310,000	York County, SC, Public Improvements G.O., Callable 11/1/16 @ 100, OID, 5.100%, 11/1/21	343,799
170,000	York County, SC, School District No. 1, Refunding G.O., Series A, Callable 3/1/19 @ 100 (SCSDE), 5.000%, 3/1/20	194,259

	Total Municipal Bonds (Cost $62,723,755)	63,810,970

Shares
MONEY MARKET FUND (3.5%)
2,336,021	Federated Tax-Free Obligations Fund, Institutional Shares	2,336,021

	Total Money Market Fund (Cost $2,336,021)	2,336,021

Total Investments — 99.0% (Cost $65,059,776)		66,146,991
Net Other Assets (Liabilities) — 1.0%		693,944

NET ASSETS — 100.0%		$66,840,935

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

G.O. — General Obligation

Continued

Sterling Capital South Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
December 31, 2013 (Unaudited)

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

RE — Reinsurance

SCAGO — South Carolina Association of Governmental Organizations

SCSDE — South Carolina School District Enhancement

XLCA — XL Capital Assurance

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments
December 31, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (97.9%)
	District of Columbia (1.6%)
$ 1,160,000	Metropolitan Washington Airports Authority, Port, Airport & Marina Improvement Revenue, Series A, Callable 10/1/20 @ 100, 5.000%, 10/1/23	$1,323,212
600,000	Metropolitan Washington Airports Authority, Refunding Revenue, Series B, Callable 10/1/19 @ 100, 5.000%, 10/1/21	683,964

		2,007,176

	Virginia (96.3%)
2,760,000	Albemarle County, VA, Economic Development Authority, Refunding Revenue, 5.000%, 6/1/20	3,216,780
1,000,000	Alexandria, VA, Public Improvements G.O., Series A, 5.000%, 6/15/16	1,111,170
1,000,000	Alexandria, VA, Refunding G.O. (State Aid Withholding), 5.000%, 6/15/21	1,184,850
1,000,000	Arlington County, VA, Industrial Development Authority, VA Hospital Center Arlington, Refunding Revenue, 5.000%, 7/1/18	1,133,100
1,250,000	Charlottesville, VA, Public Improvements, Refunding G.O., Series B, 4.000%, 7/15/21	1,395,513
1,100,000	Chesapeake Bay Bridge & Tunnel District, General Resolution, Refunding Revenue, (BHAC-CR, NATL-RE), 5.500%, 7/1/25	1,256,299
1,100,000	Chesterfield County, VA, Economic Development Authority, Electric & Power, Refunding Revenue, Series A, Callable 5/1/19 @ 100, 5.000%, 5/1/23	1,196,723
475,000	Danville, VA, Refunding G.O., Series A, Callable 3/1/19 @ 100 (Assured Guaranty, State Aid Withholding), 5.000%, 3/1/21	533,947
550,000	Danville, VA, Refunding G.O., Series A, Callable 3/1/19 @ 100, (Assured Guaranty, State Aid Withholding), 5.000%, 3/1/22	609,741
1,410,000	Fairfax County, VA, Economic Development Authority, Community Services Facilities Project, Health, Hospital, Nursing, Home Improvements, Revenue, Series A, 4.500%, 3/1/21	1,570,543
2,500,000	Fairfax County, VA, Economic Development Authority, Laurel Hill Public Facilities Project, Refunding Revenue, 5.000%, 6/1/22	2,895,825
1,000,000	Fairfax County, VA, Industrial Development Authority, Inova Health System Project, Refunding Revenue, (AGM-CR), OID, 5.250%, 8/15/19	1,142,160
595,000	Fairfax County, VA, Industrial Development Authority, Inova Health Systems Project, Refunding Revenue, Series C, 5.000%, 5/15/18	687,344
715,000	Fairfax County, VA, Redevelopment & Housing Authority, Redevelopment & Housing Refunding Revenue, 3.500%, 10/1/18	780,816
2,160,000	Fairfax County, VA, Sewer Improvements Revenue, Callable 7/15/21 @ 100, 5.000%, 7/15/22	2,524,651
965,000	Falls Church, VA, Public Improvements, G.O. (State Aid Withholding), 5.000%, 7/1/20	1,143,892
1,350,000	Hampton, VA, Public Improvements, G.O. (State Aid Withholding), 5.000%, 4/1/21	1,592,149

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$ 1,000,000	Hampton, VA, Public Improvements, Refunding G.O., Series A, Callable 1/15/19 @100, 5.000%, 1/15/21	$1,134,420
1,525,000	Harrisonburg, VA, Public Improvements, Refunding G.O., Series B, (State Aid Withholding), 5.000%, 7/15/18	1,777,937
1,665,000	Loudoun County, VA, Industrial Development Authority, Refunding Revenue, 4.000%, 12/15/22	1,827,587
1,020,000	Loudoun County, VA, Public Improvements G.O., Series B, (State Aid Withholding), 5.000%, 12/1/16	1,152,467
1,000,000	Loudoun County, VA, School Improvements G.O., Series B, (State Aid Withholding), 5.000%, 12/1/15	1,089,450
1,465,000	Montgomery County, VA, Economic Development Authority, Virginia Tech Foundation, Refunding Revenue, Series A, Callable 6/1/20 @ 100, 5.000%, 6/1/27	1,580,955
2,460,000	Montgomery County, VA, Economic Development Authority, Virginia Tech Foundation, Refunding Revenue, Series A, Callable 6/1/21 @ 100, 5.000%, 6/1/24	2,746,492
1,315,000	Montgomery County, VA, Industrial Development Authority, Public Projects, Public Improvements, Revenue, 5.000%, 2/1/18	1,504,636
1,000,000	Montgomery County, VA, Industrial Development Authority, Public Projects, Public Improvements, Revenue, Callable 2/1/18 @ 100, 5.000%, 2/1/24	1,068,390
2,000,000	Newport News, VA, General Water Improvements, Refunding G.O., Series A, 4.000%, 7/15/20	2,234,960
1,000,000	Newport News, VA, General Water Improvements, Refunding G.O., Series B, 5.250%, 7/1/21	1,193,850
1,000,000	Norfolk, VA, Economic Development Authority, Bon Secours Health System, Inc., Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/29	1,025,060
1,000,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare Facilities, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/25	1,098,330
1,000,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/24	1,110,940
1,000,000	Norfolk, VA, Water Utility Improvements Revenue, Callable 11/1/18 @ 100, 5.000%, 11/1/23	1,130,350
400,000	Northern Transportation District Commission, Virginia Railway Express Project, Refunding Revenue, Callable 1/30/14 @ 100, (AGM), 5.375%, 7/1/14	401,776
500,000	Pittsylvania County, VA, Refunding G.O., Series B, 3.000%, 3/1/16	525,535
1,000,000	Pittsylvania County, VA, School Improvements G.O., Series B, 5.000%, 2/1/19	1,158,590

Continued

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
December 31, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$ 1,320,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 2/1/19 @ 100, OID, 5.200%, 2/1/20	$1,510,489
1,775,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 2/1/19 @ 100, OID, 5.375%, 2/1/21	2,010,010
1,175,000	Poquoson, VA, Refunding G.O., (State Aid Withholding), 5.000%, 2/15/19	1,367,101
1,160,000	Poquoson, VA, Refunding G.O., (State Aid Withholding), 5.000%, 2/15/21	1,350,588
1,700,000	Portsmouth, VA, Public Improvements, Refunding G.O., Series A, Callable 2/1/23 @ 100 (State Aid Withholding), 5.000%, 2/1/27	1,900,634
1,330,000	Portsmouth, VA, Public Utilities, Refunding G.O., Series A, (State Aid Withholding), 4.000%, 7/15/19	1,488,629
1,325,000	Portsmouth, VA, Public Utilities, Refunding G.O., Series A, Callable 7/15/22 @ 100, (State Aid Withholding), 5.000%, 7/15/24	1,512,183
1,440,000	Portsmouth, VA, Refunding G.O., Series B, Callable 7/15/19 @ 100, 5.250%, 7/15/23	1,652,515
1,055,000	Portsmouth, VA, Refunding G.O., Series D, Callable 7/15/20 @ 100, 5.000%, 7/15/21	1,218,789
1,400,000	Prince William County, VA, County Facilities, Refunding Certificate of Participation, 3.500%, 10/1/18	1,520,148
1,150,000	Prince William County, VA, County Facilities, Refunding Certificate of Participation, 5.000%, 10/1/21	1,327,709
1,585,000	Prince William County, VA, Public Improvement, Refunding G.O., Series A, 4.000%, 8/1/21	1,769,193
1,035,000	Richmond Metropolitan Authority, Expressway, Refunding Revenue, (NATL), 5.250%, 7/15/15	1,106,767
1,520,000	Richmond Metropolitan Authority, Expressway, Refunding Revenue, (NATL), 5.250%, 7/15/16	1,678,004
1,400,000	Riverside, VA, Regional Jail Authority, Refunding Revenue, 5.000%, 7/1/20	1,604,750
1,760,000	Riverside, VA, Regional Jail Authority, Refunding Revenue, 5.000%, 7/1/22	1,986,512
1,415,000	Roanoke, VA, Economic Development Authority, Carillion Health System, Remarketing, Refunding Revenue, Series C, (AGM), 5.000%, 7/1/17	1,589,427
1,100,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, 5.000%, 7/1/15	1,155,385
885,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, 5.000%, 7/1/20	964,269
1,530,000	Smyth County, VA, Public Improvement, Refunding G.O., Series A, Callable 11/1/21 @ 100 (State Aid Withholding), 5.000%, 11/1/25	1,693,144
1,000,000	Spotsylvania County, VA, Public Improvements, G.O., Callable 1/15/16 @ 100 (AGM), 5.000%, 1/15/17	1,086,910

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$ 1,420,000	Spotsylvania County, VA, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/20 @ 100, 5.000%, 6/1/28	$1,531,754
1,515,000	Stafford County & Staunton Industrial Development Authority, Virginia Municipal League Association, Public Improvements Revenue, Series I, 4.000%, 2/1/16	1,613,596
800,000	Stafford County & Staunton Industrial Development Authority, Virginia Municipal League Association, Public Improvements Revenue, Series I, 4.000%, 2/1/17	868,048
1,300,000	Suffolk, VA, Public Improvements, Refunding G.O., Series A, (NATL-RE), 5.000%, 2/1/16	1,423,162
2,425,000	Suffolk, VA, Public Improvements, Refunding G.O., Series A, (NATL-RE), 5.000%, 2/1/17	2,742,457
465,000	Suffolk, VA, Unrefunded, Refunding G.O., Callable 12/1/15 @ 100, 5.000%, 12/1/18	504,046
1,100,000	Virginia Biotechnology Research Partnership Authority, Constructions Laboratories Project, Refunding Revenue, 5.000%, 9/1/19	1,290,465
2,500,000	Virginia College Building Authority, 21st Century College & Equipment, University & College Improvements Revenue, Series A, 5.000%, 2/1/22	2,923,675
845,000	Virginia College Building Authority, 21st Century College & Equipment, University & College Improvements Revenue, Series A, Callable 2/1/18 @ 100, (State Intercept), 5.000%, 2/1/21	951,132
1,000,000	Virginia College Building Authority, Educational Refunding Revenue, Series A, (State Intercept), 5.000%, 9/1/19	1,176,100
1,805,000	Virginia College Building Authority, Public Higher Education Financing Program, Refunding Revenue, Series B, (State Intercept), 5.000%, 9/1/20	2,123,619
2,200,000	Virginia College Building Authority, Public Higher Education Financing Program, Revenue, Series A, Callable 9/1/17 @ 100, (State Intercept), OID, 4.500%, 9/1/26	2,333,100
1,620,000	Virginia Commonwealth Transportation Board, Federal Transportation Grant, Transit Improvements, Anticipation Revenue, 5.000%, 9/15/18	1,888,499
1,850,000	Virginia Commonwealth Transportation Board, Federal Transportation Grant, Transit Improvements, Revenue, Series B, Callable 9/15/22 @ 100, 5.000%, 3/15/23	2,124,817
975,000	Virginia Housing Development Authority, Refunding Revenue, Series A1, Callable 7/1/19 @ 100, (G.O. of Authority), 4.600%, 7/1/25	1,017,139
1,500,000	Virginia Housing Development Authority, State Single Family Housing Revenue, Series A, 3.900%, 3/1/19	1,616,985
1,500,000	Virginia Port Authority, Port, Airport & Marina Improvements Revenue, Callable 7/1/20 @ 100, 5.000%, 7/1/28	1,615,785

Continued

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
December 31, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,025,000	Virginia Public Building Authority, Public Facilities Building Revenue, Series A, Callable 8/1/17 @ 100, (NATL-RE), 5.000%, 8/1/18	$1,159,449
2,000,000	Virginia Public Building Authority, Public Improvements Revenue, Series A, Callable 8/1/21 @ 100, 5.000%, 8/1/26	2,209,120
1,000,000	Virginia Public School Authority, School Financing 1997 Resolution, School Improvement Revenue, Series B, Callable 8/1/17 @100, (NATL-RE), 5.000%, 8/1/26	1,099,390
1,150,000	Virginia Resources Authority, State Revolving Fund, Refunding Revenue, 5.500%, 10/1/17	1,348,559
1,835,000	Virginia Small Business Financing Authority, Sentara Healthcare Refunding Revenue, 4.000%, 11/1/16	1,997,159
600,000	Virginia Small Business Financing Authority, Sentara Healthcare, Refunding Revenue, Callable 5/1/20 @ 100, OID, 4.000%, 11/1/20	638,676
1,255,000	Western Regional Jail Authority, Correctional Facilities Improvement Revenue, Callable 6/1/17 @ 100, (NATL-RE), 4.750%, 6/1/23	1,347,243
2,000,000	York County, VA, Economic Development Authority, Electric & Power, Refunding Revenue, Series A, 4.050%, 5/1/33(a)	2,020,560

		118,794,919

	Total Municipal Bonds (Cost $117,286,690)	120,802,095

Shares		Fair Value
MONEY MARKET FUND (1.3%)
1,588,263	Federated Virginia Municipal Money Market Portfolio, Institutional Shares	$1,588,263

	Total Money Market Fund (Cost $1,588,263)	1,588,263

Total Investments — 99.2% (Cost $118,874,953)		122,390,358
Net Other Assets (Liabilities) — 0.8%		948,914

NET ASSETS — 100.0%		$123,339,272

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2013. The maturity date reflected is the final maturity date.

AGM — Assured Guaranty Municipal Corp.

BHAC — Berkshire Hathaway Insurance Corp.

CR — Custodial Receipts

G.O. — General Obligation

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

RE — Reinsurance

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments
December 31, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (96.5%)
	West Virginia (96.5%)
$975,000	Berkeley County, WV, Public Service Sewer District, Sewer Improvements Revenue, Series A, Callable 3/1/15 @ 100, 5.000%, 3/1/22	$1,009,067
670,000	Braxton County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/18 @ 100, (AGM, West Virginia Board Commission), 5.000%, 5/1/23	747,727
1,450,000	Cabell County, WV, Board of Education, School Improvements G.O., (NATL-RE), 5.000%, 5/1/16	1,596,769
1,215,000	Fairmont State University, WV, University & College Improvements Refunding Revenue, Series B, 4.000%, 6/1/19	1,333,669
1,005,000	Fairmont State University, WV, University & College Improvements Refunding Revenue, Series A, Callable 6/1/21 @ 100, 5.000%, 6/1/23	1,111,932
1,495,000	Fairmont State University, WV, University & College Improvements Refunding Revenue, Series B, Callable 6/1/21 @ 100, 5.000%, 6/1/23	1,654,068
1,260,000	Fairmont, WV, Waterworks Refunding Revenue, Series D, (AGM), 3.000%, 7/1/18	1,318,955
1,100,000	Fairmont, WV, Waterworks Refunding Revenue, Series D, Callable 7/1/19 @100, (AGM), 4.000%, 7/1/24	1,117,666
2,250,000	Greenbrier County, WV, Board of Education, Public School Improvements G.O., (AGM), 5.000%, 5/1/18	2,599,695
535,000	Jefferson County, WV, Board of Education Public School, Refunding G.O., (West Virginia Board Commission), 4.000%, 5/1/18	590,442
1,605,000	Jefferson County, WV, Board of Education Public School, Refunding G.O., (West Virginia Board Commission), 4.000%, 5/1/19	1,770,058
815,000	Jefferson County, WV, Board of Education Public School, Refunding G.O., (West Virginia Board Commission), 4.000%, 5/1/20	892,539
340,000	Logan County, WV, 1st Mortgage, Logan County, Health, Hospital, Nursing Home Improvements, Revenue, 8.000%, 12/1/16	384,910
1,700,000	Marshall University, WV, Refunding Revenue, 5.000%, 5/1/19	1,961,749
1,390,000	Marshall University, WV, University & College Improvements Revenue, Callable 5/1/21 @ 100, 5.000%,5/1/26	1,505,704
1,560,000	Marshall University, WV, University & College Improvements Revenue, Callable 5/1/21 @ 100, 5.000%,5/1/27	1,669,824
800,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., (West Virginia Board Commission), 4.000%, 5/1/19	883,552
1,545,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., (West Virginia Board Commission), 5.000%, 5/1/20	1,782,976
1,000,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/23	1,127,630

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$815,000	Monongalia County, WV, Building Commission, Health System Obligated Group Refunding Revenue, Callable 7/1/21 @ 100, OID, 6.250%, 7/1/31	$858,798
1,345,000	Monongalia County, WV, Building Commission, Health, Hospital, Nursing Home Improvement Revenue, Series A, Callable 7/1/15 @ 100, 5.250%, 7/1/20	1,380,105
745,000	Ohio County, WV, County Commission, Fort Henry Centre Financing District, Public Improvement, Tax Allocation, Series A, 5.350%, 6/1/17	772,029
1,190,000	Parkersburg, WV, Combined Waterworks & Sewer Systems, Refunding Revenue, Series C, (NATL), 5.000%, 9/1/14	1,221,368
1,330,000	Parkersburg, WV, Combined Waterworks & Sewer Systems, Refunding Revenue, Series C, (NATL), 5.000%, 9/1/15	1,409,853
420,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., 3.000%, 5/1/17	446,334
960,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., 4.000%, 5/1/21	1,044,557
795,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/22	849,521
1,210,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/23	1,272,823
1,165,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/24	1,209,748
1,000,000	Preston County, WV, Board of Education, Public School Improvements G.O., (West Virginia Board Commission), 3.000%, 5/1/19	1,053,990
1,645,000	Preston County, WV, Board of Education, Public School Improvements G.O., (West Virginia Board Commission), 4.000%, 5/1/21	1,811,770
1,285,000	Princeton, WV, Princeton Community Hospital Project, Refunding Revenue, Series A, 5.000%, 5/1/22	1,358,772
1,365,000	Princeton, WV, Princeton Community Hospital Project, Refunding Revenue, Series A, Callable 5/1/22 @ 100, 5.000%, 5/1/27	1,353,561
2,105,000	Putnam County, WV, Board of Education, Public School Improvements, G.O., (West Virginia Board Commission), 4.000%, 5/1/19	2,360,021
1,000,000	Putnam County, WV, Board of Education, Public School Improvements, G.O., Callable 5/1/20 @ 100, (West Virginia Board Commission), 4.000%, 5/1/22	1,075,030
1,400,000	Shepherd University Board of Governors, Residence Facilities Projects, University & College Improvements, Revenue, Callable 6/1/15 @ 100, (NATL-RE), 5.000%, 6/1/25	1,479,716
1,215,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Series A, 5.000%, 6/1/19	1,394,261

Continued

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
December 31, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$3,000,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/25	$3,239,790
4,685,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/26	5,048,415
750,000	West Virginia Economic Development Authority, Department of Environmental Protection Lease, Refunding Revenue, Series B, 4.000%, 11/1/21	801,787
1,000,000	West Virginia Economic Development Authority, Ohio Power Co. Amos Project, Resource Recovery Improvements Revenue, Series A, 3.125%, 3/1/43(a)	1,023,360
1,710,000	West Virginia Economic Development Authority, The Diamond Project, Refunding Revenue, 3.000%, 12/15/18	1,815,473
2,390,000	West Virginia Economic Development Authority, The Diamond Project, Refunding Revenue, Callable 12/15/18 @ 100, 3.000%, 12/15/19	2,480,892
670,000	West Virginia Higher Education Policy Commission, Community & Technology Capital Improvements Revenue, Series A, 5.000%, 7/1/17	756,517
1,600,000	West Virginia Higher Education Policy Commission, Higher Education Facilities, Refunding Revenue, Series A, 5.000%, 4/1/20	1,846,848
250,000	West Virginia Higher Education Policy Commission, Higher Educational Facilities, Refunding Revenue, Series B, Callable 4/1/14 @100, (NATL), 5.000%, 4/1/16	252,640
640,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center, Inc., Health, Hospital, Nursing Home Improvements Revenue, Series A, Callable 9/1/16 @ 100, OID, 6.500%, 9/1/16	703,533
845,000	West Virginia Hospital Finance Authority, Health System Obligation, Health, Hospital, Nursing Home Improvements, Revenue, Callable 1/1/15 @ 100, OID, 5.000%, 1/1/24	877,946
1,575,000	West Virginia Hospital Finance Authority, United Health System Obligation, Refunding Revenue, Series E, Callable 12/1/18 @ 100, OID, 5.375%, 6/1/28	1,610,721
1,555,000	West Virginia Housing Development Fund, Refunding Revenue, Series A, 2.750%, 11/1/20	1,578,543
2,325,000	West Virginia School Building Authority, Capital Improvements, Refunding Revenue, Series A, (NATL), 5.000%, 7/1/16	2,577,844
1,855,000	West Virginia School Building Authority, Capital Improvements, Refunding Revenue, Series A, Callable 7/1/17 @ 100, (NATL), 5.000%, 7/1/18	2,078,268

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$1,650,000	West Virginia School Building Authority, Capital Improvements, Refunding Revenue, Series A, Callable 7/1/17 @ 100, (NATL), 5.000%, 7/1/19	$1,854,699
2,500,000	West Virginia School Building Authority, Capital Improvements, Refunding Revenue, Series A, Callable 7/1/17 @ 100, (NATL), 5.000%, 7/1/20	2,806,500
100,000	West Virginia School Building Authority, School Improvements Revenue, 5.000%, 7/1/16	110,743
1,300,000	West Virginia School Building Authority, School Improvements Revenue, 5.000%, 7/1/18	1,497,886
1,000,000	West Virginia School Building Authority, School Improvements Revenue, Callable 7/1/18 @ 100, OID, 5.000%, 7/1/27	1,078,580
1,840,000	West Virginia School Building Authority, School Improvements Revenue, Callable 7/1/18 @100, 5.250%, 7/1/21	2,082,383
1,890,000	West Virginia State Building Commission, Regional Jail Refunding Revenue, Series A, (AMBAC), 5.375%, 7/1/21	2,025,419
1,020,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (NATL, G.O. of Authority), 5.250%, 5/15/17	1,162,066
2,000,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (NATL, G.O. of Authority), 5.250%, 5/15/19	2,345,240
1,000,000	West Virginia State Water Development Authority Revenue, Loan Program II, Refunding Revenue, Series A-II, callable 11/01/23, 5.000%, 11/1/26	1,098,060
1,380,000	West Virginia University, University Project, Refunding Revenue, Series A, Callable 10/1/22 @ 100, 5.000%, 10/1/35	1,437,463
1,500,000	West Virginia University, University Projects, University & College Improvement Revenue, Series B, 5.000%, 10/1/20	1,741,875
1,035,000	West Virginia University, University Projects, University & College Improvements Revenue, Series A, (NATL-RE), 5.250%, 4/1/28	1,180,490
500,000	West Virginia University, University Projects, University & College Improvements Revenue, Series B, 5.000%, 10/1/19	582,245
3,555,000	West Virginia University, University Projects, University & College Improvements Revenue, Series B, Callable 10/1/21 @ 100, 5.000%, 10/1/36	3,693,538
2,090,000	West Virginia, State Road, Refunding G.O., (NATL), 5.000%, 6/1/15	2,228,797

	Total Municipal Bonds (Cost $99,155,875)	101,029,750

Continued

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
December 31, 2013 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND (2.7%)
2,861,816	Federated Tax-Free Obligations Fund, Institutional Shares	$2,861,816

	Total Money Market Fund (Cost $2,861,816)	2,861,816

Total Investments — 99.2% (Cost $102,017,691)		103,891,566
Net Other Assets (Liabilities) — 0.8%		819,318

NET ASSETS — 100.0%		$104,710,884

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2013. The maturity date reflected is the final maturity date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

G.O. — General Obligation

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

RE — Reinsurance

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Strategic Allocation Conservative Fund
Schedule of Portfolio Investments
December 31, 2013 (Unaudited)

Shares		Fair Value
EQUITY FUNDS (40.0%)
196,381	Sterling Capital Equity Income Fund, Institutional Shares(a)	$ 3,684,113
176,775	Sterling Capital Special Opportunities Fund, Institutional Shares(a)	3,729,949

	Total Equity Funds (Cost $6,612,887)	7,414,062

FIXED INCOME FUND (56.7%)
1,001,900	Sterling Capital Total Return Bond Fund, Institutional Shares(a)	10,509,935

	Total Fixed Income Funds (Cost $10,312,362)	10,509,935

MONEY MARKET FUND (3.1%)
586,140	Federated Treasury Obligations Fund, Institutional Shares	586,140

	Total Money Market Fund (Cost $586,140)	586,140

Total Investments — 99.8% (Cost $17,511,389)		18,510,137
Net Other Assets (Liabilities) — 0.2%		28,106

NET ASSETS — 100.0%		$18,538,243

(a)	Investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940.

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Strategic Allocation Balanced Fund
Schedule of Portfolio Investments
December 31, 2013 (Unaudited)

Shares		Fair Value
EQUITY FUNDS (60.4%)
586,879	Sterling Capital Equity Income Fund, Institutional Shares(a)	$ 11,009,854
521,800	Sterling Capital Special Opportunities Fund, Institutional Shares(a)	11,009,982

	Total Equity Funds (Cost $19,856,620)	22,019,836

FIXED INCOME FUND (37.3%)
1,294,428	Sterling Capital Total Return Bond Fund, Institutional Shares(a)	13,578,552

	Total Fixed Income Funds (Cost $13,392,020)	13,578,552

MONEY MARKET FUND (2.1%)
770,652	Federated Treasury Obligations Fund, Institutional Shares	770,652

	Total Money Market Fund (Cost $770,652)	770,652

Total Investments — 99.8% (Cost $34,019,292)		36,369,040
Net Other Assets (Liabilities) — 0.2%		84,593

NET ASSETS — 100.0%		$36,453,633

(a)	Investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940.

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Strategic Allocation Growth Fund
Schedule of Portfolio Investments
December 31, 2013 (Unaudited)

Shares		Fair Value
EQUITY FUNDS (75.3%)
544,792	Sterling Capital Equity Income Fund, Institutional Shares(a)	$ 10,220,292
484,341	Sterling Capital Special Opportunities Fund, Institutional Shares(a)	10,219,585

	Total Equity Funds (Cost $18,398,521)	20,439,877

FIXED INCOME FUND (22.4%)
579,284	Sterling Capital Total Return Bond Fund, Institutional Shares(a)	6,076,691

	Total Fixed Income Funds (Cost $6,078,638)	6,076,691

MONEY MARKET FUND (2.3%)
606,252	Federated Treasury Obligations Fund, Institutional Shares	606,252

	Total Money Market Fund (Cost $606,252)	606,252

Total Investments — 100.0% (Cost $25,083,411)		27,122,820
Net Other Assets (Liabilities) — 0.0%		13,180

NET ASSETS — 100.0%		$27,136,000

(a)	Investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940.

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Funds
Notes to Schedules of Portfolio Investments (Unaudited)
December 31, 2013

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Large Cap Value Diversified Fund, Sterling Capital Mid Value Fund, Sterling Capital Small CapValue Diversified Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, Sterling Capital Long/Short Equity Fund, Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund (formerly known as Sterling Capital Short-Term Bond Fund), Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Corporate Fund, Sterling Capital Securitized Opportunities Fund, Sterling Capital Kentucky IntermediateTax-Free Fund, Sterling Capital Maryland IntermediateTax-Free Fund, Sterling Capital North Carolina IntermediateTax-Free Fund, Sterling Capital South Carolina IntermediateTax-Free Fund, Sterling CapitalVirginia Intermediate Tax-Free Fund, Sterling Capital West Virginia Intermediate Tax-Free Fund, Sterling Capital Strategic Allocation Conservative Fund, Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund (referred to individually as a “Fund” and collectively as the “Funds”). Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund and Sterling Capital West Virginia IntermediateTax-Free Fund are referred to as the “Tax-Free Funds.” Sterling Capital StrategicAllocation Conservative Fund, Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund are referred to as the “Funds of Funds.” The Funds, excluding the Funds of Funds, are referred to as the “Variable Net Asset Value Funds.” The Funds of Funds invest in underlying mutual funds as opposed to individual securities.

All Funds, other than the Tax-Free Funds, are “diversified” funds, as defined in the 1940Act. TheTax-Free Funds are non-diversified funds, which means they may invest in the securities of a limited number of issuers.

By owning shares of underlying investment companies, each of the Funds of Funds invests, to varying degrees, in securities of U.S. and non-U.S. companies, including small and medium sized companies, and in fixed-income securities. Funds of Funds with exposure to underlying equity funds may include funds that invest in real estate of other similar securities. In addition, underlying investment companies may invest in derivatives.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of these schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation — Investments in securities held by the Variable Net Asset Value Funds, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid (long/short position) price in the principal market in which such securities are normally traded. The Variable Net Asset Value Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies, including underlying funds invested in by the Funds of Funds, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board. At December 31, 2013, there were no securities recorded at fair value.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three

Sterling Capital Funds
Notes to Schedules of Portfolio Investments (Unaudited) — (continued)
December 31, 2013

levels of the fair value hierarchy are described as follows:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2013, there were no significant changes to the valuation policies and procedures.

The summary of inputs used to determine the fair value of each Fund’s investments as of December 31, 2013 were as follows:

	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs		Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Large Cap Value Diversified Fund	$247,639,559(a	)	$—		$—	$247,639,559
Sterling Capital Mid Value Fund	719,239,706(a	)	—		—	719,239,706
Sterling Capital Small Cap Value Diversified Fund	131,467,748(a	)	—		—	131,467,748
Sterling Capital Special Opportunities Fund	878,037,676(a	)	—		—	878,037,676
Sterling Capital Equity Income Fund	2,091,244,429(a	)	—		—	2,091,244,429
Sterling Capital Long/Short Equity Fund	42,035,802(a	)(b)	—		—	42,035,802
Sterling Capital Ultra Short Bond Fund	953,667(b	)	55,320,442(a	)	—	56,274,109
Sterling Capital Short Duration Bond Fund	2,079,483(b	)	82,074,125(a	)	—	84,153,608
Sterling Capital Intermediate U.S. Government Fund	984,253(b	)	44,378,033(a	)	—	45,362,286
Sterling Capital Total Return Bond Fund	9,822,010(b	)	438,142,014(a	)	—	447,964,024
Sterling Capital Corporate Fund	2,794,552(b	)	73,185,722(a	)	—	75,980,274
Sterling Capital Securitized Opportunities Fund	320,921(b	)	38,450,074(a	)	—	38,770,995
Sterling Capital Kentucky Intermediate Tax-Free Fund	788,576(b	)	16,430,571(a	)	—	17,219,147
Sterling Capital Maryland Intermediate Tax-Free Fund	1,410,366(b	)	39,951,507(a	)	—	41,361,873
Sterling Capital North Carolina Intermediate Tax-Free Fund	8,590,542(b	)	199,030,685(a	)	—	207,621,227
Sterling Capital South Carolina Intermediate Tax-Free Fund	2,336,021(b	)	63,810,970(a	)	—	66,146,991
Sterling Capital Virginia Intermediate Tax-Free Fund	1,588,263(b	)	120,802,095(a	)	—	122,390,358
Sterling Capital West Virginia Intermediate Tax-Free Fund	2,861,816(b	)	101,029,750(a	)	—	103,891,566
Sterling Capital Strategic Allocation Conservative Fund	18,510,137(a	)	—		—	18,510,137
Sterling Capital Strategic Allocation Balanced Fund	36,369,040(a	)	—		—	36,369,040
Sterling Capital Strategic Allocation Growth Fund	27,122,820(a	)	—		—	27,122,820

Liabilities:
Investments Sold Short
Sterling Capital Long/Short Equity Fund	$14,025,863(a	)	$—		$—	$14,025,863
Other Financial Instruments- Written Options (Equity Risk)
Sterling Capital Special Opportunities Fund (c)	677,500		—		—	677,500
Sterling Capital Equity Income Fund (c)	1,195,500		—		—	1,195,500

(a)	Industries, countries or security types are disclosed in the Schedules of Portfolio Investments.
(b)	Represents money market funds and/or certain preferred stocks.
(c)	Other financial instruments are written options shown at value.

The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the reporting period. There were no transfers between Levels during the period ended December 31, 2013.

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Sterling Capital Funds
Notes to Schedules of Portfolio Investments (Unaudited) — (continued)
December 31, 2013

Mortgage Dollar Rolls — The Variable Net Asset Value Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales.

Options Contracts — Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund may write (sell) “covered” call options on securities and purchase options on securities to close out options previously written. These transactions are entered into to hedge against changes in security prices (equity risk) or for the purposes of earning additional income (i.e., speculation).

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of the premium and change in value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, the Funds contract with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. The Funds execute transactions in both listed and over-the-counter options. When purchasing over-the-counter options, the Funds bear the risk of economic loss from counterparty default, equal to the market value of the option. Listed options involve minimal counterparty risk since the listed options are guaranteed against default by the exchange on which they trade. Transactions in over-the-counter options expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter transaction, each Fund’s maximum amount of loss is the premium paid (as the purchaser) or the unrealized depreciation of the contract (as the writer).

Sterling Capital Special Opportunities and Sterling Capital Equity Income Funds invested in written options to economically hedge the downside exposure by collecting a premium when sold against the equity holding.

The following is a summary of written call options outstanding as of December 31, 2013:

	Number of Contracts	Value
Sterling Capital Special Opportunities Fund
Apple, Inc., $550.00, 4/19/14	60	$(229,800)
EOG Resources, Inc., $175.00, 1/18/14	1,150	(112,700)
Robert Half International, Inc., $45.00, 3/22/14	2,000	(140,000)
UnitedHealth Group, Inc., $77.50, 3/22/14	1,000	(195,000)

	4,210	$(677,500)

Sterling Capital Equity Income Fund
Time Warner Cable, Inc., $145.00, 1/18/14	500	$(22,500)
Time Warner Cable, Inc., $140.00, 4/19/14	500	(195,000)
Time Warner Cable, Inc., $135.00, 4/19/14	1,500	(978,000)

	2,500	$(1,195,500)

Sterling Capital Funds
Notes to Schedules of Portfolio Investments (Unaudited) — (continued)
December 31, 2013

Recent Accounting Standards — In June 2013, the Financial Accounting Standards Board issued Accounting Standard Update No. 2013-08 (“ASU No. 2013-08”) that creates a two-tiered approach to assess whether an entity is an investment company. ASU No. 2013-08 will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. ASU No. 2013-08 is effective for financial statements with fiscal years beginning after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

Short Sales — The Long/Short Equity Fund will engage in short selling. Short positions in individual stocks are speculative and may be more risky than “long” positions because the cost of the replacement security or derivative is unknown. Short selling strategies typically reduce returns relative to “long only” strategies during rising equity markets, and involve risk of significant losses; potential loss on uncovered short positions is unlimited. Short selling strategies typically help to preserve capital in falling markets. Short selling strategies also involve significant transaction costs. The Fund will engage in short sales through a prime brokerage account and will hold assets (which may be a substantial portion of the Fund’s assets) in connection with such short sales in a triparty account among the Fund, the prime broker and the Fund’s custodian. There can be no guarantee that the Fund will be able to recover all of the margin held in the triparty account in the event of the prime broker’s insolvency.

When-Issued and Forward Commitments — The Funds may purchase securities on a “when-issued” basis. Sterling Capital Large Cap Value Diversified Fund, Sterling Capital Mid Value Fund, Sterling Capital Small Cap Value Diversified Fund, Sterling Capital Special Opportunities Fund, and Sterling Capital Equity Income Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

3.	Investments in Affiliated Issuers:

A summary of the Funds’ transactions in the shares of affiliated issuers during the period ended December 31, 2013 is as follows:

	Shares Held at September 30, 2013	Shares Purchased	Shares Sold	Shares Held at December 31, 2013	Value at December 31, 2013
Sterling Capital Strategic Allocation Conservative Fund
Sterling Capital Equity Income Fund, Institutional Shares	207,334	6,487	17,440	196,381	$3,684,113
Sterling Capital Special Opportunities Fund, Institutional Shares	174,641	17,691	15,557	176,775	3,729,949
Sterling Capital Total Return Bond Fund, Institutional Shares	1,030,767	1,190	30,057	1,001,900	10,509,935

Total Affiliates	1,412,742	25,368	63,054	1,375,056	$17,923,997

Sterling Capital Strategic Allocation Balanced Fund
Sterling Capital Equity Income Fund, Institutional Shares	573,512	26,814	13,447	586,879	$11,009,854
Sterling Capital Special Opportunities Fund, Institutional Shares	483,055	52,651	13,906	521,800	11,009,982
Sterling Capital Total Return Bond Fund, Institutional Shares	1,245,350	49,078	—	1,294,428	13,578,552

Total Affiliates	2,301,917	128,543	27,353	2,403,107	$35,598,388

Sterling Capital Funds
Notes to Schedules of Portfolio Investments (Unaudited) — (continued)
December 31, 2013

	Shares Held at September 30, 2013	Shares Purchased	Shares Sold	Shares Held at December 31, 2013	Value at December 31, 2013
Sterling Capital Strategic Allocation Growth Fund
Sterling Capital Equity Income Fund, Institutional Shares	541,014	20,403	16,625	544,792	$10,220,292
Sterling Capital Special Opportunities Fund, Institutional Shares	455,702	48,855	20,216	484,341	10,219,585
Sterling Capital Total Return Bond Fund, Institutional Shares	568,819	16,448	5,983	579,284	6,076,691

Total Affiliates	1,565,535	85,706	42,824	1,608,417	$26,516,568

4.	Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.

5.	Federal Tax Information:

It is the policy of each Fund to continue to qualify as a regulated investment company (“RIC”) by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax was required in the Funds’ financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax was required in the Funds’financial statements. The Funds’ federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the Regulated Investment Company Modernization Act of 2010, capital losses originating in taxable years beginning after December 22, 2010 (“post-enactment capital losses”) are carried forward indefinitely. Furthermore, post-enactment capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

At September 30, 2013, the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations:

	Amount With No Expiration*
	Short-term Losses	Long-term Losses	Amount	Expires
Sterling Capital Large Cap Value Diversified Fund	$—	$—	$53,582,400	2017
Sterling Capital Large Cap Value Diversified Fund	—	—	10,325,708	2018
Sterling Capital Mid Value Fund	—	—	12,708,364	2017
Sterling Capital Small Cap Value Diversified Fund	—	—	2,085,627	2016
Sterling Capital Small Cap Value Diversified Fund	—	—	2,655,981	2017
Sterling Capital Ultra Short Bond Fund	14,612	—	—	—
Sterling Capital Short Duration Bond Fund	—	—	1,246,269	2014
Sterling Capital Short Duration Bond Fund	—	—	3,940,976	2015
Sterling Capital Short Duration Bond Fund	—	—	160,380	2016
Sterling Capital Short Duration Bond Fund	—	—	385,647	2019
Sterling Capital Short Duration Bond Fund	731,499	348,335	—	—
Sterling Capital Intermediate U.S. Government Fund	—	—	7,417,640	2016

Sterling Capital Funds
Notes to Schedules of Portfolio Investments (Unaudited) — (continued)
December 31, 2013

	Amount With No Expiration*
	Short-term Losses	Long-term Losses	Amount	Expires
Sterling Capital Intermediate U.S. Government Fund	—	—	$37,850	2019
Sterling Capital Securitized Opportunities Fund	1,495,375	5,299	—	—
Sterling Capital Strategic Allocation Conservative Fund	—	—	7,049,711	2018
Sterling Capital Strategic Allocation Balanced Fund	—	—	5,467,557	2018
Sterling Capital Strategic Allocation Balanced Fund	—	—	3,964,763	2019
Sterling Capital Strategic Allocation Growth Fund	—	—	6,627,772	2018
Sterling Capital Strategic Allocation Growth Fund	—	—	4,640,596	2019

*	Post-Enactment Losses: Must be utilized prior to losses subject to expiration.

Under current tax law, capital losses realized after October 31 and ordinary losses realized after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred qualified late-year losses, which will be treated as arising on the first business day of the fiscal year ending September 30, 2014:

Qualified Late-Year Capital Losses
Sterling Capital Corporate Fund	$431,130
Sterling Capital Total Return Bond Fund	3,360,087
Sterling Capital Kentucky Intermediate Tax-Free Fund	19,857
Sterling Capital Maryland Intermediate Tax-Free Fund	88,739
Sterling Capital North Carolina Intermediate Tax-Free Fund	689,792
Sterling Capital South Carolina Intermediate Tax-Free Fund	221,089
Sterling Capital Virginia Intermediate Tax-Free Fund	536,898
Sterling Capital West Virginia Intermediate Tax-Free Fund	71,814

At December 31, 2013, federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Sterling Capital Large Cap Value Diversified Fund	$219,992,524	$30,511,260	$(2,864,225)	$27,647,035
Sterling Capital Mid Value Fund	546,815,275	188,246,937	(15,822,506)	172,424,431
Sterling Capital Small Cap Value Diversified Fund	115,051,734	18,588,371	(2,172,357)	16,416,014
Sterling Capital Special Opportunities Fund	660,913,446	231,657,650	(14,533,420)	217,124,230
Sterling Capital Equity Income Fund	1,680,071,181	420,571,266	(9,398,018)	411,173,248
Sterling Capital Ultra Short Bond Fund	56,360,093	53,887	(139,871)	(85,984)
Sterling Capital Short Duration Bond Fund	84,422,356	366,319	(635,067)	(268,748)
Sterling Capital Intermediate U.S. Government Fund	44,830,700	1,122,568	(590,982)	531,586
Sterling Capital Total Return Bond Fund	448,364,862	7,673,682	(8,074,520)	(400,838)
Sterling Capital Corporate Fund	75,725,275	1,048,206	(793,207)	254,999
Sterling Capital Securitized Opportunities Fund	39,224,510	263,109	(716,624)	(453,515)
Sterling Capital Kentucky Intermediate Tax-Free Fund	16,303,188	927,846	(11,887)	915,959
Sterling Capital Maryland Intermediate Tax-Free Fund	40,582,802	1,000,035	(220,964)	779,071
Sterling Capital North Carolina Intermediate Tax-Free Fund	201,206,877	7,729,658	(1,315,308)	6,414,350
Sterling Capital South Carolina Intermediate Tax-Free Fund	65,060,485	1,662,674	(576,168)	1,086,506
Sterling Capital Virginia Intermediate Tax-Free Fund	118,901,077	4,317,685	(828,404)	3,489,281
Sterling Capital West Virginia Intermediate Tax-Free Fund	102,017,691	2,815,599	(941,724)	1,873,875
Sterling Capital Strategic Allocation Conservative Fund	17,594,227	998,748	(82,838)	915,910
Sterling Capital Strategic Allocation Balanced Fund	34,214,343	2,349,748	(195,051)	2,154,697
Sterling Capital Strategic Allocation Growth Fund	25,309,592	2,041,356	(228,128)	1,813,228

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms, and that information required to be disclosed by the registrant in this report is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Sterling Capital Funds

By (Signature and Title) /s/ James T. Gillespie

James T. Gillespie, President
(principal executive officer)

Date 02/28/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date 02/28/14

By (Signature and Title) /s/ Kenneth R. Cotner
Kenneth R. Cotner, Treasurer
(principal financial officer)

Date 02/28/14